UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-23402
Name of Fund:
BlackRock ETF Trust
BlackRock U.S. Carbon Transition Readiness ETF
BlackRock World ex U.S. Carbon Transition Readiness ETF
iShares FinTech Active ETF
iShares Health Innovation Active ETF
iShares International Country Rotation Active ETF
iShares Large Cap Core Active ETF
iShares Large Cap Value Active ETF
iShares U.S. Equity Factor Rotation Active ETF
iShares U.S. Industry Rotation Active ETF
iShares U.S. Thematic Rotation Active ETF
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock ETF Trust, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
7/31/2025
Date of reporting period:
7/31/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock U.S. Carbon Transition Readiness ETF
LCTU | NYSE Arca
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about BlackRock U.S. Carbon Transition Readiness ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock U.S. Carbon Transition Readiness ETF	$16	0.15%
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 15.97%.
  For the same period, the Russell 1000® Index returned 16.54%.
What contributed to performance?
The Fund’s holdings in the information technology sector made the largest contribution to absolute performance, led by positions in the semiconductors & semiconductor equipment and software industries. NVIDIA Corp. and Microsoft Corp. were the leading contributors in information technology. Positions in the financials sector also contributed to returns, with the best results occurring in the financial services industry. The Fund further benefited from strong absolute returns in the communication services, consumer discretionary, and industrials sectors.
What detracted from performance?
Healthcare was the only sector that meaningfully detracted from absolute performance. Holdings in UnitedHealth Group, Inc., Elevance Health, Inc., and Merck & Co., Inc. all finished the annual period with negative returns. Positions in the real estate sector also lost ground as a group, but the impact on the Fund was relatively minor due to the category’s small weighting.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 6, 2021 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	15.97%	11.30%
Russell 1000® Index	16.54	11.63
Key Fund statistics
Net Assets	$1,306,347,423
Number of Portfolio Holdings	305
Net Investment Advisory Fees	$1,798,640
Portfolio Turnover Rate	40%
The inception date of the Fund was April 6, 2021.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	32.3%
Financials	14.3%
Consumer Discretionary	10.7%
Communication Services	9.5%
Industrials	9.5%
Health Care	8.5%
Consumer Staples	4.9%
Energy	2.9%
Utilities	2.6%
Real Estate	2.5%
Materials	2.3%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	7.3%
Microsoft Corp.	5.7%
Apple Inc.	5.5%
Amazon.com Inc.	3.4%
Meta Platforms Inc., Class A	3.0%
Broadcom Inc.	2.3%
Alphabet Inc., Class A	1.8%
Mastercard Inc., Class A	1.7%
Berkshire Hathaway Inc., Class B	1.6%
Tesla Inc.	1.6%
(a)	Excludes money market funds.
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
On February 20, 2025, the Fund’s Board approved a proposal to change the name of BlackRock U.S. Carbon Transition Readiness ETF to iShares U.S. Carbon Transition Readiness Aware Active ETF. In connection with the Fund’s name change, the Fund will also amend its investment strategy and investment process. These changes are expected to become effective on or about November 21, 2025.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock U.S. Carbon Transition Readiness ETF
Annual Shareholder Report — July 31, 2025
LCTU-07/25-AR

BlackRock World ex U.S. Carbon Transition Readiness ETF
LCTD | NYSE Arca
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about BlackRock World ex U.S. Carbon Transition Readiness ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock World ex U.S. Carbon Transition Readiness ETF	$23	0.22%
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 12.14%.
  For the same period, the MSCI World ex USA Index (Net) returned 13.70%.
What contributed to performance?
The Fund’s holdings in the financials sector made the largest contribution to absolute performance, led by positions in the diversified banks industry. HSBC Holdings PLC and Intesa Sanpaolo SpA were the leading contributors in financials. Positions in the industrials sector also contributed to returns. The best results occurred in the capital goods industry, led by aerospace & defense companies that gained ground as shifts in U.S. foreign policy boosted the outlook for defense spending in Europe. The Fund further benefited from strong absolute returns in the communication services and utilities sectors. Iberdrola SA, which rose on the strength of increased infrastructure spending fueled by sustained AI-driven energy demand, was a key contributor in the latter.
What detracted from performance?
Healthcare was the only sector that meaningfully detracted from absolute performance. The pharmaceutical, biotechnology, and life sciences subsector was particularly weak, with a loss for Novo Nordisk having the largest adverse impact. Positions in the consumer discretionary sector also posted a very small loss as a group, with the French luxury goods producer LVMH Moët Hennessy Louis Vuitton SE representing a notable detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 6, 2021 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	12.14%	5.20%
MSCI World ex USA Index (Net)	13.70	6.72
Key Fund statistics
Net Assets	$231,428,518
Number of Portfolio Holdings	353
Net Investment Advisory Fees	$487,465
Portfolio Turnover Rate	39%
The inception date of the Fund was April 6, 2021.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	25.8%
Industrials	18.8%
Health Care	9.9%
Consumer Discretionary	9.0%
Information Technology	8.9%
Consumer Staples	7.4%
Materials	5.9%
Communication Services	4.7%
Energy	4.7%
Utilities	3.2%
Real Estate	1.7%
Ten largest holdings
Security	Percent of Total Investments(a)
HSBC Holdings PLC	1.8%
SAP SE	1.5%
AstraZeneca PLC	1.5%
Hitachi Ltd.	1.4%
Siemens AG	1.3%
Schneider Electric SE	1.3%
Iberdrola SA	1.3%
Canadian Imperial Bank of Commerce	1.3%
Royal Bank of Canada	1.2%
Nestle SA	1.2%
(a)	Excludes money market funds.
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
On February 20, 2025, the Fund’s Board approved a proposal to change the name of BlackRock World ex U.S. Carbon Transition Readiness ETF to iShares World ex U.S. Carbon Transition Readiness Aware Active ETF. In connection with the Fund’s name change, the Fund will also amend its investment strategy and investment process. These changes are expected to become effective on or about November 21, 2025.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock World ex U.S. Carbon Transition Readiness ETF
Annual Shareholder Report — July 31, 2025
LCTD-07/25-AR

iShares FinTech Active ETF
BPAY | NYSE Arca
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares FinTech Active ETF (the “Fund”) (formerly known as BlackRock Future Financial and Technology ETF) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares FinTech Active ETF	$83	0.70%
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 36.15%.
  For the same period, the MSCI All Country World Index (Net) returned 15.87%.
What contributed to performance?
Circle Internet Group, Inc., a leading blockchain infrastructure company, was the top contributor. Circle is best known for issuing USD Coin, the world’s second-largest regulated stablecoin that underpins a wide range of digital payments and decentralized finance applications. The shares surged after their June initial public offering thanks to growing institutional confidence in stablecoins as mainstream financial infrastructure, as well as Circle’s strong regulatory positioning and strategic partnerships. The passage of the GENIUS Act in the U.S. Senate, which provided crucial regulatory clarity for stablecoin issuers, was a further tailwind. Sezzle, Inc., a United States-based financial technology company that specializes in “buy now, pay later” solutions and digital payment services that allow consumers to make purchases and pay in instalments, was another top contributor. The company reported triple-digit revenue growth, raised guidance, and expanded its merchant partnerships and product offerings. Robinhood Markets, Inc., a U.S.-based brokerage and fintech platform, also contributed. The stock benefited from the rollout of new platform features, robust monthly operating metrics, and increased trading volumes in equities, options, and cryptocurrencies.
What detracted from performance?
Worldline SA, a France-based payments technology company, detracted from results. Worldline’s shares fell following reports of alleged customer fraud cover-ups and regulatory compliance failures, which severely damaged investor confidence. Dun & Bradstreet Holdings, Inc., which was hurt by disappointing earnings results, falling profit margins, and reduced guidance for the full year, also detracted. The Fund sold the position. Kaspi.kz, a Kazakhstan-based payments and e-commerce platform, was another notable detractor. The stock came under pressure from lowered earnings growth expectations amid rising interest rates in Kazakhstan, a government mandate that impacted e-commerce, and investor caution regarding a $300 million fintech investment in Turkey.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 16, 2022 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	36.15%	10.67%
MSCI All Country World Index (Net)	15.87	14.16
Key Fund statistics
Net Assets	$10,562,929
Number of Portfolio Holdings	43
Net Investment Advisory Fees	$43,545
Portfolio Turnover Rate	84%
The inception date of the Fund was August 16, 2022.
Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Financial Services	43.3%
Capital Markets	18.8%
Software	13.5%
Consumer Finance	10.8%
Banks	8.2%
Entertainment	3.3%
Insurance	2.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Robinhood Markets Inc., Class A	5.0%
Block Inc.	4.9%
Charles Schwab Corp. (The)	4.5%
Accelerant Holdings, Class A	4.0%
Circle Internet Group Inc.	4.0%
Coinbase Global Inc., Class A	3.9%
PayPal Holdings Inc.	3.7%
Etoro Group Ltd.	3.5%
Sezzle Inc.	3.5%
Pagaya Technologies Ltd., Class A	3.5%
(a)	Excludes money market funds.
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock Future Financial and Technology ETF to iShares FinTech Active ETF. This change became effective on October 10, 2024.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares FinTech Active ETF
Annual Shareholder Report — July 31, 2025
BPAY-07/25-AR

iShares Health Innovation Active ETF
BMED | NYSE Arca
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares Health Innovation Active ETF (the “Fund”) (formerly known as BlackRock Future Health ETF) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Health Innovation Active ETF	$83	0.85%
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned (4.96)%.
  For the same period, the MSCI All Country World Index (Net) returned 15.87%, the STOXX Global Breakthrough Healthcare Index (Net) returned (2.26)%, and the MSCI ACWI SMID Growth Health Care Index (Net) returned 3.39%.
What contributed to performance?
Boston Scientific Corp. was the largest contributor to returns. The medical device company rose on the strength of a year-over-year revenue increase in the second quarter of 2025. In addition, it produced robust organic growth in its cardiovascular segment behind high demand for key products. Gilead Sciences, Inc. also contributed to returns. Shares of the pharmaceutical stock rose due to strong earnings beats and increased guidance for 2025. Gilead experienced robust growth in key HIV and oncology franchises, with products such as Biktarvy and Trodelvy showing significant sales increases. In addition, investors anticipated the upcoming launch of a highly effective twice-yearly HIV prevention treatment. Rhythm Pharmaceuticals, Inc. further contributed to returns. The company reported positive clinical trial results for its drug Bivamelagon, which targets acquired hypothalamic obesity, and it benefited from investor optimism fueled by favorable FDA designations.
What detracted from performance?
Sarepta Therapeutics, Inc. was the largest detractor. The pharmaceutical stock sold off due to patient fatalities from acute liver failure linked to its Duchenne muscular dystrophy drug Elevidys, leading to shipment suspensions and paused clinical trials. Bio-Techne Corp. also detracted from returns. The shares fell as a result of a very large impairment charge related to the divestment of its Exosome Diagnostics business, as well as a decline in its diagnostics and spatial biology division sales. Danaher Corp. further detracted. The company suffered continued earnings weakness, challenges in growth markets (including a mid-single digit decline in China), and weak demand in its diagnostics segment.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 29, 2020 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	(4.96)%	(0.32)%
MSCI All Country World Index (Net)	15.87	12.73
STOXX Global Breakthrough Healthcare Index (Net)	(2.26)	(1.78)
MSCI ACWI SMID Growth Health Care Index (Net)	3.39	(0.62)
Key Fund statistics
Net Assets	$3,958,706
Number of Portfolio Holdings	114
Net Investment Advisory Fees	$29,883
Portfolio Turnover Rate	109%
The inception date of the Fund was September 29, 2020.
Effective November 1, 2024, the Fund has changed the benchmark against which it measures its performance from the MSCI ACWI SMID Growth Health Care Index (Net) to the STOXX Global Breakthrough Healthcare Index (Net), which Fund management believes is more representative of the sectors in which the Fund invests.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Biotechnology	32.1%
Health Care Equipment & Supplies	24.5%
Life Sciences Tools & Services	22.0%
Pharmaceuticals	14.8%
Health Care Providers & Services	6.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Abbott Laboratories	3.9%
Medtronic PLC	3.7%
Edwards Lifesciences Corp.	3.3%
Lonza Group AG	3.2%
UCB SA	3.1%
Johnson & Johnson	3.1%
Boston Scientific Corp.	2.9%
Insulet Corp.	2.4%
Labcorp Holdings Inc.	2.0%
Agilent Technologies Inc.	2.0%
(a)	Excludes money market funds.
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock Future Health ETF to iShares Health Innovation Active ETF. This change became effective on October 10, 2024.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc., STOXX Ltd. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Health Innovation Active ETF
Annual Shareholder Report — July 31, 2025
BMED-07/25-AR

iShares International Country Rotation Active ETF
CORO | NASDAQ
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares International Country Rotation Active ETF (the “Fund”) for the period of December 3, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Country Rotation Active ETF	$3(a)	0.04%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
How did the Fund perform during the period?
  For the reporting period ended July 31, 2025, the Fund returned 14.64%.
  For the same period, the MSCI ACWI ex-US Index (Net) returned 13.79%.
What contributed to performance?
China, Germany, and the United Kingdom made the largest contributions to absolute returns in the time from the Fund’s inception through July 31, 2025.
China’s strong performance was driven by the aggressive fiscal stimulus and monetary easing by the nation’s government. Additionally, a de-escalation in the U.S.-China trade talks supported the rally in Chinese equities later in the period. Germany was also a top performer, as many of its largest, multinational companies were positioned to capitalize on the stronger growth outside of the Eurozone. SAP SE, Allianz SE, and Siemens AG, in particular, benefited from strong earnings and sector-specific tailwinds. The United Kingdom was another top contributor to returns, aided by the Bank of England’s interest rate cuts and a weaker British Pound, which helped boost earnings for global companies.
What detracted from performance?
India, Denmark, and the United States were the primary detractors.
India was pressured by large outflows from foreign investors, valuation concerns, and disappointing earnings from technology and financial services companies. The negative returns for Denmark were primarily driven by Novo Nordisk A/S, a multinational pharmaceutical company that struggled due to competitive pressures, disappointing trial results, and lowered financial guidance. The weakness in the United States was largely driven by underperformance in the first three months of 2025, which was brought about by uncertainty regarding the Trump Administration’s trade policies.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: December 3, 2024 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
As of the date of this report, the Fund does not have a full fiscal year of performance information to report.
Key Fund statistics
Net Assets	$10,063,375
Number of Portfolio Holdings	33
Net Investment Advisory Fees	$1,903
Portfolio Turnover Rate	52%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Pofolio composition
Asset Class	Percent of Total Investments(a)
International Equity	100.0%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares MSCI Japan ETF	13.9%
iShares MSCI Canada ETF	12.8%
iShares MSCI China ETF	8.9%
iShares MSCI United Kingdom ETF	6.0%
iShares MSCI Germany ETF	5.9%
iShares MSCI Spain ETF	5.3%
iShares MSCI India ETF	4.8%
iShares MSCI France ETF	4.6%
iShares MSCI Australia ETF	4.3%
iShares MSCI South Korea ETF	4.2%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares International Country Rotation Active ETF
Annual Shareholder Report — July 31, 2025
CORO-07/25-AR

iShares Large Cap Core Active ETF
BLCR | NASDAQ
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares Large Cap Core Active ETF (the “Fund”) (formerly known as BlackRock Large Cap Core ETF) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Core Active ETF	$40	0.36%
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 19.91%.
  For the same period, the Russell 1000® Index returned 16.54%.
What contributed to performance?
The allocation to information technology led positive contributions, most notably holdings within the semiconductors & semiconductor equipment industry. This was followed by the allocation to financials, highlighted by holdings of financial services stocks, and the allocation to communication services sector, specifically exposure to the interactive media & services industry.
What detracted from performance?
The allocation to the healthcare sector weighed most heavily on return, specifically holdings in the life sciences tools & services industry. This was followed by the allocation to consumer staples, specifically holdings in the distribution & retail industry, and the allocation to energy, most notably holdings in the oil, gas, & consumable fuels industry.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 24, 2023 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	19.91%	25.89%
Russell 1000® Index	16.54	27.20
Key Fund statistics
Net Assets	$9,726,164
Number of Portfolio Holdings	34
Net Investment Advisory Fees	$28,168
Portfolio Turnover Rate	94%
The inception date of the Fund was October 24, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Software	15.2%
Semiconductors & Semiconductor Equipment	12.8%
Interactive Media & Services	8.8%
Financial Services	7.7%
Broadline Retail	7.5%
Health Care Providers & Services	6.9%
Capital Markets	6.8%
Entertainment	3.7%
Building Products	3.5%
Communications Equipment	3.3%
Other*	23.8%
Ten largest holdings
Security	Percent of Total Investments(a)
Microsoft Corp.	8.7%
Amazon.com Inc.	7.5%
Nvidia Corp.	7.2%
Meta Platforms Inc., Class A	6.7%
Visa Inc., Class A	4.4%
Broadcom Inc.	4.0%
Cardinal Health Inc.	3.7%
S&P Global Inc.	3.5%
Johnson Controls International PLC	3.5%
Intercontinental Exchange Inc.	3.4%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock Large Cap Core ETf to iShares Large Cap Core Active ETF. This change became effective on October 10, 2024.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Large Cap Core Active ETF
Annual Shareholder Report — July 31, 2025
BLCR-07/25-AR

iShares Large Cap Value Active ETF
BLCV | NYSE Arca
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares Large Cap Value Active ETF (the “Fund”) (formerly known as BlackRock Large Cap Value ETF) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Value Active ETF	$32	0.30%
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 10.60%.
  For the same period, the Russell 1000® Index returned 16.54%, and the Russell 1000® Value Index returned 8.79%.
What contributed to performance?
The largest contributors to performance over the period were the financials, industrials and information technology sectors. In financials, bank holdings provided a tailwind, most notably exposure to a large U.S bank. In industrials, aerospace & defense holdings were most additive, led by exposure to a leading global aerospace company. Finally, in information technology, exposure to the communications equipment industry led contributions, highlighted by a position in a worldwide communications technology company.
What detracted from performance?
The largest detractors from performance over the period were the energy, materials and communication services sectors. In energy, exposure to the oil, gas & consumable fuels industry detracted, in particular exposure to an energy production company. In materials, holdings within the chemicals industry were a headwind to return, most notably a position in global supplier of paints. Finally, in communication services, exposure to the media industry weighed on return, in particular exposure to a major cable company.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 19, 2023 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	10.60%	17.89%
Russell 1000® Index	16.54	22.43
Russell 1000® Value Index	8.79	14.71
Key Fund statistics
Net Assets	$53,015,636
Number of Portfolio Holdings	66
Net Investment Advisory Fees	$65,706
Portfolio Turnover Rate	61%
The inception date of the Fund was May 19, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Banks	10.8%
Health Care Equipment & Supplies	7.0%
Health Care Providers & Services	6.6%
Aerospace & Defense	5.6%
Professional Services	5.0%
Chemicals	4.9%
Electric Utilities	4.4%
Capital Markets	4.3%
Oil, Gas & Consumable Fuels	3.6%
Food Products	3.4%
Other*	44.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Wells Fargo & Co.	3.5%
Amazon.com Inc.	3.2%
SS&C Technologies Holdings Inc.	3.1%
Microsoft Corp.	3.0%
Citigroup Inc.	3.0%
Intercontinental Exchange Inc.	2.6%
L3Harris Technologies Inc.	2.6%
First Citizens BancShares Inc./NC, Class A	2.5%
Becton Dickinson & Co.	2.5%
Medtronic PLC	2.5%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock Large Cap Value ETF to iShares Large Cap Value Active ETF. This change became effective on October 10, 2024.
On September 17, 2024, the Fund’s Board approved a contractual waiver on management fees for the Fund pursuant to which the management fee would be limited to 0.00% from October 1, 2024 to March 31, 2025. Therefore, effective October 1, 2024 through March 31, 2025, BlackRock Fund Advisors, the Fund’s investment adviser, waived management fees for the Fund pursuant to which the management fee was limited to 0.00%.
The net expense ratio decreased from the prior fiscal year end primarily due to the implementation of a waiver on the Fund’s investment advisory fee.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Large Cap Value Active ETF
Annual Shareholder Report — July 31, 2025
BLCV-07/25-AR

iShares U.S. Equity Factor Rotation Active ETF
DYNF | NYSE Arca
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares U.S. Equity Factor Rotation Active ETF (the “Fund”) (formerly known as BlackRock U.S. Equity Factor Rotation ETF) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Equity Factor Rotation Active ETF	$27	0.25%
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 19.87%.
  For the same period, the MSCI USA Index returned 16.96%.
What contributed to performance?
Over the 12-month period, the Fund’s top contributors reflected strength in U.S. mega-cap technology and sectors such as Financials, aligning with market leadership driven by AI-related tailwinds and periods of risk-on sentiment. NVIDIA, Microsoft Corp, Meta Platforms Inc and Broadcom were among the strongest contributors as U.S. mega-cap tech stocks regained dominance. JPMorgan Chase & Co also added positively as Financials benefited from curve steepening and a resilient earnings backdrop. The Fund’s overweight positioning in these names also proved beneficial.
What detracted from performance?
On the downside, Lennar Corp. was the largest detractor from absolute returns, reflecting housing sector volatility and macro-driven rate sensitivity. UnitedHealth and Procter & Gamble struggled to keep pace in the risk-on rally, with investors rotating out of traditional defensives as inflation eased and growth sentiment returned. Exxon Mobil Corp and Apple Inc also detracted modestly, despite broader strength in cyclicals, due to a combination muted earnings momentum, sector-specific challenges, and less alignment with dominant market themes.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: March 19, 2019 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	19.87%	17.92%	15.77%
MSCI USA Index	16.96	15.67	15.36
Key Fund statistics
Net Assets	$21,476,421,485
Number of Portfolio Holdings	118
Net Investment Advisory Fees	$35,832,876
Portfolio Turnover Rate	64%
The inception date of the Fund was March 19, 2019.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	34.6%
Financials	18.4%
Communication Services	13.8%
Consumer Discretionary	9.7%
Industrials	7.0%
Health Care	5.5%
Consumer Staples	3.7%
Real Estate	2.6%
Utilities	2.5%
Energy	1.8%
Materials	0.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	8.8%
Microsoft Corp.	8.5%
Apple Inc.	6.8%
Amazon.com Inc.	4.8%
JPMorgan Chase & Co.	4.2%
Meta Platforms Inc., Class A	4.2%
Cisco Systems Inc.	3.0%
Alphabet Inc., Class A	2.8%
Berkshire Hathaway Inc., Class B	2.7%
Parker-Hannifin Corp.	2.4%
(a)	Excludes money market funds.
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock U.S. Equity Factor Rotation ETF to iShares U.S. Equity Factor Rotation Active ETF. This change became effective on October 10, 2024.
Prior to November 26, 2024, the Fund’s investment adviser agreed to a voluntary expense limitation of 0.20% of the Fund's average daily net assets. Effective November 26, 2024, the investment adviser terminated its voluntary expense limitation.
The net expense ratio increased from the prior fiscal year end primarily due to the elimination of a voluntary expense limitation.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares U.S. Equity Factor Rotation Active ETF
Annual Shareholder Report — July 31, 2025
DYNF-07/25-AR

iShares U.S. Industry Rotation Active ETF
INRO | NASDAQ
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares U.S. Industry Rotation Active ETF (the “Fund”) (formerly known as BlackRock U.S. Industry Rotation ETF) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Industry Rotation Active ETF	$45	0.42%
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 15.37%.
  For the same period, the MSCI USA Index returned 16.96%.
What contributed to performance?
Positions in the semiconductor, interactive media & services, and software industries made the largest contributions to the Fund’s absolute return.
Nvidia Corp. and Broadcom, Inc. led performance in the semiconductor industry. Semis rallied behind strong chip demand from mega-cap tech companies’ investments in artificial intelligence (AI) infrastructure. Meta Platforms, Inc., which benefited from rising advertising growth, was the leading contributor in the interactive media & services industry. In software, Microsoft Corp.—which benefited from the investments in AI and the integration of AI in its product suite—was the most notable contributor.
What detracted from performance?
Thermo Fisher Scientific Corp., a life sciences and clinical research company, was the main detractor in the life sciences tools & services industry. Biotechnology companies generally reined in product spending in 2024, pressuring the company’s revenues. UnitedHealth Group, Inc., which fell due to its exposure to government-funded healthcare programs that could be vulnerable to policy shifts and budgetary constraints, was the largest detractor in healthcare providers & services. In pharmaceuticals, Eli Lilly & Co.—which was hurt by disappointing clinical trial results and high discontinuation rates of key drugs due to adverse side effects—was the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: March 26, 2024 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	15.37%	14.66%
MSCI USA Index	16.96	17.62
Key Fund statistics
Net Assets	$29,217,016
Number of Portfolio Holdings	463
Net Investment Advisory Fees	$85,166
Portfolio Turnover Rate	227%
The inception date of the Fund was March 26, 2024.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	35.1%
Financials	14.5%
Communication Services	14.1%
Consumer Discretionary	9.6%
Industrials	7.7%
Real Estate	5.9%
Health Care	5.1%
Energy	3.3%
Utilities	3.0%
Materials	1.0%
Consumer Staples	0.7%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	8.3%
Microsoft Corp.	7.0%
Apple Inc.	6.4%
Meta Platforms Inc., Class A	4.0%
Amazon.com Inc.	3.9%
Alphabet Inc., Class A	2.6%
Broadcom Inc.	2.5%
Alphabet Inc., Class C	2.3%
T-Mobile U.S. Inc.	1.7%
JPMorgan Chase & Co.	1.7%
(a)	Excludes money market funds.
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock U.S. Industry Rotation ETF to iShares U.S. Industry Rotation Active ETF. This change became effective on October 10, 2024.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares U.S. Industry Rotation Active ETF
Annual Shareholder Report — July 31, 2025
INRO-07/25-AR

iShares U.S. Thematic Rotation Active ETF
THRO | NYSE Arca
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares U.S. Thematic Rotation Active ETF (the “Fund”) (formerly known as BlackRock Future U.S. Themes ETF) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Thematic Rotation Active ETF	$62	0.57%
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 17.06%.
  For the same period, the S&P 500® Index returned 16.33%.
What contributed to performance?
Positive contributions to performance were led by holdings within the information technology, consumer staples and healthcare sectors. In terms of individual stocks, consistent with the Fund’s thematic exposure to artificial intelligence-driven spending, the largest contributor was NVIDIA Corp. as the chipmaker benefited from strong demand which supported consistently above-expectations earnings reports. In a similar vein, shares of Microsoft Corp. rallied on investor enthusiasm around artificial intelligence and digital infrastructure. Social media company Meta Platforms Inc. and chipmaker Broadcom Inc. were also viewed as leading beneficiaries of artificial intelligence spending. Within consumer staples, consistent with the Fund’s thematic exposure to budget-focused consumers, Walmart Inc. added meaningfully as the company delivered consistent results amid changing consumer dynamics.
What detracted from performance?
On the downside, the largest detractors were Apple Inc., UnitedHealth Group Inc., Marsh & McLennan Inc., Eli Lilly and Fiserv Inc. Among mega cap-technology stocks, Apple was a laggard with exposure to tariff risks and the market’s perception of the firm’s relatively weak artificial intelligence capabilities. Within healthcare, despite the Fund’s underweight exposure, UnitedHealth was a leading detractor as health insurers remained under pressure and sentiment surrounding the firm remained weak. Shares of Eli Lilly pulled back on elevated competitive pressure after 2024’s euphoric expectations for GLP-1 weight loss drugs. Sentiment around insurance brokerage Marsh & McLennan and digital payments company Fiserv suffered from a pullback in demand for professional services and global fintech offerings amid a volatile geopolitical and macroeconomic backdrop.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: December 14, 2021 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	17.06%	11.64%
S&P 500® Index	16.33	10.67
Key Fund statistics
Net Assets	$5,100,165,408
Number of Portfolio Holdings	279
Net Investment Advisory Fees	$5,838,865
Portfolio Turnover Rate	45%
The inception date of the Fund was December 14, 2021.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Semiconductors & Semiconductor Equipment	14.5%
Software	13.7%
Interactive Media & Services	8.0%
Technology Hardware, Storage & Peripherals	6.8%
Health Care Equipment & Supplies	5.2%
Broadline Retail	4.7%
Electronic Equipment, Instruments & Components	3.4%
Specialty Retail	3.3%
Machinery	2.8%
Insurance	2.8%
Other*	34.8%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	9.2%
Apple Inc.	6.2%
Microsoft Corp.	5.5%
Amazon.com Inc.	4.2%
Meta Platforms Inc., Class A	4.0%
Broadcom Inc.	2.6%
Alphabet Inc., Class A	2.2%
Boston Scientific Corp.	2.1%
Amphenol Corp., Class A	1.9%
Alphabet Inc., Class C	1.7%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock Future U.S. Themes ETF to iShares U.S. Thematic Rotation Active ETF and the ticker from BTHM to THRO. These changes became effective on October 10, 2024.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares U.S. Thematic Rotation Active ETF
Annual Shareholder Report — July 31, 2025
THRO-07/25-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Pricewaterhouse Coopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees

Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock U.S. Carbon Transition Readiness ETF	$16,362	$16,362	$0	$0	$10,185	$9,700	$0	$0
BlackRock World ex U.S. Carbon Transition Readiness ETF	$13,433	$13,433	$0	$0	$10,185	$9,700	$0	$0
iShares FinTech Active ETF	$16,362	$16,362	$0	$0	$10,185	$9,700	$0	$0
iShares Health Innovation Active ETF	$13,433	$13,433	$0	$0	$10,185	$9,700	$0	$0
iShares International Country Rotation Active ETF	$14,746	$0	$0	$0	$10,185	N/A	$0	$0
iShares Large Cap Core Active ETF	$13,433	$12,000	$0	$0	$10,185	$9,700	$0	$0
iShares Large Cap Value Active ETF	$13,433	$13,433	$0	$0	$10,185	$9,700	$0	$0
iShares U.S. Equity Factor Rotation Active ETF	$13,433	$13,433	$0	$0	$10,185	$9,700	$0	$0

iShares U.S. Industry Rotation Active ETF	$13,433	$12,000	$0	$0	$10,185	$9,700	$0	$0
iShares U.S. Thematic Rotation Active ETF	$13,433	$0	$0	$0	$10,185	$0	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock U.S. Carbon Transition Readiness ETF	$10,185	$9,700
BlackRock World ex U.S. Carbon Transition Readiness ETF	$10,185	$9,700
iShares FinTech Active ETF	$10,185	$9,700
iShares Health Innovation Active ETF	$10,185	$9,700
iShares International Country Rotation Active ETF	$10,185	N/A
iShares Large Cap Core Active ETF	$10,185	$9,700
iShares Large Cap Value Active ETF	$10,185	$9,700
iShares U.S. Equity Factor Rotation Active ETF	$10,185	$9,700
iShares U.S. Industry Rotation Active ETF	$10,185	$9,700
iShares U.S. Thematic Rotation Active ETF	$10,185	$0

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant

(a) The following individuals are members of the registrant’s separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

July 31, 2025

2025 Annual Financial Statements and Additional Information

BlackRock ETF Trust
• BlackRock U.S. Carbon Transition Readiness ETF | LCTU | NYSE Arca
• BlackRock World ex U.S. Carbon Transition Readiness ETF | LCTD | NYSE Arca
• iShares FinTech Active ETF | BPAY | NYSE Arca
• iShares Health Innovation Active ETF | BMED | NYSE Arca
• iShares International Country Rotation Active ETF | CORO | NASDAQ
• iShares Large Cap Core Active ETF | BLCR | NASDAQ
• iShares Large Cap Value Active ETF | BLCV | NYSE Arca
• iShares U.S. Equity Factor Rotation Active ETF | DYNF | NYSE Arca
• iShares U.S. Industry Rotation Active ETF | INRO | NASDAQ
• iShares U.S. Thematic Rotation Active ETF | THRO | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments
July 31, 2025
BlackRock U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.1%
ATI Inc.(a)	10,995	$845,955
General Electric Co.	51,058	13,840,803
Hexcel Corp.	17,838	1,068,675
L3Harris Technologies Inc.	5,958	1,637,377
Rocket Lab Corp.(a)(b)	8,909	409,101
RTX Corp.	52,482	8,269,589
Spirit AeroSystems Holdings Inc., Class A(a)	44,954	1,771,188
		27,842,688
Air Freight & Logistics — 0.7%
CH Robinson Worldwide Inc.	53,026	6,114,958
Expeditors International of Washington Inc.	20,319	2,361,881
		8,476,839
Automobile Components — 0.0%
BorgWarner Inc.	4,761	175,205
Automobiles — 1.7%
Lucid Group Inc., Class A(a)(b)	206,857	508,868
Rivian Automotive Inc., Class A(a)(b)	56,602	728,468
Tesla Inc.(a)	66,132	20,386,512
		21,623,848
Banks — 3.5%
Bank of America Corp.	67,395	3,185,762
Citizens Financial Group Inc.	17,695	844,405
Fifth Third Bancorp	11,410	474,314
FNB Corp.	139,213	2,132,743
JPMorgan Chase & Co.	67,216	19,912,068
KeyCorp	496,717	8,901,169
Pinnacle Financial Partners Inc.	4	351
Popular Inc.	1,128	129,246
Truist Financial Corp.	16,537	722,832
U.S. Bancorp	108,633	4,884,140
Wells Fargo & Co.	58,882	4,747,656
		45,934,686
Beverages — 1.2%
Brown-Forman Corp., Class B	10	288
Coca-Cola Co. (The)	127,949	8,686,457
Keurig Dr Pepper Inc.	53,481	1,746,155
Monster Beverage Corp.(a)	15,240	895,350
PepsiCo Inc.	32,566	4,491,503
		15,819,753
Biotechnology — 2.2%
AbbVie Inc.	36,541	6,906,980
Alnylam Pharmaceuticals Inc.(a)	5,817	2,281,660
Amgen Inc.	14,111	4,164,156
Biogen Inc.(a)	16,166	2,069,248
Gilead Sciences Inc.	68,059	7,642,345
Natera Inc.(a)	12,234	1,635,196
Regeneron Pharmaceuticals Inc.	1,162	633,825
Vertex Pharmaceuticals Inc.(a)	7,331	3,349,314
		28,682,724
Broadline Retail — 4.1%
Amazon.com Inc.(a)	189,157	44,283,545
eBay Inc.	64,898	5,954,392
Etsy Inc.(a)	53,452	3,114,648
		53,352,585
Building Products — 0.5%
Fortune Brands Innovations Inc.	6	327
Johnson Controls International PLC	4,121	432,705
Security	Shares	Value
Building Products (continued)
Trane Technologies PLC	13,934	$6,104,207
		6,537,239
Capital Markets — 3.8%
Ameriprise Financial Inc.	3,123	1,618,307
Ares Management Corp., Class A	22,445	4,164,221
Carlyle Group Inc. (The)	16,608	1,007,441
Coinbase Global Inc., Class A(a)	631	238,367
Goldman Sachs Group Inc. (The)	21,969	15,896,549
Interactive Brokers Group Inc., Class A	4,422	289,906
KKR & Co. Inc.	24,744	3,626,976
LPL Financial Holdings Inc.	5,484	2,170,183
MarketAxess Holdings Inc.	2	411
Moody's Corp.	1,485	765,859
Nasdaq Inc.	94,734	9,115,305
Robinhood Markets Inc., Class A(a)	18,472	1,903,540
S&P Global Inc.	15,594	8,593,853
XP Inc., Class A	29,141	470,336
		49,861,254
Chemicals — 1.4%
Albemarle Corp.	20,041	1,359,782
Ecolab Inc.	52,466	13,733,500
FMC Corp.	28,975	1,131,184
PPG Industries Inc.	17,394	1,835,067
		18,059,533
Commercial Services & Supplies — 0.6%
Clean Harbors Inc.(a)	10,437	2,461,149
Veralto Corp.	29,698	3,113,242
Waste Management Inc.	10,020	2,296,183
		7,870,574
Communications Equipment — 1.1%
Cisco Systems Inc.	211,227	14,380,334
Motorola Solutions Inc.	1,240	544,335
		14,924,669
Construction & Engineering — 0.6%
AECOM	50,748	5,721,329
MasTec Inc.(a)	1,917	362,716
Quanta Services Inc.	2,551	1,036,038
		7,120,083
Construction Materials — 0.5%
CRH PLC	66,887	6,384,364
Consumer Finance — 0.6%
Capital One Financial Corp.	38,613	8,301,795
Consumer Staples Distribution & Retail — 1.7%
Costco Wholesale Corp.	9,946	9,345,659
Dollar General Corp.	1,362	142,874
Sprouts Farmers Market Inc.(a)	1,299	196,851
Sysco Corp.	43,460	3,459,416
Target Corp.	31,966	3,212,583
Walgreens Boots Alliance Inc.	39,841	463,749
Walmart Inc.	59,035	5,784,249
		22,605,381
Containers & Packaging — 0.2%
Avery Dennison Corp.	12,307	2,064,745
Diversified Telecommunication Services — 0.3%
Frontier Communications Parent Inc.(a)	12	441
Liberty Global Ltd., Class A(a)	19,190	192,284
Verizon Communications Inc.	81,844	3,499,649
		3,692,374

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
BlackRock U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electric Utilities — 1.2%
Constellation Energy Corp.	5,462	$1,899,902
Edison International	23,639	1,232,065
Eversource Energy	107,895	7,131,859
NextEra Energy Inc.	44,542	3,165,155
NRG Energy Inc.	5,980	999,856
PG&E Corp.	126,492	1,773,418
		16,202,255
Electrical Equipment — 1.5%
Eaton Corp. PLC	23,521	9,048,999
GE Vernova Inc.	6,642	4,385,647
Hubbell Inc., Class B	13,219	5,783,048
Rockwell Automation Inc.	410	144,201
		19,361,895
Electronic Equipment, Instruments & Components — 0.3%
Flex Ltd.(a)	7,163	357,219
Jabil Inc.	3,937	878,620
Trimble Inc.(a)	18,833	1,579,900
Zebra Technologies Corp., Class A(a)	1,901	644,477
		3,460,216
Energy Equipment & Services — 0.9%
Baker Hughes Co., Class A	190,223	8,569,546
TechnipFMC PLC	96,705	3,517,161
		12,086,707
Entertainment — 1.9%
Liberty Media Corp-Liberty Live, Class A(a)	4,843	396,157
Liberty Media Corp-Liberty Live, Class C, NVS(a)	5,274	444,229
Live Nation Entertainment Inc.(a)	23,322	3,444,659
Netflix Inc.(a)	12,737	14,767,278
ROBLOX Corp., Class A(a)	6,350	874,967
Roku Inc.(a)	5,392	507,711
Spotify Technology SA(a)	2,128	1,333,277
Walt Disney Co. (The)	28,637	3,410,953
		25,179,231
Financial Services — 4.3%
Affirm Holdings Inc.(a)	2,565	175,856
Apollo Global Management Inc.	14,217	2,066,015
Berkshire Hathaway Inc., Class B(a)	44,213	20,863,231
Block Inc.(a)	37,100	2,866,346
Mastercard Inc., Class A	39,224	22,219,219
PayPal Holdings Inc.(a)	20,357	1,399,747
Toast Inc., Class A(a)	14,643	715,164
Visa Inc., Class A	16,528	5,709,928
		56,015,506
Food Products — 0.8%
Bunge Global SA	9,852	785,795
Ingredion Inc.	2	263
McCormick & Co. Inc./MD, NVS	64,058	4,524,417
Mondelez International Inc., Class A	71,471	4,623,459
		9,933,934
Ground Transportation — 0.7%
JB Hunt Transport Services Inc.	18,528	2,668,958
Lyft Inc., Class A(a)	9,527	133,950
Uber Technologies Inc.(a)	72,396	6,352,749
		9,155,657
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	56,849	7,173,775
Becton Dickinson & Co.	19,222	3,426,322
Dentsply Sirona Inc.	95,625	1,368,394
Edwards Lifesciences Corp.(a)	30,500	2,418,955
Hologic Inc.(a)	29,983	2,003,464
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Insulet Corp.(a)	3,664	$1,056,698
Intuitive Surgical Inc.(a)	7,571	3,642,332
Masimo Corp.(a)	1,456	223,918
Medtronic PLC	20,188	1,821,765
		23,135,623
Health Care Providers & Services — 1.4%
Cencora Inc.	7,998	2,288,068
Centene Corp.(a)	11,931	311,041
Cigna Group (The)	4,713	1,260,162
CVS Health Corp.	38,096	2,365,762
DaVita Inc.(a)	7,439	1,044,212
Elevance Health Inc.	10,028	2,838,726
Humana Inc.	15,330	3,830,507
McKesson Corp.	1,888	1,309,404
UnitedHealth Group Inc.	12,162	3,035,149
		18,283,031
Health Care REITs — 0.1%
Healthpeak Properties Inc.	43,267	732,943
Ventas Inc.	12,496	839,481
Welltower Inc.	1,352	223,175
		1,795,599
Health Care Technology — 0.4%
Veeva Systems Inc., Class A(a)	16,180	4,598,356
Hotels, Restaurants & Leisure — 2.5%
Booking Holdings Inc.	1,262	6,946,124
Carnival Corp.(a)	25,826	768,840
Chipotle Mexican Grill Inc., Class A(a)	5,733	245,831
DoorDash Inc., Class A(a)	2,705	676,926
Expedia Group Inc.	9,936	1,790,666
Flutter Entertainment PLC, Class DI(a)	1,747	528,048
Las Vegas Sands Corp.	29,118	1,525,783
McDonald's Corp.	5,892	1,768,012
MGM Resorts International(a)	45,917	1,673,675
Royal Caribbean Cruises Ltd.	17,287	5,495,019
Starbucks Corp.	31,799	2,835,199
Wendy's Co. (The)	67,973	669,534
Yum! Brands Inc.	50,701	7,308,549
		32,232,206
Household Products — 1.0%
Church & Dwight Co. Inc.	24,115	2,261,264
Colgate-Palmolive Co.	133,390	11,184,751
		13,446,015
Industrial Conglomerates — 0.3%
Honeywell International Inc.	15,435	3,431,972
Industrial REITs — 0.5%
Prologis Inc.	57,093	6,096,391
Insurance — 2.0%
Allstate Corp. (The)	13,524	2,748,753
American Financial Group Inc./OH	3,636	454,136
American International Group Inc.	2,376	184,449
Arch Capital Group Ltd.	36,323	3,125,957
Arthur J Gallagher & Co.	20,665	5,936,021
Assured Guaranty Ltd.	18,191	1,538,595
Cincinnati Financial Corp.	12,967	1,912,762
Everest Group Ltd.	352	118,202
Fidelity National Financial Inc.	5,840	329,551
Hartford Insurance Group Inc. (The)	28,994	3,606,564
Kemper Corp.	26,002	1,601,463
Principal Financial Group Inc.	10,938	851,305
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
BlackRock U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
Reinsurance Group of America Inc.	3,618	$696,284
Travelers Companies Inc. (The)	7,968	2,073,592
W R Berkley Corp.	11,833	814,229
		25,991,863
Interactive Media & Services — 6.3%
Alphabet Inc., Class A	121,722	23,358,452
Alphabet Inc., Class C, NVS	101,212	19,519,746
Meta Platforms Inc., Class A	50,714	39,224,236
Reddit Inc., Class A(a)	916	147,101
		82,249,535
IT Services — 1.3%
Accenture PLC, Class A	32,752	8,748,059
DXC Technology Co.(a)	20	272
Globant SA(a)	5,820	490,393
International Business Machines Corp.	21,758	5,508,038
MongoDB Inc., Class A(a)	604	143,686
Okta Inc.(a)	16,138	1,578,296
Twilio Inc., Class A(a)	3,819	492,651
		16,961,395
Leisure Products — 0.0%
YETI Holdings Inc.(a)	12	441
Life Sciences Tools & Services — 0.6%
Agilent Technologies Inc.	22,795	2,617,094
Illumina Inc.(a)	24,266	2,492,361
Waters Corp.(a)	11,271	3,254,614
		8,364,069
Machinery — 1.3%
Caterpillar Inc.	9,787	4,286,902
Cummins Inc.	14,673	5,394,088
Deere & Co.	4,018	2,106,919
Flowserve Corp.	5,420	303,737
IDEX Corp.	2	327
Oshkosh Corp.	18,278	2,312,715
PACCAR Inc.	12,591	1,243,487
Stanley Black & Decker Inc.	2,443	165,269
Xylem Inc./New York	9,639	1,393,992
		17,207,436
Media — 0.3%
Interpublic Group of Companies Inc. (The)	136,562	3,359,425
Paramount Global, Class B, NVS	42	528
		3,359,953
Metals & Mining — 0.2%
Anglogold Ashanti PLC	7,986	369,352
Carpenter Technology Corp.	4,723	1,177,869
Freeport-McMoRan Inc.	6,592	265,262
Newmont Corp.	21,096	1,310,062
		3,122,545
Mortgage Real Estate Investment — 0.0%
AGNC Investment Corp.	22	207
Multi-Utilities — 1.3%
CMS Energy Corp.	5,130	378,594
Consolidated Edison Inc.	22,946	2,374,911
NiSource Inc.	29,271	1,242,554
Public Service Enterprise Group Inc.	107,928	9,690,855
Sempra	43,849	3,581,586
		17,268,500
Office REITs — 0.2%
BXP Inc.	24,434	1,598,717
Kilroy Realty Corp.	19,080	703,289
Security	Shares	Value
Office REITs (continued)
Vornado Realty Trust	7,110	$273,166
		2,575,172
Oil, Gas & Consumable Fuels — 1.9%
Antero Midstream Corp.	12,013	220,439
Cheniere Energy Inc.	6,268	1,478,496
Chevron Corp.	29,612	4,490,364
ConocoPhillips	17,931	1,709,541
Exxon Mobil Corp.	57,591	6,429,459
Marathon Petroleum Corp.	16,509	2,809,667
ONEOK Inc.	73,537	6,038,123
Texas Pacific Land Corp.	334	323,355
Valero Energy Corp.	12,918	1,773,771
		25,273,215
Passenger Airlines — 0.1%
American Airlines Group Inc.(a)	98,582	1,132,707
United Airlines Holdings Inc.(a)	4,183	369,401
		1,502,108
Personal Care Products — 0.1%
Estee Lauder Companies Inc. (The), Class A	16,442	1,534,696
Pharmaceuticals — 2.1%
Bristol-Myers Squibb Co.	17,105	740,818
Eli Lilly & Co.	20,800	15,393,456
Johnson & Johnson	5,471	901,292
Merck & Co. Inc.	58,427	4,564,317
Pfizer Inc.	232,754	5,420,841
		27,020,724
Professional Services — 0.7%
Automatic Data Processing Inc.	8,460	2,618,370
Jacobs Solutions Inc.	37,456	5,313,883
KBR Inc.	7,448	348,119
Leidos Holdings Inc.	2,267	361,927
Parsons Corp.(a)	11,077	821,913
		9,464,212
Real Estate Management & Development — 0.3%
CBRE Group Inc., Class A(a)	28,537	4,444,352
Retail REITs — 0.1%
Federal Realty Investment Trust	2,049	188,836
Regency Centers Corp.	14,500	1,035,300
Simon Property Group Inc.	2,786	456,319
		1,680,455
Semiconductors & Semiconductor Equipment — 12.2%
Advanced Micro Devices Inc.(a)	46,575	8,211,638
Analog Devices Inc.	19,955	4,482,492
Applied Materials Inc.	27,405	4,934,544
Broadcom Inc.	99,940	29,352,378
Enphase Energy Inc.(a)	18,753	606,847
Intel Corp.	88,048	1,743,351
KLA Corp.	2,333	2,050,777
Lam Research Corp.	64,988	6,163,462
Marvell Technology Inc.	16,755	1,346,599
Micron Technology Inc.	10,738	1,171,945
Monolithic Power Systems Inc.	597	424,610
Nvidia Corp.	535,756	95,294,920
Qualcomm Inc.	23,165	3,399,696
Universal Display Corp.	3,943	569,369
		159,752,628
Software — 11.6%
Adobe Inc.(a)	13,452	4,811,646
AppLovin Corp., Class A(a)	2,540	992,378

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
BlackRock U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Atlassian Corp., Class A(a)	7,166	$1,374,295
Autodesk Inc.(a)	45,383	13,756,041
Cadence Design Systems Inc.(a)	8,515	3,104,314
Crowdstrike Holdings Inc., Class A(a)	5,042	2,291,942
DocuSign Inc., Class A(a)	24,155	1,827,084
Fortinet Inc.(a)	14,939	1,492,406
Gen Digital Inc.	111,900	3,299,931
Guidewire Software Inc.(a)	2,501	565,776
HubSpot Inc.(a)	1,079	560,702
Intuit Inc.	7,775	6,104,386
Microsoft Corp.	139,507	74,426,984
MicroStrategy Inc., Class A(a)(b)	2,528	1,015,902
Oracle Corp.	29,911	7,590,514
Palantir Technologies Inc., Class A(a)	44,850	7,101,998
Palo Alto Networks Inc.(a)	23,061	4,003,390
Salesforce Inc.	20,406	5,271,482
Samsara Inc., Class A(a)	3,936	149,686
ServiceNow Inc.(a)	5,931	5,593,645
Synopsys Inc.(a)	2,588	1,639,420
Workday Inc., Class A(a)	5,857	1,343,479
Zoom Video Communications Inc., Class A(a)	22,407	1,659,238
Zscaler Inc.(a)	5,617	1,603,991
		151,580,630
Specialized REITs — 1.2%
American Tower Corp.	3,227	672,474
VICI Properties Inc., Class A	393,781	12,837,261
Weyerhaeuser Co.	92,684	2,321,734
		15,831,469
Specialty Retail — 1.6%
Best Buy Co. Inc.	24,151	1,571,264
Burlington Stores Inc.(a)	902	246,210
Carvana Co., Class A(a)	552	215,374
GameStop Corp., Class A(a)(b)	18,945	425,315
Gap Inc. (The)	10,470	203,746
Home Depot Inc. (The)	18,415	6,767,697
TJX Companies Inc. (The)	74,864	9,322,814
Ulta Beauty Inc.(a)	2,082	1,072,251
Williams-Sonoma Inc.	8,661	1,620,040
		21,444,711
Technology Hardware, Storage & Peripherals — 5.6%
Apple Inc.	341,848	70,957,389
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co.	57,673	$1,193,255
HP Inc.	19,720	489,056
Super Micro Computer Inc.(a)(b)	9,626	567,645
		73,207,345
Textiles, Apparel & Luxury Goods — 0.8%
Deckers Outdoor Corp.(a)	10,671	1,132,940
Lululemon Athletica Inc.(a)	475	95,252
Nike Inc., Class B	36,797	2,748,368
PVH Corp.	5,428	398,524
Ralph Lauren Corp., Class A	6,047	1,806,541
Tapestry Inc.	37,381	4,038,269
		10,219,894
Trading Companies & Distributors — 0.5%
WW Grainger Inc.	5,648	5,871,322
Wireless Telecommunication Services — 0.7%
T-Mobile U.S. Inc.	39,492	9,415,288
Total Long-Term Investments — 99.4% (Cost: $979,825,757)		1,299,089,098
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(c)(d)(e)	3,273,391	3,274,700
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	6,480,000	6,480,000
Total Short-Term Securities — 0.8% (Cost: $9,754,561)		9,754,700
Total Investments — 100.2% (Cost: $989,580,318)		1,308,843,798
Liabilities in Excess of Other Assets — (0.2)%		(2,496,375)
Net Assets — 100.0%		$1,306,347,423

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
BlackRock U.S. Carbon Transition Readiness ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,783,917	$—	$(505,705)(a)	$(2,831)	$(681)	$3,274,700	3,273,391	$24,882 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	13,320,000	—	(6,840,000)(a)	—	—	6,480,000	6,480,000	449,702	—
				$(2,831)	$(681)	$9,754,700		$474,584	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	19	09/19/25	$6,056	$233,831
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$233,831	$—	$—	$—	$233,831

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$1,236,195	$—	$—	$—	$1,236,195
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$126,171	$—	$—	$—	$126,171
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$9,194,606
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
BlackRock U.S. Carbon Transition Readiness ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,299,089,098	$—	$—	$1,299,089,098
Short-Term Securities
Money Market Funds	9,754,700	—	—	9,754,700
	$1,308,843,798	$—	$—	$1,308,843,798
Derivative Financial Instruments(a)
Assets
Equity Contracts	$233,831	$—	$—	$233,831

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Schedule of Investments
July 31, 2025
BlackRock World ex U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 6.1%
ANZ Group Holdings Ltd.	9,345	$183,382
Aristocrat Leisure Ltd.	3,384	151,525
BlueScope Steel Ltd.	23,072	349,778
Brambles Ltd.	120,271	1,840,079
Cochlear Ltd.	1,631	332,973
Commonwealth Bank of Australia	22,404	2,543,515
Goodman Group	1,542	34,477
James Hardie Industries PLC(a)	2,459	64,542
Macquarie Group Ltd.	13,022	1,803,357
National Australia Bank Ltd.	16,140	400,541
QBE Insurance Group Ltd.	49,257	730,689
REA Group Ltd.	2,637	401,697
Santos Ltd.	91,232	459,069
Stockland	91,582	324,684
Suncorp Group Ltd.	34,309	459,904
Transurban Group	239,282	2,117,603
Westpac Banking Corp.	87,708	1,893,627
Woolworths Group Ltd.	2,588	52,247
		14,143,689
Austria — 0.3%
Erste Group Bank AG	2,860	261,530
OMV AG	906	46,141
Verbund AG	4,429	329,781
		637,452
Belgium — 0.7%
Anheuser-Busch InBev SA	3,120	179,377
Argenx SE(a)	537	360,665
UCB SA	5,278	1,134,004
		1,674,046
Canada — 12.1%
Alimentation Couche-Tard Inc.	13,022	676,663
Bank of Montreal	3,367	371,643
Bank of Nova Scotia (The)	16,087	895,025
Brookfield Asset Management Ltd., Class A	3,994	246,281
Brookfield Corp., Class A	1,834	122,845
Brookfield Renewable Corp.	15,777	576,949
Cameco Corp.	8,670	650,938
Canadian Imperial Bank of Commerce	40,428	2,889,423
Canadian National Railway Co.	5,315	496,287
Celestica Inc.(a)	3,029	605,560
CGI Inc.	3,102	299,051
Dollarama Inc.	2,031	277,592
Enbridge Inc.	24,643	1,116,013
Franco-Nevada Corp.	10,086	1,606,656
George Weston Ltd.	267	50,735
GFL Environmental Inc.	1,904	95,887
iA Financial Corp. Inc.	6,357	622,257
Intact Financial Corp.	2,684	554,776
Keyera Corp.	9,501	298,278
Lundin Gold Inc.	2,063	95,482
Manulife Financial Corp.	39,366	1,217,971
National Bank of Canada	10,512	1,093,457
Pan American Silver Corp.	33,592	907,440
Power Corp. of Canada	6,682	269,286
Restaurant Brands International Inc.	5,063	343,550
Royal Bank of Canada	22,078	2,832,887
Shopify Inc., Class A(a)	9,645	1,178,965
Stantec Inc.	7,753	847,481
Teck Resources Ltd., Class B	2,645	85,768
TELUS Corp.	89,110	1,435,432
Security	Shares	Value
Canada (continued)
Toronto-Dominion Bank (The)	12,335	$898,418
Wheaton Precious Metals Corp.	17,522	1,602,474
Whitecap Resources Inc.	19,422	146,618
WSP Global Inc.	12,842	2,644,214
		28,052,302
Denmark — 1.4%
Carlsberg A/S, Class B	1,379	171,916
Danske Bank A/S	2,185	86,682
DSV A/S	2,077	465,424
Genmab A/S(a)	1,379	296,895
Novo Nordisk A/S, Class B	27,144	1,262,412
Novonesis Novozymes B, Class B	9,989	646,264
Orsted A/S(a)(b)	1,624	76,542
Rockwool A/S, Class B	2,100	92,023
Vestas Wind Systems A/S	9,708	177,250
		3,275,408
Finland — 0.7%
Fortum OYJ	1,327	24,345
Kone OYJ, Class B	894	54,899
Neste OYJ	11,412	180,111
Sampo OYJ, Class A	25,283	271,379
Wartsila OYJ Abp	37,573	1,038,082
		1,568,816
France — 11.3%
Air Liquide SA	164	32,265
Airbus SE	12,161	2,445,031
Amundi SA(b)	7,083	523,437
Arkema SA	897	60,997
BioMerieux	3,501	500,938
Capgemini SE	3,358	499,927
Carrefour SA	23,258	333,310
Cie de Saint-Gobain SA	2,214	253,984
Covivio SA/France	1,733	112,197
Credit Agricole SA	119,424	2,197,941
Dassault Systemes SE	31,109	1,021,969
Engie SA	58,154	1,307,198
Eurazeo SE	2,810	164,890
Gecina SA	406	39,899
Getlink SE	3,766	68,300
Hermes International SCA	559	1,367,028
Ipsen SA	1,818	214,219
Kering SA	878	215,589
Klepierre SA	14,542	555,096
Legrand SA	6,078	897,761
L'Oreal SA	3,940	1,743,383
LVMH Moet Hennessy Louis Vuitton SE	3,654	1,961,510
Pernod Ricard SA	935	96,089
Renault SA	4,522	167,317
Rexel SA	7,754	234,360
Safran SA	3,153	1,039,705
Sanofi SA	22,400	2,010,862
Schneider Electric SE	11,519	2,981,039
Societe Generale SA	571	36,446
Sodexo SA	3,293	195,846
STMicroelectronics NV	16,582	421,414
Thales SA	487	131,000
TotalEnergies SE	33,331	1,982,043
Unibail-Rodamco-Westfield, New	1,444	139,980
Vinci SA	487	67,649
		26,020,619

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
BlackRock World ex U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany — 8.6%
adidas AG	1,358	$259,553
Allianz SE, Registered	7,044	2,783,631
BASF SE	4,338	212,602
Bayerische Motoren Werke AG	10,393	988,908
Commerzbank AG	30,415	1,109,108
Deutsche Bank AG, Registered	29,403	968,432
Evonik Industries AG	11,662	231,585
GEA Group AG	19,721	1,416,564
Hannover Rueck SE	235	71,286
Knorr-Bremse AG	1,880	187,634
Mercedes-Benz Group AG	23,603	1,336,408
MTU Aero Engines AG	223	96,193
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	449	293,947
Rheinmetall AG	455	900,671
SAP SE	12,304	3,518,397
Siemens AG, Registered	11,749	2,992,507
Siemens Energy AG(a)	10,793	1,249,599
Siemens Healthineers AG(b)	12,215	657,932
Talanx AG(a)	2,071	274,505
Zalando SE(a)(b)	9,358	272,861
		19,822,323
Hong Kong — 2.2%
AIA Group Ltd.	223,600	2,084,884
CK Hutchison Holdings Ltd.	8,000	52,072
Futu Holdings Ltd., ADR	437	67,158
Galaxy Entertainment Group Ltd.	89,000	434,023
Hang Seng Bank Ltd.	23,000	335,034
Hong Kong & China Gas Co. Ltd.	61,000	54,446
Link REIT	13,900	77,447
MTR Corp. Ltd.	163,500	588,153
Sands China Ltd.	269,200	651,671
Sun Hung Kai Properties Ltd.	53,500	635,445
Swire Pacific Ltd., Class A	10,500	94,913
		5,075,246
Ireland — 0.4%
AIB Group PLC	50,147	395,592
Bank of Ireland Group PLC	16,897	226,588
Kingspan Group PLC	4,179	346,823
		969,003
Israel — 0.7%
Bank Hapoalim BM	13,925	261,137
Bank Leumi Le-Israel BM	12,914	238,893
Check Point Software Technologies Ltd.(a)	299	55,674
CyberArk Software Ltd.(a)	1,562	642,716
ICL Group Ltd.	9,520	59,309
Monday.com Ltd.(a)(c)	535	140,325
Teva Pharmaceutical Industries Ltd., ADR(a)	12,867	198,795
		1,596,849
Italy — 1.6%
Eni SpA	45,031	768,559
Intesa Sanpaolo SpA	344,696	2,076,883
Leonardo SpA	4,382	236,203
Moncler SpA	3,438	183,357
Snam SpA	42,738	247,678
Stellantis NV	6,909	60,973
Telecom Italia SpA/Milano(a)	227,981	104,765
		3,678,418
Japan — 18.5%
Advantest Corp.	15,400	1,024,086
Aeon Co. Ltd.	7,100	226,794
Security	Shares	Value
Japan (continued)
Ajinomoto Co. Inc.	20,200	$534,420
ANA Holdings Inc.	2,800	51,919
Asahi Group Holdings Ltd.	22,200	281,631
Asahi Kasei Corp.	59,500	413,986
Asics Corp.	32,600	766,403
Astellas Pharma Inc.	102,300	1,060,710
Bandai Namco Holdings Inc.	12,100	391,277
Chugai Pharmaceutical Co. Ltd.	11,000	527,306
Daifuku Co. Ltd.	13,600	344,300
Dai-ichi Life Holdings Inc.	68,800	544,358
Daiichi Sankyo Co. Ltd.	32,300	792,381
Daiwa House Industry Co. Ltd.	44,300	1,464,598
Daiwa Securities Group Inc.	6,700	46,644
Denso Corp.	74,200	1,006,702
Dentsu Group Inc.	6,300	124,240
Disco Corp.	1,600	472,842
FUJIFILM Holdings Corp.	84,100	1,744,421
Fujikura Ltd.	1,100	74,671
Fujitsu Ltd.	26,300	572,917
Hankyu Hanshin Holdings Inc.	8,800	229,342
Hitachi Ltd.	102,300	3,130,446
Honda Motor Co. Ltd.	60,900	630,492
Idemitsu Kosan Co. Ltd.	18,300	117,644
IHI Corp.	2,200	244,985
Inpex Corp.	5,500	78,313
JFE Holdings Inc.	5,400	62,495
Kao Corp.	38,900	1,750,362
Kawasaki Kisen Kaisha Ltd.	23,200	327,744
KDDI Corp.	8,700	142,781
Komatsu Ltd.	13,200	425,276
Kubota Corp.	88,200	989,097
Kyocera Corp.	2,500	29,511
Kyowa Kirin Co. Ltd.	4,300	73,399
LY Corp.	68,500	250,379
Makita Corp.	900	27,862
Mitsubishi Electric Corp.	6,300	141,701
Mitsubishi Estate Co. Ltd.	33,100	619,712
Mitsubishi Heavy Industries Ltd.	34,500	823,736
Mitsubishi UFJ Financial Group Inc.	79,000	1,088,839
Mitsui & Co. Ltd.	28,600	582,200
Mitsui OSK Lines Ltd.	5,900	198,313
MonotaRO Co. Ltd.	1,400	24,930
NEC Corp.	11,000	315,875
Nintendo Co. Ltd.	5,300	442,968
Nippon Steel Corp.	11,200	215,690
Nomura Holdings Inc.	111,700	737,923
Nomura Research Institute Ltd.	28,000	1,107,972
Olympus Corp.	61,500	734,743
Omron Corp.	6,300	162,381
Ono Pharmaceutical Co. Ltd.	79,100	884,557
Otsuka Holdings Co. Ltd.	700	33,327
Rakuten Group Inc.(a)	16,800	85,003
Renesas Electronics Corp.	23,200	282,183
Ricoh Co. Ltd.	15,900	139,419
SCREEN Holdings Co. Ltd.	2,800	218,428
Secom Co. Ltd.	16,000	574,611
Sekisui Chemical Co. Ltd.	27,200	471,787
Sekisui House Ltd.	2,700	56,637
SG Holdings Co. Ltd.	19,900	220,779
Shimadzu Corp.	6,300	139,461
Shionogi & Co. Ltd.	5,600	93,656
Shiseido Co. Ltd.	21,400	347,868
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
BlackRock World ex U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
SoftBank Corp.	186,000	$268,739
SoftBank Group Corp.	2,000	152,718
Sompo Holdings Inc.	8,000	235,896
Sony Group Corp.	48,200	1,159,369
Sumitomo Electric Industries Ltd.	16,000	397,035
Sumitomo Metal Mining Co. Ltd.	31,800	699,450
Sumitomo Mitsui Financial Group Inc.	69,200	1,745,681
Sumitomo Mitsui Trust Group Inc.	2,500	65,537
Suzuki Motor Corp.	18,300	201,073
Takeda Pharmaceutical Co. Ltd.	5,500	151,084
Terumo Corp.	41,000	695,248
Tokio Marine Holdings Inc.	8,400	337,284
Tokyo Electron Ltd.	6,000	953,872
Toray Industries Inc.	190,400	1,302,308
Toyota Motor Corp.	53,600	953,415
Toyota Tsusho Corp.	6,200	142,094
Trend Micro Inc./Japan	2,200	134,153
Unicharm Corp.	9,700	67,096
Yokogawa Electric Corp.	8,400	223,894
ZOZO Inc.	112,200	1,110,709
		42,718,088
Netherlands — 3.6%
Adyen NV(a)(b)	296	507,685
Akzo Nobel NV	4,575	287,316
ASML Holding NV	3,981	2,759,123
BE Semiconductor Industries NV	1,659	224,150
Coca-Cola Europacific Partners PLC	1,824	176,782
ING Groep NV	15,703	365,965
InPost SA(a)	3,840	55,153
JDE Peet's NV	2,859	84,784
Koninklijke KPN NV	177,346	792,293
Koninklijke Philips NV	41,591	1,086,163
Prosus NV	21,399	1,222,434
Universal Music Group NV	7,638	219,721
Wolters Kluwer NV	4,166	648,892
		8,430,461
New Zealand — 0.1%
Meridian Energy Ltd.	79,783	267,901
Norway — 1.2%
Aker BP ASA	16,890	406,316
Mowi ASA	1,542	28,724
Norsk Hydro ASA	28,884	171,195
Orkla ASA	187,328	1,969,946
Salmar ASA	2,084	84,661
		2,660,842
Portugal — 1.1%
EDP SA	282,181	1,219,688
Galp Energia SGPS SA	50,958	973,055
Jeronimo Martins SGPS SA	15,431	376,171
		2,568,914
Singapore — 0.8%
DBS Group Holdings Ltd.	32,870	1,206,476
Genting Singapore Ltd.	74,600	42,081
Grab Holdings Ltd., Class A(a)	56,681	277,170
Sea Ltd., ADR(a)	2,547	398,987
Singapore Telecommunications Ltd.	7,400	22,053
		1,946,767
Spain — 3.0%
Acciona SA	219	42,003
Aena SME SA(b)	1,970	53,048
Security	Shares	Value
Spain (continued)
Amadeus IT Group SA	2,736	$219,684
Banco Santander SA	119,223	1,024,219
Cellnex Telecom SA(b)	26,858	947,806
Grifols SA(a)	13,154	195,996
Iberdrola SA	168,514	2,961,855
Industria de Diseno Textil SA	30,401	1,452,165
Telefonica SA	8,791	45,369
		6,942,145
Sweden — 2.9%
AddTech AB, Class B	5,149	173,100
Alfa Laval AB	15,430	670,396
Atlas Copco AB, Class A	10,912	166,172
Boliden AB(a)	27,901	854,028
Epiroc AB, Class A	3,865	78,665
EQT AB	48,223	1,611,810
Evolution AB(b)	907	80,688
Investment AB Latour, Class B	21,987	561,310
Nibe Industrier AB, Class B	79,127	365,124
Saab AB, Class B	669	36,390
SKF AB, Class B	4,457	103,814
Swedish Orphan Biovitrum AB(a)	6,215	170,891
Tele2 AB, Class B	38,515	595,254
Telefonaktiebolaget LM Ericsson, Class B	119,535	868,252
Telia Co. AB	94,536	333,874
		6,669,768
Switzerland — 7.5%
Barry Callebaut AG, Registered	85	103,513
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	12	176,527
Geberit AG, Registered	1,304	998,992
Givaudan SA, Registered	235	982,381
Holcim AG	459	36,605
Kuehne + Nagel International AG, Registered	2,364	481,970
Logitech International SA, Registered	1,678	155,596
Lonza Group AG, Registered	400	278,788
Nestle SA, Registered	32,258	2,818,609
Novartis AG, Registered	8,926	1,016,556
Roche Holding AG, NVS	6,650	2,075,286
SGS SA	1,964	199,569
SIG Group AG	35,182	569,201
Sika AG, Registered	4,413	1,041,378
Sonova Holding AG, Registered	3,739	1,017,785
Swatch Group AG (The), Bearer	1,472	260,334
Swiss Life Holding AG, Registered	1,417	1,467,725
Swisscom AG, Registered	1,336	928,299
Temenos AG, Registered	5,810	519,673
UBS Group AG, Registered	31,407	1,167,210
Zurich Insurance Group AG	1,622	1,106,376
		17,402,373
United Kingdom — 13.3%
3i Group PLC	20,819	1,137,594
Admiral Group PLC	25,933	1,168,968
Anglo American PLC, NVS	21,320	599,904
Antofagasta PLC	4,448	109,695
AstraZeneca PLC	23,009	3,356,821
Auto Trader Group PLC(b)	84,531	933,204
Aviva PLC	40,471	345,784
BAE Systems PLC	15,567	371,438
Barclays PLC	176,943	864,901
BP PLC	242,483	1,299,777
BT Group PLC	174,001	475,203

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
BlackRock World ex U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Centrica PLC	65,496	$142,372
Coca-Cola HBC AG, Class DI	6,135	318,849
Compass Group PLC	3,569	125,413
Diageo PLC	69,727	1,690,011
Experian PLC	1,893	99,743
GSK PLC	80,325	1,477,497
Haleon PLC	12,926	60,632
HSBC Holdings PLC	334,544	4,075,740
Informa PLC	51,183	585,280
J Sainsbury PLC	217,104	868,110
Lloyds Banking Group PLC	1,312,425	1,345,823
London Stock Exchange Group PLC	9,382	1,143,619
Mondi PLC	12,786	172,844
National Grid PLC	2,901	40,765
NatWest Group PLC	107,102	743,457
Pearson PLC	4,612	65,218
Reckitt Benckiser Group PLC	12,634	946,865
RELX PLC	30,558	1,587,826
Rolls-Royce Holdings PLC	58,272	827,053
Schroders PLC	46,630	239,685
Shell PLC	59,035	2,121,311
Tesco PLC	145,912	819,795
Vodafone Group PLC	207,974	225,485
Whitbread PLC	10,779	433,001
WPP PLC	7,221	39,097
		30,858,780
United States — 0.4%
Spotify Technology SA(a)	1,417	887,807
Total Common Stocks — 98.5% (Cost: $206,136,110)		227,868,017
Preferred Stocks
Germany — 0.4%
Bayerische Motoren Werke AG, Preference Shares, NVS	1,464	127,991
Security	Shares	Value
Germany (continued)
Volkswagen AG, Preference Shares, NVS	8,029	$839,558
		967,549
Total Preferred Stocks — 0.4% (Cost: $943,334)		967,549
Total Long-Term Investments — 98.9% (Cost: $207,079,444)		228,835,566
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(d)(e)(f)	81,856	81,889
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	1,380,000	1,380,000
Total Short-Term Securities — 0.6% (Cost: $1,461,889)		1,461,889
Total Investments — 99.5% (Cost: $208,541,333)		230,297,455
Other Assets Less Liabilities — 0.5%		1,131,063
Net Assets — 100.0%		$231,428,518

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$166,549	$—	$(84,573)(a)	$(70)	$(17)	$81,889	81,856	$800 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,730,000	—	(350,000)(a)	—	—	1,380,000	1,380,000	77,104	—
				$(70)	$(17)	$1,461,889		$77,904	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
BlackRock World ex U.S. Carbon Transition Readiness ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	18	09/19/25	$2,352	$(36,306)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$36,306	$—	$—	$—	$36,306

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$392,318	$—	$—	$—	$392,318
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(102,954)	$—	$—	$—	$(102,954)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$3,001,060
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$31,250,278	$196,617,739	$—	$227,868,017
Preferred Stocks	—	967,549	—	967,549
Short-Term Securities
Money Market Funds	1,461,889	—	—	1,461,889
	$32,712,167	$197,585,288	$—	$230,297,455

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
BlackRock World ex U.S. Carbon Transition Readiness ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(36,306)	$—	$—	$(36,306)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Schedule of Investments
July 31, 2025
iShares FinTech Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 8.0%
Inter & Co. Inc.	23,891	$156,542
NU Holdings Ltd./Cayman Islands, Class A(a)	28,469	347,891
Rakuten Bank Ltd., NVS(a)	4,100	190,985
TBC Bank Group PLC	2,331	148,995
		844,413
Capital Markets — 18.4%
Charles Schwab Corp. (The)	4,748	464,022
Coinbase Global Inc., Class A(a)	1,058	399,670
Etoro Group Ltd.(a)	6,069	363,898
Galaxy Digital Inc., Class A(a)	6,992	198,315
Robinhood Markets Inc., Class A(a)	4,979	513,086
		1,938,991
Consumer Finance — 10.5%
American Express Co.	690	206,524
Capital One Financial Corp.	1,552	333,680
Kaspi.KZ JSC	2,613	206,166
LendingClub Corp.(a)	13,399	208,890
Synchrony Financial	2,178	151,741
		1,107,001
Entertainment — 3.2%
Sea Ltd., ADR(a)	2,188	342,750
Financial Services — 42.2%
Adyen NV(a)(b)	114	195,527
Affirm Holdings Inc.(a)	2,669	182,987
Block Inc.(a)(c)	6,531	504,585
Cab Payments Holdings PLC(a)	110,106	67,035
Chime Financial Inc., Class A(a)	5,761	198,236
Corpay Inc.(a)	371	119,852
Fidelity National Information Services Inc.	2,601	206,545
Fiserv Inc.(a)(c)	1,552	215,635
Global Payments Inc.	4,359	348,502
Mastercard Inc., Class A	370	209,594
Nexi SpA(b)	42,457	242,439
Payoneer Global Inc.(a)	22,874	150,282
PayPal Holdings Inc.(a)	5,574	383,268
Priority Technology Holdings Inc.(a)	20,819	142,610
Sezzle Inc., NVS(a)	2,346	363,255
Shift4 Payments Inc., Class A(a)(c)	2,053	211,459
Visa Inc., Class A	586	202,446
Security	Shares	Value
Financial Services (continued)
WEX Inc.(a)(c)	1,130	$191,738
Wise PLC, Class A(a)	14,041	187,573
Worldline SA(a)(b)	35,308	128,626
		4,452,194
Insurance — 2.0%
HCI Group Inc.	993	139,060
Selectquote Inc.(a)	43,164	75,968
		215,028
Software — 13.1%
Accelerant Holdings, Class A(a)	14,877	409,712
Circle Internet Group Inc.(a)(c)	2,216	406,680
Pagaya Technologies Ltd., Class A(a)(c)	12,056	362,283
Temenos AG, Registered	2,298	205,544
		1,384,219
Total Long-Term Investments — 97.4% (Cost: $8,463,292)		10,284,596
Short-Term Securities
Money Market Funds — 20.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(d)(e)(f)	1,848,649	1,849,389
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	270,000	270,000
Total Short-Term Securities — 20.0% (Cost: $2,119,373)		2,119,389
Total Investments — 117.4% (Cost: $10,582,665)		12,403,985
Liabilities in Excess of Other Assets — (17.4)%		(1,841,056)
Net Assets — 100.0%		$10,562,929

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$359,305	$1,490,086 (a)	$—	$14	$(16)	$1,849,389	1,848,649	$6,809 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	230,000	40,000 (a)	—	—	—	270,000	270,000	8,247	—
				$14	$(16)	$2,119,389		$15,056	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares FinTech Active ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$8,984,907	$1,299,689	$—	$10,284,596
Short-Term Securities
Money Market Funds	2,119,389	—	—	2,119,389
	$11,104,296	$1,299,689	$—	$12,403,985
See notes to financial statements.
Schedule of Investments

Schedule of Investments
July 31, 2025
iShares Health Innovation Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Biotechnology — 31.5%
4D Molecular Therapeutics Inc.(a)	236	$1,062
AbbVie Inc.	355	67,102
Akeso Inc.(a)(b)	1,000	19,499
Alkermes PLC(a)	696	18,437
Allogene Therapeutics Inc.(a)(c)	1,572	1,934
Alnylam Pharmaceuticals Inc.(a)	92	36,086
Amgen Inc.	244	72,004
Arcellx Inc.(a)	281	20,061
Arcus Biosciences Inc.(a)	362	3,305
Argenx SE, ADR(a)	36	24,132
Arrowhead Pharmaceuticals Inc.(a)	169	2,670
Ascendis Pharma A/S, ADR(a)	112	19,432
Autolus Therapeutics PLC , ADR(a)(c)	1,628	3,907
Beam Therapeutics Inc.(a)(c)	406	8,002
BeOne Medicines Ltd., ADR(a)	81	24,392
Bicycle Therapeutics PLC, ADR(a)	196	1,670
Biogen Inc.(a)	385	49,280
Biohaven Ltd.(a)(c)	165	2,492
BioMarin Pharmaceutical Inc.(a)	170	9,835
BioNTech SE, ADR(a)(c)	62	6,665
Bridgebio Pharma Inc.(a)	736	34,791
Denali Therapeutics Inc.(a)	728	10,068
Disc Medicine Inc.(a)	105	6,275
Dyne Therapeutics Inc.(a)	440	4,334
Exact Sciences Corp.(a)	1,429	67,092
Exelixis Inc.(a)	1,645	59,582
Genmab A/S(a)	291	62,652
Gilead Sciences Inc.	543	60,973
Halozyme Therapeutics Inc.(a)(c)	340	20,390
Insmed Inc.(a)	444	47,632
Ionis Pharmaceuticals Inc.(a)	806	34,642
Kiniksa Pharmaceuticals International PLC, Class A(a)(c)	345	10,440
Merus NV(a)(c)	213	14,109
Moderna Inc.(a)(c)	1,793	53,001
MoonLake Immunotherapeutics, Class A(a)(c)	113	5,700
Natera Inc.(a)	448	59,880
Neurocrine Biosciences Inc.(a)	505	64,756
Nuvalent Inc., Class A(a)	281	22,016
ORIC Pharmaceuticals Inc.(a)	522	5,204
Protagonist Therapeutics Inc.(a)	373	20,090
PTC Therapeutics Inc.(a)	568	29,599
REGENXBIO Inc.(a)	408	3,472
Revolution Medicines Inc.(a)(c)	254	9,467
Rhythm Pharmaceuticals Inc.(a)	753	64,178
Roivant Sciences Ltd.(a)	2,104	23,901
Stoke Therapeutics Inc.(a)(c)	1,172	15,060
Summit Therapeutics Inc.(a)(c)	120	3,164
TScan Therapeutics Inc.(a)(c)	2,234	3,887
Twist Bioscience Corp.(a)(c)	285	9,567
United Therapeutics Corp.(a)	13	3,571
Vigil Neuroscience Inc.(a)	484	3,896
Viking Therapeutics Inc.(a)	93	3,029
Vir Biotechnology Inc.(a)	453	2,297
Voyager Therapeutics Inc.(a)	780	2,488
Zealand Pharma A/S(a)	250	12,934
		1,246,104
Health Care Equipment & Supplies — 23.9%
Abbott Laboratories	1,213	153,068
Becton Dickinson & Co.	92	16,399
Boston Scientific Corp.(a)	1,055	110,691
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Contra Abiomed Inc.(d)	246	$554
Dexcom Inc.(a)	779	62,920
Edwards Lifesciences Corp.(a)	1,608	127,530
Hologic Inc.(a)	738	49,313
Inspire Medical Systems Inc.(a)	53	6,601
Insulet Corp.(a)	326	94,018
Intuitive Surgical Inc.(a)	138	66,390
Lantheus Holdings Inc.(a)(c)	245	17,442
Medtronic PLC	1,596	144,023
Novocure Ltd.(a)	1,072	12,403
Nyxoah SA, Class B(a)(c)	606	4,521
Penumbra Inc.(a)(c)	104	26,236
Sonova Holding AG, Registered	84	22,865
Stryker Corp.	86	33,775
		948,749
Health Care Providers & Services — 6.4%
Cencora Inc.	126	36,046
Guardant Health Inc.(a)	1,196	49,012
Labcorp Holdings Inc.	302	78,544
McKesson Corp.	53	36,758
Quest Diagnostics Inc.	320	53,571
		253,931
Industrial Conglomerates — 0.0%
Contra Frequency Therapeutics Inc., NVS(a)(d)	420	—
Life Sciences Tools & Services — 20.2%
Agilent Technologies Inc.	673	77,267
Bio-Rad Laboratories Inc., Class A(a)	125	30,244
Bio-Techne Corp.	914	50,023
Bruker Corp.	240	9,223
Charles River Laboratories International Inc.(a)	330	55,981
Danaher Corp.	197	38,841
ICON PLC(a)	90	15,227
Illumina Inc.(a)	630	64,707
IQVIA Holdings Inc.(a)	376	69,883
Lonza Group AG, Registered	176	122,667
QIAGEN NV	882	43,518
Repligen Corp.(a)	520	60,876
Samsung Biologics Co. Ltd.(a)(b)	25	19,101
Thermo Fisher Scientific Inc.	157	73,426
West Pharmaceutical Services Inc.	181	43,306
Wuxi Biologics Cayman Inc.(a)(b)	6,000	24,396
		798,686
Pharmaceuticals — 14.5%
Arvinas Inc.(a)	520	3,869
Axsome Therapeutics Inc.(a)	225	22,810
Bristol-Myers Squibb Co.	879	38,069
Contra Blueprint Medic, NVS(d)	110	51
Contra Mirati Therapeutics Inc., NVS(d)	334	251
Daiichi Sankyo Co. Ltd.	500	12,266
Edgewise Therapeutics Inc.(a)	469	6,688
Galderma Group AG	159	24,505
Harmony Biosciences Holdings Inc.(a)	290	10,202
Johnson & Johnson	736	121,249
Novartis AG, Registered	580	66,054
Nuvation Bio Inc.(a)(c)	1,535	3,623
Pfizer Inc.	2,054	47,838
Roche Holding AG, NVS	238	74,273
Teva Pharmaceutical Industries Ltd., ADR(a)(c)	1,150	17,767
UCB SA	568	122,038

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Health Innovation Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
WaVe Life Sciences Ltd.(a)	373	$3,021
		574,574
Total Common Stocks — 96.5% (Cost: $3,744,665)		3,822,044
Preferred Stocks
Life Sciences Tools & Services — 1.4%
Sartorius AG, Preference Shares, NVS	258	54,942
Total Preferred Stocks — 1.4% (Cost: $77,029)		54,942
Total Long-Term Investments — 97.9% (Cost: $3,821,694)		3,876,986
Short-Term Securities
Money Market Funds — 5.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(e)(f)(g)	183,764	183,837
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(e)(f)	50,000	50,000
Total Short-Term Securities — 5.9% (Cost: $233,805)		233,837
Total Investments — 103.8% (Cost: $4,055,499)		4,110,823
Liabilities in Excess of Other Assets — (3.8)%		(152,117)
Net Assets — 100.0%		$3,958,706

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$286,285	$—	$(102,437)(a)	$35	$(46)	$183,837	183,764	$1,089 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	270,000	—	(220,000)(a)	—	—	50,000	50,000	6,634	—
				$35	$(46)	$233,837		$7,723	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Health Innovation Active ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,237,938	$583,250	$856	$3,822,044
Preferred Stocks	—	54,942	—	54,942
Short-Term Securities
Money Market Funds	233,837	—	—	233,837
	$3,471,775	$638,192	$856	$4,110,823
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
July 31, 2025
iShares International Country Rotation Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Netherlands — 0.5%
ASML Holding NV, ADR(a)	79	$54,883
Taiwan — 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	603	145,697
Total Common Stocks — 2.0% (Cost: $164,529)		200,580
Investment Companies
International Equity — 97.8%
iShares MSCI Australia ETF(b)	16,410	426,988
iShares MSCI Belgium ETF(b)	16,766	365,834
iShares MSCI Brazil ETF(b)	5,065	134,476
iShares MSCI Canada ETF(b)	27,714	1,279,833
iShares MSCI Chile ETF(b)	1,269	37,854
iShares MSCI China ETF(b)(c)	15,626	897,401
iShares MSCI France ETF(b)	11,097	465,408
iShares MSCI Germany ETF(b)	14,316	589,103
iShares MSCI Hong Kong ETF(b)	7,769	160,818
iShares MSCI India ETF(b)	9,180	483,235
iShares MSCI Israel ETF(b)	702	64,458
iShares MSCI Italy ETF(b)	6,663	321,490
iShares MSCI Japan ETF(b)	19,011	1,399,590
iShares MSCI Mexico ETF(b)	1,238	74,453
iShares MSCI Netherlands ETF(b)	6,172	316,377
iShares MSCI Philippines ETF(b)	1,170	29,741
iShares MSCI Qatar ETF(b)	5,504	108,181
iShares MSCI Saudi Arabia ETF(b)	2,246	84,360
iShares MSCI Singapore ETF(b)	12,922	342,045
iShares MSCI South Africa ETF(b)	1,993	105,729
iShares MSCI South Korea ETF(b)	5,809	422,953
iShares MSCI Spain ETF(b)	11,959	534,806
Security	Shares	Value
International Equity (continued)
iShares MSCI Switzerland ETF(b)	6,559	$345,790
iShares MSCI Taiwan ETF(b)	3,578	208,812
iShares MSCI Thailand ETF(b)	699	39,438
iShares MSCI United Kingdom ETF(b)	15,128	602,246
		9,841,419
Total Investment Companies — 97.8% (Cost: $9,183,153)		9,841,419
Total Long-Term Investments — 99.8% (Cost: $9,347,682)		10,041,999
Short-Term Securities
Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(b)(d)(e)	136,221	136,275
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(b)(d)	20,000	20,000
Total Short-Term Securities — 1.5% (Cost: $156,275)		156,275
Total Investments — 101.3% (Cost: $9,503,957)		10,198,274
Liabilities in Excess of Other Assets — (1.3)%		(134,899)
Net Assets — 100.0%		$10,063,375

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/03/24(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$136,457 (b)	$—	$(182)	$—	$136,275	136,221	$1,157 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	20,000 (b)	—	—	—	20,000	20,000	511	—
iShares Core S&P 500 ETF(d)	—	161,554	(150,498)	(11,056)	—	—	—	561	—
iShares MSCI Australia ETF	—	566,870	(136,552)	(8,049)	4,719	426,988	16,410	8,916	—
iShares MSCI Austria ETF(d)	—	56,375	(63,749)	7,374	—	—	—	826	—
iShares MSCI Belgium ETF	—	386,553	(24,105)	(221)	3,607	365,834	16,766	3,113	—
iShares MSCI Brazil ETF	—	193,737	(62,672)	(1,678)	5,089	134,476	5,065	6,977	—
iShares MSCI Canada ETF	—	1,246,100	(20,383)	(773)	54,889	1,279,833	27,714	12,177	—
iShares MSCI Chile ETF	—	46,103	(7,652)	60	(657)	37,854	1,269	512	—
iShares MSCI China ETF	—	862,509	(80,659)	4,473	111,078	897,401	15,626	16,000	—
iShares MSCI Denmark ETF(d)	—	155,588	(150,125)	(5,463)	—	—	—	426	—
iShares MSCI Finland ETF(d)	—	34,296	(38,700)	4,404	—	—	—	322	—
iShares MSCI France ETF	—	587,419	(179,603)	4,315	53,277	465,408	11,097	12,796	—
iShares MSCI Germany ETF	—	690,669	(186,762)	4,508	80,688	589,103	14,316	10,167	—
iShares MSCI Hong Kong ETF	—	188,091	(40,183)	1,160	11,750	160,818	7,769	2,159	—
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares International Country Rotation Active ETF

Affiliates (continued)
Affiliated Issuer	Value at 12/03/24(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
iShares MSCI India ETF	$—	$628,556	$(123,521)	$(9,502)	$(12,298)	$483,235	9,180	$2,341	$—
iShares MSCI Indonesia ETF(d)	—	39,618	(37,510)	(2,108)	—	—	—	304	—
iShares MSCI Israel ETF	—	126,068	(74,728)	2,774	10,344	64,458	702	757	—
iShares MSCI Italy ETF	—	324,648	(32,458)	(41)	29,341	321,490	6,663	6,464	—
iShares MSCI Japan ETF	—	1,537,199	(170,253)	(4,112)	36,756	1,399,590	19,011	22,168	—
iShares MSCI Malaysia ETF(d)	—	53,760	(53,113)	(647)	—	—	—	1,116	—
iShares MSCI Mexico ETF	—	121,745	(56,207)	(476)	9,391	74,453	1,238	2,893	—
iShares MSCI Netherlands ETF	—	434,162	(132,881)	2,270	12,826	316,377	6,172	5,786	—
iShares MSCI New Zealand ETF(d)	—	31,505	(30,082)	(1,423)	—	—	—	268	—
iShares MSCI Norway ETF(d)	—	54,172	(56,569)	2,397	—	—	—	846	—
iShares MSCI Peru and Global Exposure ETF(d)	—	43,414	(43,988)	574	—	—	—	491	—
iShares MSCI Philippines ETF	—	89,888	(59,485)	1,007	(1,669)	29,741	1,170	280	—
iShares MSCI Poland ETF(d)	—	33,293	(39,344)	6,051	—	—	—	1,017	—
iShares MSCI Qatar ETF	—	103,506	—	—	4,675	108,181	5,504	—	—
iShares MSCI Saudi Arabia ETF	—	87,415	—	—	(3,055)	84,360	2,246	—	—
iShares MSCI Singapore ETF	—	353,808	(29,209)	(954)	18,400	342,045	12,922	6,557	—
iShares MSCI South Africa ETF	—	184,120	(84,048)	(948)	6,605	105,729	1,993	5,919	—
iShares MSCI South Korea ETF	—	430,462	(76,365)	(3,334)	72,190	422,953	5,809	3,127	—
iShares MSCI Spain ETF	—	513,522	(33,128)	(1,695)	56,107	534,806	11,959	7,761	—
iShares MSCI Sweden ETF(d)	—	174,580	(196,040)	21,460	—	—	—	—	—
iShares MSCI Switzerland ETF	—	521,567	(208,366)	10,465	22,124	345,790	6,559	5,654	—
iShares MSCI Taiwan ETF	—	513,928	(304,661)	(13,551)	13,096	208,812	3,578	8,021	3,356
iShares MSCI Thailand ETF	—	76,671	(35,612)	(3,931)	2,310	39,438	699	1,382	—
iShares MSCI Turkey ETF(d)	—	63,506	(57,518)	(5,988)	—	—	—	142	—
iShares MSCI United Kingdom ETF	—	848,741	(314,861)	11,683	56,683	602,246	15,128	20,879	—
				$8,843	$658,266	$9,997,694		$180,793	$3,356

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(d)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	272,990	GBP	201,000	BNP Paribas SA	09/17/25	$7,426
GBP	18,000	USD	24,163	Morgan Stanley & Co. LLC	09/17/25	(381)
GBP	183,000	USD	248,023	UBS AG	09/17/25	(6,241)
						(6,622)
						$804

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares International Country Rotation Active ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$7,426	$—	$—	$7,426
Liabilities—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$6,622	$—	$—	$6,622
For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$—	$—	$—	$804	$—	$—	$804
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$90,729
Average amounts sold — in USD	$90,997
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$7,426	$6,622
Total derivative assets and liabilities in the Statement of Assets and Liabilities	7,426	6,622
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	—
Total derivative assets and liabilities subject to an MNA	$7,426	$6,622
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
BNP Paribas SA	$7,426	$—	$—	$—	$7,426

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)(e)
Morgan Stanley & Co. LLC	$381	$—	$—	$—	$381
UBS AG	6,241	—	—	—	6,241
	$6,622	$—	$—	$—	$6,622

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares International Country Rotation Active ETF

(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$200,580	$—	$—	$200,580
Investment Companies	9,841,419	—	—	9,841,419
Short-Term Securities
Money Market Funds	156,275	—	—	156,275
	$10,198,274	$—	$—	$10,198,274
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$7,426	$—	$7,426
Liabilities
Foreign Currency Exchange Contracts	—	(6,622)	—	(6,622)
	$—	$804	$—	$804

(a)
Derivative financial instruments are forward foreign currency exchange contracts.  Forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
July 31, 2025
iShares Large Cap Core Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.9%
Howmet Aerospace Inc.	1,587	$285,295
Banks — 2.6%
Wells Fargo & Co.	3,123	251,808
Broadline Retail — 7.4%
Amazon.com Inc.(a)	3,061	716,611
Building Products — 3.4%
Johnson Controls International PLC	3,139	329,595
Capital Markets — 6.7%
Intercontinental Exchange Inc.	1,731	319,941
S&P Global Inc.	600	330,660
		650,601
Chemicals — 3.0%
Air Products and Chemicals Inc.	1,023	294,501
Communications Equipment — 3.2%
Ciena Corp.(a)(b)	3,349	310,921
Entertainment — 3.7%
Spotify Technology SA(a)	365	228,687
TKO Group Holdings Inc., Class A	758	127,352
		356,039
Financial Services — 7.6%
Mr. Cooper Group, Inc.(a)	2,007	312,530
Visa Inc., Class A	1,222	422,164
		734,694
Health Care Equipment & Supplies — 2.7%
Boston Scientific Corp.(a)	2,485	260,726
Health Care Providers & Services — 6.7%
Cardinal Health Inc.	2,285	354,678
Cencora Inc.	128	36,618
Elevance Health Inc.	411	116,346
Humana Inc.	586	146,424
		654,066
Interactive Media & Services — 8.6%
Alphabet Inc., Class A	1,054	202,263
Meta Platforms Inc., Class A	826	638,861
		841,124
Leisure Products — 3.1%
Hasbro Inc.	4,058	304,999
Oil, Gas & Consumable Fuels — 2.4%
Chevron Corp.	1,533	232,464
Security	Shares	Value
Pharmaceuticals — 0.9%
Eli Lilly & Co.	120	$88,808
Professional Services — 3.0%
SS&C Technologies Holdings Inc.	3,379	288,837
Semiconductors & Semiconductor Equipment — 12.5%
Broadcom Inc.	1,292	379,461
Micron Technology Inc.	1,409	153,778
Nvidia Corp.	3,862	686,934
		1,220,173
Software — 14.9%
AppLovin Corp., Class A(a)	710	277,397
Intuit Inc.	176	138,183
Microsoft Corp.	1,559	831,726
Synopsys Inc.(a)	323	204,611
		1,451,917
Technology Hardware, Storage & Peripherals — 2.8%
Apple Inc.	645	133,883
Western Digital Corp.	1,718	135,189
		269,072
Total Long-Term Investments — 98.1% (Cost: $7,349,423)		9,542,251
Short-Term Securities
Money Market Funds — 3.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(c)(d)(e)	113,962	114,008
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	180,000	180,000
Total Short-Term Securities — 3.0% (Cost: $294,000)		294,008
Total Investments — 101.1% (Cost: $7,643,423)		9,836,259
Liabilities in Excess of Other Assets — (1.1)%		(110,095)
Net Assets — 100.0%		$9,726,164

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Large Cap Core Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$33,750	$80,329 (a)	$—	$(79)	$8	$114,008	113,962	$215 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	70,000	110,000 (a)	—	—	—	180,000	180,000	4,520	—
				$(79)	$8	$294,008		$4,735	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$9,542,251	$—	$—	$9,542,251
Short-Term Securities
Money Market Funds	294,008	—	—	294,008
	$9,836,259	$—	$—	$9,836,259
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
July 31, 2025
iShares Large Cap Value Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 5.4%
Boeing Co. (The)(a)	4,431	$982,973
L3Harris Technologies Inc.	4,792	1,316,937
RTX Corp.	3,719	586,003
		2,885,913
Automobile Components — 1.8%
Aptiv PLC(a)	13,674	938,583
Automobiles — 1.7%
General Motors Co.	16,641	887,631
Banks — 10.5%
Bank of America Corp.	9,025	426,612
Citigroup Inc.	16,457	1,542,021
First Citizens BancShares Inc./NC, Class A	660	1,316,541
Flagstar Financial Inc.	41,347	466,808
Wells Fargo & Co.	22,493	1,813,610
		5,565,592
Beverages — 1.8%
Keurig Dr Pepper Inc.	28,705	937,218
Broadline Retail — 3.2%
Amazon.com Inc.(a)	7,147	1,673,184
Building Products — 2.4%
Fortune Brands Innovations Inc.	14,988	817,446
Johnson Controls International PLC	4,292	450,660
		1,268,106
Capital Markets — 4.2%
Charles Schwab Corp. (The)	8,724	852,596
Intercontinental Exchange Inc.	7,355	1,359,425
		2,212,021
Chemicals — 4.8%
Air Products and Chemicals Inc.	2,144	617,215
Axalta Coating Systems Ltd.(a)	14,954	423,497
International Flavors & Fragrances Inc.	5,191	368,717
PPG Industries Inc.	10,654	1,123,997
		2,533,426
Communications Equipment — 2.3%
Cisco Systems Inc.	17,929	1,220,606
Consumer Staples Distribution & Retail — 2.6%
Dollar General Corp.	7,083	743,007
Dollar Tree Inc.(a)	5,517	626,455
		1,369,462
Diversified Telecommunication Services — 0.9%
Verizon Communications Inc.	11,181	478,100
Electric Utilities — 4.3%
Edison International	5,159	268,887
Evergy Inc.	11,585	820,218
Exelon Corp.	20,844	936,729
PG&E Corp.	18,449	258,655
		2,284,489
Entertainment — 1.9%
Electronic Arts Inc.	6,748	1,029,003
Financial Services — 2.8%
Fidelity National Information Services Inc.	15,928	1,264,843
UWM Holdings Corp.	58,007	233,188
		1,498,031
Security	Shares	Value
Food Products — 3.3%
Kraft Heinz Co. (The)	34,752	$954,290
Lamb Weston Holdings Inc.	13,893	792,873
		1,747,163
Health Care Equipment & Supplies — 6.8%
Baxter International Inc.	46,921	1,021,001
Becton Dickinson & Co.	7,325	1,305,681
Medtronic PLC	14,416	1,300,900
		3,627,582
Health Care Providers & Services — 6.4%
Cardinal Health Inc.	7,020	1,089,644
CVS Health Corp.	12,057	748,740
Elevance Health Inc.	3,032	858,299
Labcorp Holdings Inc.	2,752	715,740
		3,412,423
Health Care REITs — 0.5%
Healthcare Realty Trust Inc., Class A	16,188	248,648
Industrial REITs — 0.5%
Rexford Industrial Realty Inc.	7,289	266,267
Insurance — 2.7%
American International Group Inc.	4,852	376,661
Fidelity National Financial Inc.	11,335	639,634
Willis Towers Watson PLC	1,303	411,500
		1,427,795
Interactive Media & Services — 2.3%
Alphabet Inc., Class C, NVS	4,077	786,290
Meta Platforms Inc., Class A	549	424,619
		1,210,909
IT Services — 1.0%
Cognizant Technology Solutions Corp., Class A	7,167	514,304
Leisure Products — 1.1%
Hasbro Inc.	7,858	590,607
Machinery — 0.7%
Fortive Corp.	8,359	400,647
Media — 2.2%
Comcast Corp., Class A	35,476	1,178,868
Oil, Gas & Consumable Fuels — 3.5%
Chevron Corp.	3,721	564,252
Enterprise Products Partners LP	29,227	905,745
Kosmos Energy Ltd.(a)	186,938	401,917
		1,871,914
Pharmaceuticals — 0.9%
Bristol-Myers Squibb Co.	11,205	485,289
Professional Services — 4.9%
Leidos Holdings Inc.	6,297	1,005,316
SS&C Technologies Holdings Inc.	18,685	1,597,194
		2,602,510
Semiconductors & Semiconductor Equipment — 1.8%
Amkor Technology Inc.	12,342	278,436
Nvidia Corp.	1,554	276,410
STMicroelectronics NV, ADR	15,042	382,518
		937,364
Software — 3.0%
Microsoft Corp.	2,942	1,569,557
Specialized REITs — 1.6%
Crown Castle Inc.	7,980	838,618
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Large Cap Value Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 2.8%
HP Inc.	26,505	$657,324
Western Digital Corp.	10,816	851,111
		1,508,435
Tobacco — 1.0%
British American Tobacco PLC, ADR, NVS	10,236	549,468
Total Long-Term Investments — 97.6% (Cost: $48,086,144)		51,769,733
Short-Term Securities
Money Market Funds — 2.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(b)(c)	1,210,000	1,210,000
Total Short-Term Securities — 2.3% (Cost: $1,210,000)		1,210,000
Total Investments — 99.9% (Cost: $49,296,144)		52,979,733
Other Assets Less Liabilities — 0.1%		35,903
Net Assets — 100.0%		$53,015,636

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$(116)(b)	$116	$—	$—	—	$229 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	1,200,000 (b)	—	—	—	1,210,000	1,210,000	12,053	—
				$116	$—	$1,210,000		$12,282	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$51,769,733	$—	$—	$51,769,733

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Large Cap Value Active ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$1,210,000	$—	$—	$1,210,000
	$52,979,733	$—	$—	$52,979,733
See notes to financial statements.
Schedule of Investments

Schedule of Investments
July 31, 2025
iShares U.S. Equity Factor Rotation Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Communication Services — 13.7%
Alphabet Inc., Class A	3,089,051	$592,788,887
Alphabet Inc., Class C, NVS	1,897,101	365,874,899
AT&T Inc.	9,646,055	264,398,367
Comcast Corp., Class A	7,440,565	247,249,975
Fox Corp., Class A, NVS	83,560	4,659,306
Meta Platforms Inc., Class A	1,152,362	891,282,865
Netflix Inc.(a)	360,467	417,925,440
T-Mobile U.S. Inc.	836	199,311
Verizon Communications Inc.	3,020,926	129,174,796
Walt Disney Co. (The)	208,410	24,823,715
		2,938,377,561
Consumer Discretionary — 9.6%
Amazon.com Inc.(a)	4,340,166	1,016,076,262
Booking Holdings Inc.	61,401	337,954,788
Carvana Co., Class A(a)	7,408	2,890,380
Coupang Inc.(a)	45	1,324
General Motors Co.	416,310	22,205,976
Hilton Worldwide Holdings Inc.	274,929	73,702,966
Home Depot Inc. (The)	443,849	163,118,946
Lennar Corp., Class A	114,663	12,862,895
Macy's Inc.	90	1,137
McDonald's Corp.	152	45,611
Royal Caribbean Cruises Ltd.	167,506	53,245,132
Tesla Inc.(a)	1,233,079	380,121,263
		2,062,226,680
Consumer Staples — 3.7%
Altria Group Inc.	4	248
Coca-Cola Co. (The)	1,140	77,395
Costco Wholesale Corp.	454,298	426,876,573
Philip Morris International Inc.	2,288	375,346
Procter & Gamble Co. (The)	703,660	105,879,720
Walmart Inc.	2,632,520	257,934,309
		791,143,591
Energy — 1.8%
Chevron Corp.	444	67,328
ConocoPhillips	99,444	9,480,991
Exxon Mobil Corp.	3,390,576	378,523,904
Valero Energy Corp.	44	6,042
		388,078,265
Financials — 18.2%
Allstate Corp. (The)	155,149	31,534,034
American Express Co.	8	2,395
Bank of America Corp.	7,603,416	359,413,474
Berkshire Hathaway Inc., Class B(a)	1,225,225	578,159,173
Capital One Financial Corp.	2,179,953	468,689,895
Citigroup Inc.	3,302,123	309,408,925
Goldman Sachs Group Inc. (The)	169,713	122,802,630
Hartford Insurance Group Inc. (The)	2,810,277	349,570,356
Huntington Bancshares Inc./Ohio	334,255	5,491,810
JPMorgan Chase & Co.	3,011,863	892,234,295
Mastercard Inc., Class A	239,995	135,949,968
MetLife Inc.	44	3,342
Morgan Stanley	24	3,419
NU Holdings Ltd./Cayman Islands, Class A(a)(b)	315	3,849
Progressive Corp. (The)	658,096	159,285,556
Travelers Companies Inc. (The)	1,081,328	281,404,799
Visa Inc., Class A	559,620	193,331,921
Wells Fargo & Co.	305,551	24,636,577
Security	Shares	Value
Financials (continued)
Willis Towers Watson PLC	187	$59,056
		3,911,985,474
Health Care — 5.5%
AbbVie Inc.	121,378	22,942,870
Boston Scientific Corp.(a)	1,734,455	181,979,019
Contra Abiomed Inc.(c)	53	119
Eli Lilly & Co.	85,096	62,976,997
Exelixis Inc.(a)	121,302	4,393,558
Gilead Sciences Inc.	748,542	84,053,781
Intuitive Surgical Inc.(a)	276,357	132,952,589
Johnson & Johnson	2,037,161	335,601,903
Medtronic PLC	396,259	35,758,412
Merck & Co. Inc.	1,496	116,868
Pfizer Inc.	6,337,800	147,607,362
Thermo Fisher Scientific Inc.	249,952	116,897,551
UnitedHealth Group Inc.	160,369	40,021,688
		1,165,302,717
Industrials — 6.9%
Automatic Data Processing Inc.	151,124	46,772,878
Caterpillar Inc.	350,317	153,445,852
Dover Corp.	264	47,821
Eaton Corp. PLC	506,918	195,021,493
GE Vernova Inc.	91,175	60,201,941
General Electric Co.	457,594	124,044,582
Honeywell International Inc.	58,768	13,067,065
PACCAR Inc.	44	4,345
Parker-Hannifin Corp.	685,370	501,622,303
RTX Corp.	956,393	150,698,845
Trane Technologies PLC	408,049	178,758,106
Uber Technologies Inc.(a)	304,027	26,678,369
Union Pacific Corp.	167,018	37,072,986
United Parcel Service Inc., Class B	8	689
Waste Management Inc.	8	1,833
		1,487,439,108
Information Technology — 34.3%
Advanced Micro Devices Inc.(a)	577,982	101,904,006
Amphenol Corp., Class A	710,172	75,640,420
Apple Inc.	6,965,175	1,445,761,375
Applied Materials Inc.	941,459	169,519,108
AppLovin Corp., Class A(a)	44,484	17,379,899
Broadcom Inc.	1,633,981	479,900,220
Cisco Systems Inc.	9,474,568	645,028,589
Dell Technologies Inc., Class C	44	5,838
Fortinet Inc.(a)	98,124	9,802,588
Hewlett Packard Enterprise Co.	287	5,938
International Business Machines Corp.	704	178,218
Intuit Inc.	8	6,281
Microsoft Corp.	3,398,563	1,813,133,360
MicroStrategy Inc., Class A(a)(b)	74,626	29,989,204
Nutanix Inc., Class A(a)(b)	90	6,765
Nvidia Corp.	10,529,300	1,872,846,591
Oracle Corp.	182,878	46,408,950
Palantir Technologies Inc., Class A(a)	846,599	134,058,952
Qualcomm Inc.	2,772	406,819
Salesforce Inc.	1,489,334	384,739,652
ServiceNow Inc.(a)	150,723	142,149,876
Snowflake Inc., Class A(a)	20	4,470
		7,368,877,119
Materials — 0.4%
CRH PLC	231,112	22,059,641
Dow Inc.	1,304	30,370

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares U.S. Equity Factor Rotation Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Materials (continued)
Newmont Corp.	1,016,841	$63,145,826
		85,235,837
Real Estate — 2.6%
Alexandria Real Estate Equities Inc.	368	28,126
Millrose Properties Inc., Class A	4	120
Prologis Inc.	2,225,700	237,660,246
Realty Income Corp.	3,600,489	202,095,448
VICI Properties Inc., Class A	105,309	3,433,073
Welltower Inc.	721,604	119,115,172
		562,332,185
Utilities — 2.5%
Duke Energy Corp.	3,070,620	373,510,217
Exelon Corp.	1,260,848	56,662,509
NextEra Energy Inc.	1,521,873	108,144,295
NRG Energy Inc.	5,098	852,386
Southern Co. (The)	1,052	99,393
Vistra Corp.	349	72,780
		539,341,580
Total Long-Term Investments — 99.2% (Cost: $18,157,550,913)		21,300,340,117
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(d)(e)(f)	573,790	574,019
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	170,520,000	$170,520,000
Total Short-Term Securities — 0.8% (Cost: $171,094,019)		171,094,019
Total Investments — 100.0% (Cost: $18,328,644,932)		21,471,434,136
Other Assets Less Liabilities — .00%		4,987,349
Net Assets — 100.0%		$21,476,421,485

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$32,360	$537,775 (a)	$—	$3,887	$(3)	$574,019	573,790	$84,271 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,940,000	69,580,000 (a)	—	—	—	170,520,000	170,520,000	3,112,677	—
				$3,887	$(3)	$171,094,019		$3,196,948	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares U.S. Equity Factor Rotation Active ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$21,300,339,998	$—	$119	$21,300,340,117
Short-Term Securities
Money Market Funds	171,094,019	—	—	171,094,019
	$21,471,434,017	$—	$119	$21,471,434,136
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
July 31, 2025
iShares U.S. Industry Rotation Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Communication Services — 14.0%
Alphabet Inc., Class A	4,018	$771,054
Alphabet Inc., Class C, NVS	3,408	657,267
AT&T Inc.	3,094	84,806
Charter Communications Inc., Class A(a)	52	14,007
Comcast Corp., Class A	2,178	72,375
Electronic Arts Inc.	181	27,601
Fox Corp., Class A, NVS	123	6,858
Fox Corp., Class B	78	3,989
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	150	15,052
Live Nation Entertainment Inc.(a)	114	16,838
Meta Platforms Inc., Class A	1,509	1,167,121
Netflix Inc.(a)	309	358,255
News Corp., Class A, NVS	252	7,389
Omnicom Group Inc.	111	7,997
Pinterest Inc., Class A(a)	391	15,093
Reddit Inc., Class A(a)	49	7,869
ROBLOX Corp., Class A(a)	389	53,600
Snap Inc., Class A, NVS(a)(b)	646	6,092
T-Mobile U.S. Inc.	2,074	494,462
Take-Two Interactive Software Inc.(a)	130	28,955
Trade Desk Inc. (The), Class A(a)(b)	258	22,436
Verizon Communications Inc.	1,822	77,909
Walt Disney Co. (The)	1,313	156,391
Warner Bros Discovery Inc.(a)	1,676	22,073
		4,095,489
Consumer Discretionary — 9.6%
Airbnb Inc., Class A(a)	249	32,970
Amazon.com Inc.(a)	4,904	1,148,075
Aptiv PLC(a)	358	24,573
AutoZone Inc.(a)	7	26,379
Best Buy Co. Inc.	91	5,920
Booking Holdings Inc.	19	104,577
Burlington Stores Inc.(a)	23	6,278
Carnival Corp.(a)	614	18,279
Carvana Co., Class A(a)	53	20,679
Chipotle Mexican Grill Inc., Class A(a)	792	33,961
Darden Restaurants Inc.	69	13,915
Dick's Sporting Goods Inc.	20	4,230
Domino's Pizza Inc.	19	8,801
DoorDash Inc., Class A(a)	211	52,803
DraftKings Inc., Class A (a)	258	11,620
eBay Inc.	228	20,919
Expedia Group Inc.	71	12,796
Flutter Entertainment PLC, Class DI(a)	103	31,133
Ford Motor Co.	1,922	21,277
General Motors Co.	495	26,403
Hilton Worldwide Holdings Inc.	138	36,995
Home Depot Inc. (The)	409	150,312
Hyatt Hotels Corp., Class A	28	3,947
Las Vegas Sands Corp.	211	11,056
Lowe's Companies Inc.	231	51,645
Marriott International Inc./MD, Class A	136	35,881
McDonald's Corp.	414	124,229
MercadoLibre Inc.(a)	23	54,600
O'Reilly Automotive Inc.(a)	351	34,510
Rivian Automotive Inc., Class A(a)(b)	382	4,916
Ross Stores Inc.	133	18,160
Royal Caribbean Cruises Ltd.	147	46,727
Starbucks Corp.	669	59,648
Security	Shares	Value
Consumer Discretionary (continued)
Tesla Inc.(a)	1,421	$438,052
TJX Companies Inc. (The)	457	56,910
Tractor Supply Co.	233	13,269
Ulta Beauty Inc.(a)	20	10,300
Williams-Sonoma Inc.	55	10,288
Yum! Brands Inc.	161	23,208
		2,810,241
Consumer Staples — 0.7%
Altria Group Inc.	52	3,221
Church & Dwight Co. Inc.	48	4,501
Clorox Co. (The)	25	3,139
Colgate-Palmolive Co.	141	11,823
Costco Wholesale Corp.	50	46,982
Dollar General Corp.	23	2,413
Dollar Tree Inc.(a)	25	2,839
Kimberly-Clark Corp.	62	7,726
Kroger Co. (The)	66	4,627
Philip Morris International Inc.	45	7,382
Procter & Gamble Co. (The)	394	59,285
Sysco Corp.	47	3,741
Target Corp.	50	5,025
Walmart Inc.	496	48,598
		211,302
Energy — 3.3%
Baker Hughes Co., Class A	460	20,723
Cheniere Energy Inc.	129	30,429
Chevron Corp.	1,158	175,599
ConocoPhillips	750	71,505
Coterra Energy Inc.	411	10,024
Devon Energy Corp.	351	11,660
Diamondback Energy Inc.	108	16,055
EOG Resources Inc.	331	39,727
EQT Corp.	309	16,609
Expand Energy Corp.	123	12,888
Exxon Mobil Corp.	2,541	283,677
Halliburton Co.	360	8,064
Kinder Morgan Inc.	1,157	32,465
Marathon Petroleum Corp.	183	31,145
Occidental Petroleum Corp.	409	17,971
ONEOK Inc.	358	29,395
Phillips 66	241	29,783
Schlumberger NV	642	21,700
Targa Resources Corp.	120	19,969
Texas Pacific Land Corp.	12	11,618
Valero Energy Corp.	186	25,540
Williams Companies Inc. (The)	706	42,325
		958,871
Financials — 14.5%
Aflac Inc.	501	49,779
Allstate Corp. (The)	232	47,154
American Express Co.	35	10,476
American Financial Group Inc./OH	63	7,869
American International Group Inc.	523	40,600
Ameriprise Financial Inc.	58	30,055
Aon PLC, Class A	104	36,994
Apollo Global Management Inc.	213	30,953
Arch Capital Group Ltd.	316	27,195
Ares Management Corp., Class A	130	24,119
Arthur J Gallagher & Co.	221	63,482
Bank of America Corp.	4,280	202,316
Bank of New York Mellon Corp. (The)	435	44,131
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares U.S. Industry Rotation Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financials (continued)
Berkshire Hathaway Inc., Class B(a)	693	$327,013
Blackstone Inc.	429	74,200
Block Inc.(a)	288	22,251
Brown & Brown Inc.	260	23,756
Capital One Financial Corp.	30	6,450
Carlyle Group Inc. (The)	163	9,888
Cboe Global Markets Inc.	51	12,293
Charles Schwab Corp. (The)	997	97,437
Chubb Ltd.	330	87,793
Cincinnati Financial Corp.	141	20,799
Citigroup Inc.	1,034	96,886
Citizens Financial Group Inc.	268	12,789
CME Group Inc.	213	59,274
Coinbase Global Inc., Class A(a)(b)	113	42,687
Corpay Inc.(a)	32	10,338
Erie Indemnity Co., Class A, NVS	20	7,125
Everest Group Ltd.	40	13,432
FactSet Research Systems Inc.	27	10,878
Fidelity National Financial Inc.	130	7,336
Fidelity National Information Services Inc.	277	21,997
Fifth Third Bancorp	408	16,960
First Citizens BancShares Inc./NC, Class A	5	9,974
Fiserv Inc.(a)	289	40,154
Global Payments Inc.	116	9,274
Goldman Sachs Group Inc. (The)	183	132,417
Hartford Insurance Group Inc. (The)	160	19,902
Huntington Bancshares Inc./Ohio	850	13,965
Interactive Brokers Group Inc., Class A	229	15,013
Intercontinental Exchange Inc.	342	63,212
Jack Henry & Associates Inc.	40	6,793
JPMorgan Chase & Co.	1,661	492,055
KeyCorp	600	10,752
KKR & Co. Inc.	357	52,329
Loews Corp.	179	16,207
LPL Financial Holdings Inc.	48	18,995
M&T Bank Corp.	94	17,738
Markel Group Inc.(a)(b)	11	22,091
Marsh & McLennan Companies Inc.	428	85,258
Mastercard Inc., Class A	419	237,351
MetLife Inc.	582	44,203
Moody's Corp.	107	55,183
Morgan Stanley	720	102,571
MSCI Inc., Class A	50	28,068
Nasdaq Inc.	324	31,175
Northern Trust Corp.	138	17,940
PayPal Holdings Inc.(a)	484	33,280
PNC Financial Services Group Inc. (The)	244	46,426
Principal Financial Group Inc.	115	8,950
Progressive Corp. (The)	490	118,600
Prudential Financial Inc.	189	19,577
Raymond James Financial Inc.	131	21,894
Regions Financial Corp.	571	14,463
Robinhood Markets Inc., Class A(a)	414	42,663
S&P Global Inc.	189	104,158
State Street Corp.	204	22,797
Synchrony Financial	47	3,274
T Rowe Price Group Inc.	113	11,464
Toast Inc., Class A(a)	216	10,549
Tradeweb Markets Inc., Class A	77	10,668
Travelers Companies Inc. (The)	194	50,486
Truist Financial Corp.	851	37,197
U.S. Bancorp	928	41,723
Security	Shares	Value
Financials (continued)
Visa Inc., Class A	890	$307,468
W R Berkley Corp.	272	18,716
Wells Fargo & Co.	1,939	156,341
Willis Towers Watson PLC	53	16,738
		4,236,757
Health Care — 5.1%
Abbott Laboratories	575	72,559
AbbVie Inc.	258	48,767
Agilent Technologies Inc.	45	5,166
Align Technology Inc.(a)	21	2,709
Alnylam Pharmaceuticals Inc.(a)	19	7,453
Amgen Inc.	80	23,608
Avantor Inc.(a)	131	1,761
Baxter International Inc.	165	3,590
Becton Dickinson & Co.	96	17,112
Biogen Inc.(a)	20	2,560
BioMarin Pharmaceutical Inc.(a)	45	2,603
Boston Scientific Corp.(a)	492	51,621
Bristol-Myers Squibb Co.	835	36,164
Cardinal Health Inc.	58	9,003
Cencora Inc.	44	12,588
Centene Corp.(a)	117	3,050
Cigna Group (The)	68	18,182
Cooper Companies Inc. (The)(a)	55	3,888
CVS Health Corp.	308	19,127
Danaher Corp.	103	20,307
Dexcom Inc.(a)	129	10,419
Edwards Lifesciences Corp.(a)(b)	192	15,227
Elevance Health Inc.	55	15,569
Eli Lilly & Co.	332	245,703
GE HealthCare Technologies Inc., NVS(a)	151	10,769
Gilead Sciences Inc.	183	20,549
HCA Healthcare Inc.	44	15,576
Hologic Inc.(a)	65	4,343
Humana Inc.	31	7,746
IDEXX Laboratories Inc.(a)(b)	25	13,358
Illumina Inc.(a)	29	2,979
Incyte Corp.(a)(b)	41	3,070
Insulet Corp.(a)	20	5,768
Intuitive Surgical Inc.(a)	117	56,288
IQVIA Holdings Inc.(a)	28	5,204
Johnson & Johnson	995	163,916
Labcorp Holdings Inc.	20	5,202
McKesson Corp.	31	21,500
Medtronic PLC	432	38,984
Merck & Co. Inc.	1,039	81,167
Mettler-Toledo International Inc.(a)	3	3,701
Molina Healthcare Inc.(a)	12	1,894
Natera Inc.(a)	20	2,673
Neurocrine Biosciences Inc.(a)	23	2,949
Pfizer Inc.	2,331	54,289
Quest Diagnostics Inc.	26	4,353
Regeneron Pharmaceuticals Inc.	15	8,182
ResMed Inc.	47	12,781
Revvity Inc.(b)	22	1,934
Royalty Pharma PLC, Class A	145	5,336
Solventum Corp.(a)	39	2,783
STERIS PLC	28	6,342
Stryker Corp.	114	44,771
Thermo Fisher Scientific Inc.	60	28,061
United Therapeutics Corp.(a)	5	1,373
UnitedHealth Group Inc.	229	57,149

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares U.S. Industry Rotation Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care (continued)
Universal Health Services Inc., Class B	11	$1,831
Veeva Systems Inc., Class A(a)	283	80,429
Vertex Pharmaceuticals Inc.(a)	39	17,818
Waters Corp.(a)	10	2,888
West Pharmaceutical Services Inc.	12	2,871
Zimmer Biomet Holdings Inc.	54	4,949
Zoetis Inc.	181	26,388
		1,480,900
Industrials — 7.7%
3M Co.	153	22,831
AECOM	289	32,582
Allegion PLC	29	4,812
AMETEK Inc.	64	11,830
Automatic Data Processing Inc.	380	117,610
Axon Enterprise Inc.(a)	19	14,354
Boeing Co. (The)(a)	207	45,921
Booz Allen Hamilton Holding Corp., Class A	116	12,450
Broadridge Financial Solutions Inc.	124	30,691
Builders FirstSource Inc.(a)	51	6,484
Carlisle Companies Inc.	19	6,739
Carrier Global Corp.	356	24,429
Caterpillar Inc.	192	84,100
Cintas Corp.	105	23,368
CNH Industrial NV	356	4,614
Copart Inc.(a)	260	11,786
CSX Corp.	2,081	73,959
Cummins Inc.	54	19,851
Deere & Co.	102	53,486
Dover Corp.	55	9,963
Eaton Corp. PLC	110	42,319
EMCOR Group Inc.	99	62,122
Emerson Electric Co.	158	22,991
Equifax Inc.	118	28,347
Fortive Corp.	132	6,327
GE Vernova Inc.	76	50,182
General Dynamics Corp.	64	19,943
General Electric Co.	294	79,698
Graco Inc.	79	6,634
HEICO Corp.	10	3,268
HEICO Corp., Class A	16	4,129
Honeywell International Inc.	182	40,468
Howmet Aerospace Inc.	104	18,696
Hubbell Inc., Class B	15	6,562
IDEX Corp.	38	6,213
Illinois Tool Works Inc.	117	29,948
Ingersoll Rand Inc.	164	13,879
Jacobs Solutions Inc.	120	17,024
JB Hunt Transport Services Inc.	91	13,109
Johnson Controls International PLC	302	31,710
L3Harris Technologies Inc.	52	14,291
Leidos Holdings Inc.	113	18,040
Lennox International Inc.	13	7,917
Lockheed Martin Corp.	57	23,996
Masco Corp.	71	4,837
Nordson Corp.	25	5,355
Norfolk Southern Corp.	252	70,056
Northrop Grumman Corp.	38	21,911
Old Dominion Freight Line Inc.	212	31,641
Otis Worldwide Corp.	160	13,710
Owens Corning	26	3,625
PACCAR Inc.	212	20,937
Parker-Hannifin Corp.	52	38,059
Security	Shares	Value
Industrials (continued)
Paychex Inc.	298	$43,010
Paycom Software Inc.	47	10,882
Pentair PLC	79	8,074
Quanta Services Inc.(b)	322	130,774
Republic Services Inc., Class A	63	14,531
Rockwell Automation Inc.	31	10,903
Rollins Inc.	91	5,212
RTX Corp.	369	58,143
Snap-on Inc.	20	6,424
SS&C Technologies Holdings Inc.	231	19,746
Textron Inc.	42	3,266
Trane Technologies PLC	102	44,684
TransDigm Group Inc.	15	24,127
TransUnion	182	17,325
Uber Technologies Inc.(a)(b)	2,096	183,924
U-Haul Holding Co.	93	4,836
Union Pacific Corp.	672	149,164
Veralto Corp.	72	7,548
Verisk Analytics Inc., Class A	129	35,954
Vertiv Holdings Co., Class A	101	14,706
Waste Connections Inc.	75	14,000
Waste Management Inc.	113	25,895
Westinghouse Air Brake Technologies Corp.	69	13,251
Xylem Inc./New York	97	14,028
		2,250,211
Information Technology — 35.1%
Accenture PLC, Class A	335	89,479
Adobe Inc.(a)	229	81,911
Advanced Micro Devices Inc.(a)	894	157,621
Akamai Technologies Inc.(a)	76	5,800
Amphenol Corp., Class A	353	37,598
Analog Devices Inc.	272	61,099
Apple Inc.	8,950	1,857,752
Applied Materials Inc.	446	80,307
AppLovin Corp., Class A(a)	125	48,838
Arista Networks Inc.(a)	519	63,951
Atlassian Corp., Class A(a)	88	16,877
Autodesk Inc.(a)(b)	114	34,555
Bentley Systems Inc., Class B	91	5,276
Broadcom Inc.	2,479	728,082
Cadence Design Systems Inc.(a)	147	53,592
CDW Corp.	40	6,975
Cisco Systems Inc.	1,945	132,416
Cloudflare Inc., Class A(a)(b)	166	34,475
Cognizant Technology Solutions Corp., Class A	260	18,658
Corning Inc.	248	15,684
Crowdstrike Holdings Inc., Class A(a)	134	60,912
Datadog Inc., Class A(a)(b)	156	21,837
Dell Technologies Inc., Class C	186	24,680
DocuSign Inc., Class A(a)	97	7,337
Dynatrace Inc.(a)	151	7,944
Entegris Inc.	69	5,414
F5 Inc.(a)	32	10,029
Fair Isaac Corp.(a)	13	18,677
First Solar Inc.(a)	55	9,610
Fortinet Inc.(a)	350	34,965
Gartner Inc.(a)	40	13,546
Gen Digital Inc.	307	9,053
GoDaddy Inc., Class A(a)	74	11,957
Hewlett Packard Enterprise Co.	736	15,228
HP Inc.	530	13,144
HubSpot Inc.(a)	25	12,991
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares U.S. Industry Rotation Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Information Technology (continued)
Intel Corp.	2,393	$47,381
International Business Machines Corp.	498	126,069
Intuit Inc.	150	117,770
Jabil Inc.	32	7,141
Keysight Technologies Inc.(a)	52	8,523
KLA Corp.	74	65,048
Lam Research Corp.	706	66,957
Marvell Technology Inc.(b)	477	38,337
Microchip Technology Inc.	298	20,142
Micron Technology Inc.	613	66,903
Microsoft Corp.	3,801	2,027,834
MicroStrategy Inc., Class A(a)(b)	133	53,447
MongoDB Inc., Class A(a)	44	10,467
Monolithic Power Systems Inc.	26	18,492
Motorola Solutions Inc.	81	35,557
NetApp Inc.	121	12,600
Nutanix Inc., Class A(a)(b)	132	9,922
Nvidia Corp.	13,535	2,407,471
NXP Semiconductors NV	138	29,500
Okta Inc.(a)	89	8,704
ON Semiconductor Corp.(a)(b)	232	13,076
Oracle Corp.	907	230,169
Palantir Technologies Inc., Class A(a)	1,153	182,578
Palo Alto Networks Inc.(a)(b)	356	61,802
PTC Inc.(a)	62	13,318
Pure Storage Inc., Class A(a)	185	11,011
Qualcomm Inc.	608	89,230
Ralliant Corp.(a)	57	2,606
Roper Technologies Inc.	55	30,272
Salesforce Inc.	519	134,073
Samsara Inc., Class A(a)	137	5,210
Seagate Technology Holdings PLC	123	19,312
ServiceNow Inc.(a)(b)	111	104,686
Snowflake Inc., Class A(a)	172	38,442
Super Micro Computer Inc.(a)(b)	300	17,691
Synopsys Inc.(a)	98	62,080
TE Connectivity PLC	88	18,106
Teledyne Technologies Inc.(a)	15	8,265
Teradyne Inc.	92	9,884
Texas Instruments Inc.	501	90,711
Trimble Inc.(a)	74	6,208
Twilio Inc., Class A(a)	78	10,062
Tyler Technologies Inc.(a)	23	13,445
VeriSign Inc.	44	11,830
Western Digital Corp.	201	15,817
Workday Inc., Class A(a)	114	26,149
Zebra Technologies Corp., Class A(a)	15	5,085
Zoom Video Communications Inc., Class A(a)	129	9,553
Zscaler Inc.(a)	52	14,849
		10,242,055
Materials — 1.0%
Agnico Eagle Mines Ltd.	487	60,563
Alamos Gold Inc., Class A	2,152	52,294
Kinross Gold Corp.	3,709	59,344
Newmont Corp.	986	61,230
Pan American Silver Corp.	1,981	53,527
		286,958
Real Estate — 5.9%
Alexandria Real Estate Equities Inc.	284	21,706
American Homes 4 Rent, Class A	594	20,606
American Tower Corp.	13	2,709
Security	Shares	Value
Real Estate (continued)
AvalonBay Communities Inc.	261	$48,619
Camden Property Trust	193	21,076
CBRE Group Inc., Class A(a)	1,896	295,283
CoStar Group Inc.(a)(b)	2,668	253,967
Crown Castle Inc.	21	2,207
Digital Realty Trust Inc.	8	1,412
Equinix Inc.	2	1,570
Equity LifeStyle Properties Inc.	327	19,594
Equity Residential	630	39,816
Essex Property Trust Inc.	117	30,441
Healthpeak Properties Inc.	1,353	22,920
Invitation Homes Inc.	1,061	32,520
Kimco Realty Corp.	1,950	41,398
Mid-America Apartment Communities Inc.	217	30,907
Prologis Inc.	1,461	156,006
Realty Income Corp.	2,392	134,263
Regency Centers Corp.	483	34,486
Simon Property Group Inc.	872	142,825
Sun Communities Inc.	237	29,395
UDR Inc.	559	21,963
Ventas Inc.	755	50,721
Welltower Inc.	1,112	183,558
Zillow Group Inc., Class C (a)	1,028	81,777
		1,721,745
Utilities — 2.9%
Alliant Energy Corp.	175	11,377
Ameren Corp.	64	6,472
American Electric Power Co. Inc.	386	43,672
CenterPoint Energy Inc.	166	6,444
CMS Energy Corp.	74	5,461
Consolidated Edison Inc.	87	9,005
Constellation Energy Corp.	226	78,612
Dominion Energy Inc.	230	13,444
DTE Energy Co.	51	7,059
Duke Energy Corp.	560	68,118
Edison International	276	14,385
Entergy Corp.	303	27,400
Evergy Inc.	150	10,620
Eversource Energy	257	16,988
Exelon Corp.	714	32,087
FirstEnergy Corp.	376	16,059
NextEra Energy Inc.	1,485	105,524
NiSource Inc.	129	5,476
NRG Energy Inc.	145	24,244
PG&E Corp.	1,521	21,324
PPL Corp.	469	16,739
Public Service Enterprise Group Inc.	128	11,493
Sempra	161	13,151
Southern Co. (The)	801	75,679
Vistra Corp.	873	182,055
WEC Energy Group Inc.	81	8,835
Xcel Energy Inc.	407	29,890
		861,613
Total Long-Term Investments — 99.8% (Cost: $25,546,556)		29,156,142
Short-Term Securities
Money Market Funds — 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(c)(d)(e)	968,546	968,934

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares U.S. Industry Rotation Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	60,000	$60,000
Total Short-Term Securities — 3.5% (Cost: $1,028,933)		1,028,934
Total Investments — 103.3% (Cost: $26,575,489)		30,185,076
Liabilities in Excess of Other Assets — (3.3)%		(968,060)
Net Assets — 100.0%		$29,217,016

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$611	$968,406 (a)	$—	$(84)	$1	$968,934	968,546	$210 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	40,000	20,000 (a)	—	—	—	60,000	60,000	2,830	—
				$(84)	$1	$1,028,934		$3,040	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$29,156,142	$—	$—	$29,156,142
Short-Term Securities
Money Market Funds	1,028,934	—	—	1,028,934
	$30,185,076	$—	$—	$30,185,076
See notes to financial statements.
Schedule of Investments

Schedule of Investments
July 31, 2025
iShares U.S. Thematic Rotation Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.0%
Axon Enterprise Inc.(a)	12,886	$9,735,244
General Electric Co.	144,306	39,118,471
Northrop Grumman Corp.	7	4,036
		48,857,751
Air Freight & Logistics — 0.2%
Expeditors International of Washington Inc.	77,963	9,062,419
Automobile Components — 0.1%
Modine Manufacturing Co.(a)	27,863	3,749,245
Automobiles — 0.6%
Tesla Inc.(a)	96,210	29,658,657
Banks — 0.3%
Bank of America Corp.	82,610	3,904,975
Citigroup Inc.	119	11,150
JPMorgan Chase & Co.	35	10,368
Wells Fargo & Co.	116,021	9,354,773
Western Alliance Bancorp.	14,149	1,097,397
		14,378,663
Beverages — 0.0%
Coca-Cola Consolidated Inc.	14,025	1,567,294
Biotechnology — 0.9%
AbbVie Inc.	71,924	13,595,075
Gilead Sciences Inc.	192,353	21,599,318
Halozyme Therapeutics Inc.(a)	80,569	4,831,723
Neurocrine Biosciences Inc.(a)	12,136	1,556,199
United Therapeutics Corp.(a)	8,216	2,256,935
Vertex Pharmaceuticals Inc.(a)	2,772	1,266,444
		45,105,694
Broadline Retail — 4.6%
Amazon.com Inc.(a)	905,572	212,003,461
Dillard's Inc., Class A(b)	47,124	22,003,609
		234,007,070
Building Products — 1.1%
Armstrong World Industries Inc.	35,193	6,622,267
Johnson Controls International PLC	63,917	6,711,285
Lennox International Inc.	32,738	19,937,442
Trane Technologies PLC	56,861	24,909,667
		58,180,661
Capital Markets — 0.3%
Affiliated Managers Group Inc.	7,146	1,499,731
Ameriprise Financial Inc.	2,744	1,421,913
Charles Schwab Corp. (The)	15,806	1,544,721
CME Group Inc.	6,669	1,855,849
Goldman Sachs Group Inc. (The)	14	10,130
Intercontinental Exchange Inc.	14,116	2,609,060
S&P Global Inc.	7,058	3,889,664
		12,831,068
Chemicals — 0.6%
Ecolab Inc.	21,176	5,543,030
Linde PLC	57,111	26,285,909
		31,828,939
Commercial Services & Supplies — 2.1%
Cintas Corp.	20,435	4,547,809
Clean Harbors Inc.(a)	84,693	19,971,456
Copart Inc.(a)	225,777	10,234,472
Republic Services Inc., Class A	134,104	30,931,088
Veralto Corp.	70,576	7,398,482
Security	Shares	Value
Commercial Services & Supplies (continued)
Waste Connections Inc.	169,396	$31,621,151
Waste Management Inc.	21,171	4,851,546
		109,556,004
Communications Equipment — 2.2%
Arista Networks Inc.(a)	21,558	2,656,377
Cisco Systems Inc.	989,085	67,336,907
F5 Inc.(a)	63,516	19,907,185
Motorola Solutions Inc.	49,414	21,691,757
		111,592,226
Construction & Engineering — 2.2%
AECOM	42,345	4,773,975
Comfort Systems USA Inc.	21,179	14,895,191
Dycom Industries Inc.(a)	77,642	20,870,946
EMCOR Group Inc.	70,778	44,412,487
Fluor Corp.(a)	169,392	9,616,384
MasTec Inc.(a)(b)	98,801	18,694,137
		113,263,120
Construction Materials — 0.0%
CRH PLC	15,032	1,434,804
Consumer Finance — 0.1%
American Express Co.	5,366	1,606,097
Capital One Financial Corp.	18,998	4,084,570
Synchrony Financial	23,013	1,603,316
		7,293,983
Consumer Staples Distribution & Retail — 2.7%
Costco Wholesale Corp.	78,155	73,437,564
Kroger Co. (The)	204,690	14,348,769
Sprouts Farmers Market Inc.(a)	101,671	15,407,223
U.S. Foods Holding Corp.(a)	56,459	4,704,729
Walmart Inc.	278,588	27,296,052
		135,194,337
Containers & Packaging — 0.4%
AptarGroup Inc.	119,627	18,798,187
Distributors — 0.1%
LKQ Corp.	151,625	4,468,389
Diversified Consumer Services — 0.1%
H&R Block Inc.	70,053	3,806,680
Stride Inc.(a)	13,764	1,764,958
		5,571,638
Diversified Telecommunication Services — 0.2%
AT&T Inc.	46,654	1,278,786
Verizon Communications Inc.	241,946	10,345,611
		11,624,397
Electrical Equipment — 0.4%
Acuity Inc.	7,055	2,196,574
Eaton Corp. PLC	18,798	7,231,967
Emerson Electric Co.	10,080	1,466,741
GE Vernova Inc.	3,898	2,573,810
Hubbell Inc., Class B	14,396	6,297,962
		19,767,054
Electronic Equipment, Instruments & Components — 3.3%
Amphenol Corp., Class A	913,532	97,300,293
Arrow Electronics Inc.(a)	14,438	1,674,808
Badger Meter Inc.	112,926	21,315,912
Crane NXT Co.	21,179	1,256,762
Jabil Inc.	133,965	29,896,969
TD SYNNEX Corp.	119,979	17,323,768
		168,768,512

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares U.S. Thematic Rotation Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class A	162,332	$7,313,057
Noble Corp. PLC	176,452	4,730,678
TechnipFMC PLC	176,423	6,416,504
Tidewater Inc.(a)	70,583	3,529,856
		21,990,095
Entertainment — 1.7%
Electronic Arts Inc.	63,515	9,685,402
Netflix Inc.(a)	53,270	61,761,238
Spotify Technology SA(a)	15,383	9,638,065
Walt Disney Co. (The)	59,369	7,071,442
		88,156,147
Financial Services — 1.9%
Berkshire Hathaway Inc., Class B(a)	95,643	45,132,019
Block Inc.(a)	28	2,163
Corpay Inc.(a)	5,035	1,626,557
Essent Group Ltd.	20,932	1,171,983
Fiserv Inc.(a)	150,158	20,862,953
Global Payments Inc.	29,356	2,347,012
Jack Henry & Associates Inc.	49,410	8,390,559
PayPal Holdings Inc.(a)	32,133	2,209,465
Visa Inc., Class A	42,354	14,632,036
		96,374,747
Food Products — 0.7%
Pilgrim's Pride Corp.	780,667	36,995,809
WK Kellogg Co.	35,293	813,504
		37,809,313
Ground Transportation — 0.5%
Uber Technologies Inc.(a)	276,101	24,227,863
Health Care Equipment & Supplies — 5.1%
Abbott Laboratories	27,656	3,489,911
Boston Scientific Corp.(a)	985,420	103,390,266
Edwards Lifesciences Corp.(a)	222,686	17,661,227
Globus Medical Inc., Class A(a)	211,745	11,144,139
Intuitive Surgical Inc.(a)	122,157	58,768,511
Merit Medical Systems Inc.(a)	49,396	4,191,744
Penumbra Inc.(a)	58,733	14,816,574
Stryker Corp.	115,475	45,350,497
Zimmer Biomet Holdings Inc.	14	1,283
		258,814,152
Health Care Providers & Services — 2.0%
Amedisys Inc.(a)	22,950	2,262,870
Cardinal Health Inc.	99,861	15,500,424
Cencora Inc.	58,856	16,837,525
Centene Corp.(a)	35,187	917,325
Cigna Group (The)	5,864	1,567,916
Elevance Health Inc.	2,988	845,843
Encompass Health Corp.	84,703	9,326,647
HCA Healthcare Inc.	23,894	8,458,237
HealthEquity Inc.(a)	91,516	8,877,052
McKesson Corp.	31,207	21,643,303
Tenet Healthcare Corp.(a)	84,685	13,657,997
Universal Health Services Inc., Class B	7,599	1,264,854
		101,159,993
Hotels, Restaurants & Leisure — 1.1%
Airbnb Inc., Class A(a)	16,336	2,163,050
Booking Holdings Inc.	740	4,073,004
Expedia Group Inc.	28,230	5,087,611
Hilton Worldwide Holdings Inc.	63,529	17,030,854
Light & Wonder Inc.(a)	169,196	16,296,959
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Marriott International Inc./MD, Class A	35,297	$9,312,407
		53,963,885
Household Durables — 0.5%
Champion Homes Inc.(a)	98,807	6,017,346
Garmin Ltd.	42,462	9,288,987
Taylor Morrison Home Corp., Class A(a)	155,269	9,204,347
		24,510,680
Household Products — 0.6%
Colgate-Palmolive Co.	172,344	14,451,044
Procter & Gamble Co. (The)	99,208	14,927,828
		29,378,872
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp.	14	2,920
Insurance — 2.8%
Allstate Corp. (The)	29,839	6,064,777
American International Group Inc.	19,757	1,533,736
Aon PLC, Class A	27,293	9,708,393
Arch Capital Group Ltd.	22,581	1,943,321
Arthur J Gallagher & Co.	18,948	5,442,813
Axis Capital Holdings Ltd.	143,344	13,451,401
Brown & Brown Inc.	42,341	3,868,697
Chubb Ltd.	35,287	9,387,753
Globe Life Inc.	25,382	3,565,409
Hartford Insurance Group Inc. (The)	26,681	3,318,850
Marsh & McLennan Companies Inc.	247,329	49,267,937
MetLife Inc.	140,676	10,684,342
Primerica Inc.	8,319	2,209,776
Progressive Corp. (The)	37,302	9,028,576
RLI Corp.	162,338	10,712,685
Travelers Companies Inc. (The)	5,827	1,516,418
		141,704,884
Interactive Media & Services — 7.8%
Alphabet Inc., Class A	585,712	112,398,133
Alphabet Inc., Class C, NVS	436,726	84,226,976
Meta Platforms Inc., Class A	257,474	199,140,690
Pinterest Inc., Class A(a)	106,233	4,100,594
		399,866,393
IT Services — 1.6%
Accenture PLC, Class A	84,691	22,620,966
Amdocs Ltd.	52,736	4,501,545
Cognizant Technology Solutions Corp., Class A	101,864	7,309,761
Gartner Inc.(a)	21,176	7,171,252
GoDaddy Inc., Class A(a)	169,393	27,370,521
International Business Machines Corp.	25,042	6,339,382
Okta Inc.(a)	28,173	2,755,319
Twilio Inc., Class A(a)	14,072	1,815,288
VeriSign Inc.	11,381	3,060,010
		82,944,044
Leisure Products — 0.0%
Mattel Inc.(a)	66,369	1,128,937
Life Sciences Tools & Services — 0.1%
Charles River Laboratories International Inc.(a)	17,775	3,015,351
Machinery — 2.8%
Allison Transmission Holdings Inc.	66,916	6,027,124
Cummins Inc.	10,135	3,725,829
Donaldson Co. Inc.	176,493	12,702,201
Graco Inc.	416,136	34,947,101
ITT Inc.	176,752	30,040,770
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares U.S. Thematic Rotation Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Lincoln Electric Holdings Inc.	56,684	$13,802,554
Mueller Industries Inc.	212,851	18,171,090
Otis Worldwide Corp.	35,297	3,024,600
Parker-Hannifin Corp.	2,174	1,591,151
Pentair PLC	59,687	6,100,011
Westinghouse Air Brake Technologies Corp.	51,516	9,893,648
Xylem Inc./New York	18,928	2,737,367
		142,763,446
Media — 0.3%
Comcast Corp., Class A	272,756	9,063,682
Fox Corp., Class A, NVS	112,935	6,297,255
Omnicom Group Inc.	28,978	2,087,865
		17,448,802
Metals & Mining — 0.1%
Carpenter Technology Corp.	14,110	3,518,893
Newmont Corp.	25,276	1,569,640
Royal Gold Inc.	8,948	1,354,906
		6,443,439
Multi-Utilities — 0.0%
CMS Energy Corp.	21	1,550
WEC Energy Group Inc.	11,813	1,288,562
		1,290,112
Oil, Gas & Consumable Fuels — 2.7%
Antero Resources Corp.(a)	42,345	1,479,111
Cheniere Energy Inc.	11,569	2,728,896
Chevron Corp.	108,938	16,519,358
ConocoPhillips	112,988	10,772,276
Diamondback Energy Inc.	13,865	2,061,171
DT Midstream Inc.(a)	289,374	29,727,391
EOG Resources Inc.	91,966	11,037,759
EQT Corp.	63,163	3,395,011
Expand Energy Corp.	10,207	1,069,490
Exxon Mobil Corp.	36,646	4,091,159
Hess Midstream LP, Class A	282,332	12,289,912
Ovintiv Inc.	57,407	2,364,020
SM Energy Co.	218,793	6,036,499
Targa Resources Corp.	202,694	33,730,309
		137,302,362
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	15,194	1,373,690
Passenger Airlines — 0.0%
Alaska Air Group Inc.(a)	56	2,966
Southwest Airlines Co.	49	1,515
		4,481
Pharmaceuticals — 2.2%
Bristol-Myers Squibb Co.	301,889	13,074,813
Corcept Therapeutics Inc.(a)	28,336	1,903,329
Eli Lilly & Co.	59,177	43,795,122
Johnson & Johnson	153,134	25,227,295
Merck & Co. Inc.	260,844	20,377,133
Pfizer Inc.	129,174	3,008,463
Royalty Pharma PLC, Class A	99,467	3,660,386
		111,046,541
Professional Services — 1.8%
Automatic Data Processing Inc.	71,386	22,093,967
CACI International Inc., Class A(a)	13,790	6,351,260
Dayforce Inc.(a)	71,927	4,148,030
ExlService Holdings Inc.(a)	84,693	3,678,217
Paychex Inc.	23,826	3,438,807
Security	Shares	Value
Professional Services (continued)
Paycom Software Inc.	15,027	$3,479,352
SS&C Technologies Holdings Inc.	458,382	39,182,493
Verisk Analytics Inc., Class A	28,238	7,870,213
		90,242,339
Semiconductors & Semiconductor Equipment — 14.2%
Advanced Micro Devices Inc.(a)	77,642	13,689,061
Analog Devices Inc.	28,239	6,343,327
Applied Materials Inc.	150,141	27,034,389
Broadcom Inc.	446,762	131,213,999
Cirrus Logic Inc.(a)	105,868	10,661,966
First Solar Inc.(a)	26,288	4,593,302
KLA Corp.	14,529	12,771,427
Lam Research Corp.	49,411	4,686,139
Micron Technology Inc.	65,499	7,148,561
Nvidia Corp.	2,581,875	459,238,106
Onto Innovation Inc.(a)	28	2,653
Qualcomm Inc.	139,133	20,419,159
Texas Instruments Inc.	155,650	28,181,989
		725,984,078
Software — 13.4%
Adobe Inc.(a)	48,640	17,398,042
AppLovin Corp., Class A(a)	4,546	1,776,122
Autodesk Inc.(a)	34,149	10,350,903
BILL Holdings Inc.(a)	29,804	1,277,101
Box Inc., Class A(a)	755,200	24,241,920
Cadence Design Systems Inc.(a)	42,472	15,484,017
Check Point Software Technologies Ltd.(a)	437,978	81,551,504
CommVault Systems Inc.(a)	169,391	32,175,821
Crowdstrike Holdings Inc., Class A(a)	6,674	3,033,800
Dropbox Inc., Class A(a)	127,712	3,469,935
Fortinet Inc.(a)	44,305	4,426,070
Guidewire Software Inc.(a)	45,984	10,402,501
Intuit Inc.	32,564	25,566,973
Manhattan Associates Inc.(a)	7,059	1,550,580
Microsoft Corp.	511,352	272,806,292
Oracle Corp.	108,942	27,646,211
Palantir Technologies Inc., Class A(a)	190,740	30,203,679
Palo Alto Networks Inc.(a)	55,147	9,573,519
PTC Inc.(a)	127,050	27,291,611
Q2 Holdings Inc.(a)	49,405	4,011,686
RingCentral Inc., Class A(a)	57,122	1,456,040
Salesforce Inc.	86,978	22,469,027
ServiceNow Inc.(a)	17,318	16,332,952
Synopsys Inc.(a)	28,494	18,050,094
Tenable Holdings Inc.(a)	148,224	4,640,893
Teradata Corp.(a)	105,873	2,215,922
Workday Inc., Class A(a)	16,877	3,871,246
Zoom Video Communications Inc., Class A(a)	47,528	3,519,448
Zscaler Inc.(a)	26,836	7,663,288
		684,457,197
Specialty Retail — 3.3%
Abercrombie & Fitch Co., Class A(a)	63	6,049
AutoZone Inc.(a)	4	15,073
Dick's Sporting Goods Inc.	13,507	2,856,866
Gap Inc. (The)	35	681
Lowe's Companies Inc.	173,908	38,880,612
Murphy USA Inc.	14,120	5,118,218
O'Reilly Automotive Inc.(a)	105,885	10,410,613
Penske Automotive Group Inc.	7,029	1,176,725
Ross Stores Inc.	240,580	32,848,793
TJX Companies Inc. (The)	555,403	69,164,336

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares U.S. Thematic Rotation Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
Williams-Sonoma Inc.	35,682	$6,674,318
		167,152,284
Technology Hardware, Storage & Peripherals — 6.7%
Apple Inc.	1,496,321	310,591,350
Dell Technologies Inc., Class C	36,254	4,810,543
HP Inc.	44,943	1,114,586
NetApp Inc.	120,733	12,571,927
Pure Storage Inc., Class A(a)	155,520	9,256,551
Western Digital Corp.	35,805	2,817,496
		341,162,453
Textiles, Apparel & Luxury Goods — 0.0%
Deckers Outdoor Corp.(a)	21	2,230
Tobacco — 0.0%
Altria Group Inc.	32,069	1,986,354
Trading Companies & Distributors — 0.4%
Core & Main Inc., Class A(a)	76,908	4,894,425
WW Grainger Inc.	14,117	14,675,186
		19,569,611
Wireless Telecommunication Services — 0.0%
T-Mobile U.S. Inc.	32	7,629
Total Long-Term Investments — 98.2% (Cost: $4,714,497,381)		5,009,845,436
Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(c)(d)(e)	10,729,881	$10,734,173
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	90,450,000	90,450,000
Total Short-Term Securities — 2.0% (Cost: $101,184,173)		101,184,173
Total Investments — 100.2% (Cost: $4,815,681,554)		5,111,029,609
Liabilities in Excess of Other Assets — (0.2)%		(10,864,201)
Net Assets — 100.0%		$5,100,165,408

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$76,229	$10,658,920 (a)	$—	$(973)	$(3)	$10,734,173	10,729,881	$11,358 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	50,000	90,400,000 (a)	—	—	—	90,450,000	90,450,000	772,558	—
				$(973)	$(3)	$101,184,173		$783,916	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	2	09/19/25	$64	$3,411
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares U.S. Thematic Rotation Active ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$3,411	$—	$—	$—	$3,411

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$2,856	$—	$—	$—	$2,856
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$2,871	$—	$—	$—	$2,871
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$59,418
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$5,009,845,436	$—	$—	$5,009,845,436
Short-Term Securities
Money Market Funds	101,184,173	—	—	101,184,173
	$5,111,029,609	$—	$—	$5,111,029,609
Derivative Financial Instruments(a)
Assets
Equity Contracts	$3,411	$—	$—	$3,411

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities
July 31, 2025

	BlackRock U.S. Carbon Transition Readiness ETF	BlackRock World ex U.S. Carbon Transition Readiness ETF	iShares FinTech Active ETF	iShares Health Innovation Active ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$1,299,089,098	$228,835,566	$10,284,596	$3,876,986
Investments, at value—affiliated(c)	9,754,700	1,461,889	2,119,389	233,837
Cash	25,754	975	6,799	1,456
Cash pledged for futures contracts	409,000	80,000	—	—
Foreign currency, at value(d)	—	93,570	—	—
Receivables:
Investments sold	—	—	—	28,614
Securities lending income—affiliated	3,447	83	2,361	57
Dividends—unaffiliated	496,879	208,983	751	3,271
Dividends—affiliated	21,529	6,392	1,495	166
Tax reclaims	—	935,681	2,859	1,135
Other assets	—	—	211	—
Total assets	1,309,800,407	231,623,139	12,418,461	4,145,522
LIABILITIES
Collateral on securities loaned, at value	3,275,225	81,889	1,849,303	183,934
Payables:
Investment advisory fees	156,894	39,569	6,229	2,882
Professional fees	—	47,700	—	—
Variation margin on futures contracts	20,865	25,463	—	—
Total liabilities	3,452,984	194,621	1,855,532	186,816
Commitments and contingent liabilities
NET ASSETS	$1,306,347,423	$231,428,518	$10,562,929	$3,958,706
NET ASSETS CONSIST OF
Paid-in capital	$1,051,741,385	$282,732,866	$8,505,155	$4,915,408
Accumulated earnings (loss)	254,606,038	(51,304,348)	2,057,774	(956,702)
NET ASSETS	$1,306,347,423	$231,428,518	$10,562,929	$3,958,706
NET ASSET VALUE
Shares outstanding	18,975,000	4,650,000	320,000	160,000
Net asset value	$68.85	$49.77	$33.01	$24.74
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$979,825,757	$207,079,444	$8,463,292	$3,821,694
(b) Securities loaned, at value	$3,163,993	$75,802	$1,785,858	$175,316
(c) Investments, at cost—affiliated	$9,754,561	$1,461,889	$2,119,373	$233,805
(d) Foreign currency, at cost	$—	$95,295	$—	$—
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Assets and Liabilities (continued)
July 31, 2025

	iShares International Country Rotation Active ETF	iShares Large Cap Core Active ETF	iShares Large Cap Value Active ETF	iShares U.S. Equity Factor Rotation Active ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$200,580	$9,542,251	$51,769,733	$21,300,340,117
Investments, at value—affiliated(c)	9,997,694	294,008	1,210,000	171,094,019
Cash	279	4,361	4,517	10,652
Receivables:
Securities lending income—affiliated	164	16	12	232
Capital shares sold	—	—	—	869,348
Dividends—unaffiliated	208	1,831	47,685	8,618,888
Dividends—affiliated	175	597	2,984	420,743
Tax reclaims	95	35	—	—
Unrealized appreciation on forward foreign currency exchange contracts	7,426	—	—	—
Total assets	10,206,621	9,843,099	53,034,931	21,481,353,999
LIABILITIES
Foreign bank overdraft	—	52	—	—
Collateral on securities loaned, at value	136,275	114,000	—	574,019
Payables:
Investment advisory fees	349	2,883	19,295	4,358,495
Unrealized depreciation on forward foreign currency exchange contracts	6,622	—	—	—
Total liabilities	143,246	116,935	19,295	4,932,514
Commitments and contingent liabilities
NET ASSETS	$10,063,375	$9,726,164	$53,015,636	$21,476,421,485
NET ASSETS CONSIST OF
Paid-in capital	$9,353,027	$7,749,723	$49,768,844	$18,891,018,833
Accumulated earnings	710,348	1,976,441	3,246,792	2,585,402,652
NET ASSETS	$10,063,375	$9,726,164	$53,015,636	$21,476,421,485
NET ASSET VALUE
Shares outstanding	360,000	260,000	1,530,000	383,475,000
Net asset value	$27.95	$37.41	$34.65	$56.00
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$164,529	$7,349,423	$48,086,144	$18,157,550,913
(b) Securities loaned, at value	$132,089	$111,408	$—	$571,888
(c) Investments, at cost—affiliated	$9,339,428	$294,000	$1,210,000	$171,094,019
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (continued)
July 31, 2025

	iShares U.S. Industry Rotation Active ETF	iShares U.S. Thematic Rotation Active ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$29,156,142	$5,009,845,436
Investments, at value—affiliated(c)	1,028,934	101,184,173
Cash	533	2,882
Cash pledged for futures contracts	—	5,000
Receivables:
Securities lending income—affiliated	40	3,040
Capital shares sold	—	133,799
Dividends—unaffiliated	10,350	1,761,227
Dividends—affiliated	99	317,248
Total assets	30,196,098	5,113,252,805
LIABILITIES
Collateral on securities loaned, at value	969,013	10,735,136
Payables:
Investment advisory fees	10,069	2,352,044
Variation margin on futures contracts	—	217
Total liabilities	979,082	13,087,397
Commitments and contingent liabilities
NET ASSETS	$29,217,016	$5,100,165,408
NET ASSETS CONSIST OF
Paid-in capital	$26,483,627	$4,811,174,648
Accumulated earnings	2,733,389	288,990,760
NET ASSETS	$29,217,016	$5,100,165,408
NET ASSET VALUE
Shares outstanding	980,000	141,160,000
Net asset value	$29.81	$36.13
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$25,546,556	$4,714,497,381
(b) Securities loaned, at value	$940,019	$10,419,983
(c) Investments, at cost—affiliated	$1,028,933	$101,184,173
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Operations
Year Ended July 31, 2025

	BlackRock U.S. Carbon Transition Readiness ETF	BlackRock World ex U.S. Carbon Transition Readiness ETF	iShares FinTech Active ETF	iShares Health Innovation Active ETF
INVESTMENT INCOME
Dividends—unaffiliated	$16,111,463	$7,982,629	$61,145	$24,610
Dividends—affiliated	449,702	77,104	8,247	6,634
Interest—unaffiliated	—	6,718	175	188
Securities lending income—affiliated—net	24,882	800	6,809	1,089
Other income—unaffiliated	—	5,368	211	—
Foreign taxes withheld	—	(697,589)	(3,628)	(936)
Foreign withholding tax claims	—	410,991	—	—
Total investment income	16,586,047	7,786,021	72,959	31,585
EXPENSES
Investment advisory	3,662,133	855,772	43,710	30,013
Commitment costs	4,298	830	22	12
Professional	—	46,148	—	—
Excise tax	—	—	112	—
Total expenses	3,666,431	902,750	43,844	30,025
Less:
Investment advisory fees waived	(1,863,493)	(368,307)	(165)	(130)
Total expenses after fees waived	1,802,938	534,443	43,679	29,895
Net investment income	14,783,109	7,251,578	29,280	1,690
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	9,586,273	(479,057)	957,411	(112,396)
Investments—affiliated	(2,831)	(70)	14	35
Foreign currency transactions	—	131,793	(5,507)	(332)
Futures contracts	1,236,195	392,318	—	—
In-kind redemptions—unaffiliated(a)	42,619,001	10,919,049	—	201,557
	53,438,638	10,964,033	951,918	88,864
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	115,221,299	7,663,301	1,233,416	(256,024)
Investments—affiliated	(681)	(17)	(16)	(46)
Foreign currency translations	—	25,884	106	255
Futures contracts	126,171	(102,954)	—	—
	115,346,789	7,586,214	1,233,506	(255,815)
Net realized and unrealized gain (loss)	168,785,427	18,550,247	2,185,424	(166,951)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$183,568,536	$25,801,825	$2,214,704	$(165,261)
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Operations (continued)
Year Ended July 31, 2025

	iShares International Country Rotation Active ETF(a)	iShares Large Cap Core Active ETF	iShares Large Cap Value Active ETF	iShares U.S. Equity Factor Rotation Active ETF
INVESTMENT INCOME
Dividends—unaffiliated	$1,907	$65,846	$467,563	$182,487,350
Dividends—affiliated	179,636	4,520	12,053	3,112,677
Interest—unaffiliated	130	178	252	28,962
Securities lending income—affiliated—net	1,157	215	229	84,271
Foreign taxes withheld	(340)	(853)	(767)	—
Total investment income	182,490	69,906	479,330	185,713,260
EXPENSES
Investment advisory	24,235	29,828	120,041	38,441,828
Commitment costs	13	27	75	50,334
Total expenses	24,248	29,855	120,116	38,492,162
Less:
Investment advisory fees waived	(22,332)	(1,660)	(54,335)	(2,608,952)
Total expenses after fees waived	1,916	28,195	65,781	35,883,210
Net investment income	180,574	41,711	413,549	149,830,050
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(1,209)	(220,602)	(532,636)	(492,247,921)
Investments—affiliated	8,843	(79)	116	3,887
Capital gain distributions from underlying funds—affiliated	3,356	—	—	—
Foreign currency transactions	—	10	(25)	—
In-kind redemptions—unaffiliated(b)	—	862,324	517,420	824,456,134
	10,990	641,653	(15,125)	332,212,100
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	36,051	888,248	2,703,762	2,345,207,059
Investments—affiliated	658,266	8	—	(3)
Forward foreign currency exchange contracts	804	—	—	—
Foreign currency translations	—	1	—	—
	695,121	888,257	2,703,762	2,345,207,056
Net realized and unrealized gain	706,111	1,529,910	2,688,637	2,677,419,156
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$886,685	$1,571,621	$3,102,186	$2,827,249,206
(a) For the period from December 03, 2024 (commencement of operations) to July 31, 2025.
(b) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations

Statements of Operations (continued)
Year Ended July 31, 2025

	iShares U.S. Industry Rotation Active ETF	iShares U.S. Thematic Rotation Active ETF
INVESTMENT INCOME
Dividends—unaffiliated	$254,388	$7,463,441
Dividends—affiliated	2,830	772,558
Interest—unaffiliated	179	5,515
Securities lending income—affiliated—net	210	11,358
Foreign taxes withheld	(162)	(1,046)
Total investment income	257,445	8,251,826
EXPENSES
Investment advisory	85,222	5,854,889
Commitment costs	69	4,125
Total expenses	85,291	5,859,014
Less:
Investment advisory fees waived	(56)	(16,024)
Total expenses after fees waived	85,235	5,842,990
Net investment income	172,210	2,408,836
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(740,326)	(7,464,607)
Investments—affiliated	(84)	(973)
Foreign currency transactions	(9)	19
Futures contracts	—	2,856
In-kind redemptions—unaffiliated(a)	674,014	4,663,793
	(66,405)	(2,798,912)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	3,206,098	293,911,839
Investments—affiliated	1	(3)
Futures contracts	—	2,871
	3,206,099	293,914,707
Net realized and unrealized gain	3,139,694	291,115,795
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,311,904	$293,524,631
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	BlackRock U.S. Carbon Transition Readiness ETF		BlackRock World ex U.S. Carbon Transition Readiness ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/25	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$14,783,109	$19,638,789	$7,251,578	$10,604,742
Net realized gain	53,438,638	181,262,017	10,964,033	12,590,119
Net change in unrealized appreciation (depreciation)	115,346,789	47,562,945	7,586,214	(229,552)
Net increase in net assets resulting from operations	183,568,536	248,463,751	25,801,825	22,965,309
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(15,535,961)	(20,232,185)	(8,710,326)	(12,173,850)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(104,556,892)	(669,338,537)	(78,919,297)	(293,796,874)
NET ASSETS
Total increase (decrease) in net assets	63,475,683	(441,106,971)	(61,827,798)	(283,005,415)
Beginning of year	1,242,871,740	1,683,978,711	293,256,316	576,261,731
End of year	$1,306,347,423	$1,242,871,740	$231,428,518	$293,256,316

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets(continued)

	iShares FinTech Active ETF		iShares Health Innovation Active ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/25	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$29,280	$37,212	$1,690	$(4,667)
Net realized gain	951,918	80,267	88,864	176,596
Net change in unrealized appreciation (depreciation)	1,233,506	287,559	(255,815)	(31,984)
Net increase (decrease) in net assets resulting from operations	2,214,704	405,038	(165,261)	139,945
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(32,052)	(50,103)	—	(1,153)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	3,506,878	—	(40,963)	(1,909,142)
NET ASSETS
Total increase (decrease) in net assets	5,689,530	354,935	(206,224)	(1,770,350)
Beginning of year	4,873,399	4,518,464	4,164,930	5,935,280
End of year	$10,562,929	$4,873,399	$3,958,706	$4,164,930

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares International Country Rotation Active ETF	iShares Large Cap Core Active ETF
	Period From 12/03/24(a) to 07/31/25	Year Ended 07/31/25	Period From 10/24/23(a) to 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$180,574	$41,711	$38,350
Net realized gain	10,990	641,653	94,041
Net change in unrealized appreciation (depreciation)	695,121	888,257	1,304,580
Net increase in net assets resulting from operations	886,685	1,571,621	1,436,971
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(176,337)	(47,420)	(32,858)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	9,353,027	983,222	5,814,628
NET ASSETS
Total increase in net assets	10,063,375	2,507,423	7,218,741
Beginning of period	—	7,218,741	—
End of period	$10,063,375	$9,726,164	$7,218,741

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets(continued)

	iShares Large Cap Value Active ETF		iShares U.S. Equity Factor Rotation Active ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/25	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$413,549	$127,109	$149,830,050	$27,307,158
Net realized gain (loss)	(15,125)	686,909	332,212,100	78,561,323
Net change in unrealized appreciation (depreciation)	2,703,762	437,892	2,345,207,056	793,780,772
Net increase in net assets resulting from operations	3,102,186	1,251,910	2,827,249,206	899,649,253
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(317,720)	(124,837)	(173,851,322)	(19,432,993)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	42,912,722	(318,240)	8,684,001,013	9,226,052,475
NET ASSETS
Total increase in net assets	45,697,188	808,833	11,337,398,897	10,106,268,735
Beginning of year	7,318,448	6,509,615	10,139,022,588	32,753,853
End of year	$53,015,636	$7,318,448	$21,476,421,485	$10,139,022,588

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares U.S. Industry Rotation Active ETF		iShares U.S. Thematic Rotation Active ETF
	Year Ended 07/31/25	Period From 03/26/24(a) to 07/31/24	Year Ended 07/31/25	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$172,210	$10,454	$2,408,836	$23,408
Net realized gain (loss)	(66,405)	(203,568)	(2,798,912)	487,907
Net change in unrealized appreciation (depreciation)	3,206,099	403,488	293,914,707	887,296
Net increase in net assets resulting from operations	3,311,904	210,374	293,524,631	1,398,611
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(153,907)	(7,538)	(1,229,475)	(20,946)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	16,687,430	9,168,753	4,800,412,100	1,142,729
NET ASSETS
Total increase in net assets	19,845,427	9,371,589	5,092,707,256	2,520,394
Beginning of period	9,371,589	—	7,458,152	4,937,758
End of period	$29,217,016	$9,371,589	$5,100,165,408	$7,458,152

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock U.S. Carbon Transition Readiness ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Period From 04/06/21(a) to 07/31/21
Net asset value, beginning of period	$60.11	$50.57	$45.83	$50.58	$46.60
Net investment income(b)	0.76	0.74	0.72	0.65	0.17
Net realized and unrealized gain (loss)(c)	8.78	9.56	4.74	(4.00)	3.90
Net increase (decrease) from investment operations	9.54	10.30	5.46	(3.35)	4.07
Distributions(d)
From net investment income	(0.80)	(0.76)	(0.72)	(0.63)	(0.09)
From net realized gain	—	—	—	(0.77)	—
Total distributions	(0.80)	(0.76)	(0.72)	(1.40)	(0.09)
Net asset value, end of period	$68.85	$60.11	$50.57	$45.83	$50.58
Total Return(e)
Based on net asset value	15.97%	20.61%(f)	12.16%	(6.90)%	8.74%(g)
Ratios to Average Net Assets(h)
Total expenses	0.30%	0.29%	0.29%	0.29%	0.29%(i)
Total expenses after fees waived	0.15%	0.14%	0.14%	0.14%	0.14%(i)
Net investment income	1.20%	1.41%	1.59%	1.31%	1.07%(i)
Supplemental Data
Net assets, end of period (000)	$1,306,347	$1,242,872	$1,683,979	$1,409,350	$1,423,889
Portfolio turnover rate(j)	40%	46%	31%	58%	13%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	BlackRock World ex U.S. Carbon Transition Readiness ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Period From 04/06/21(a) to 07/31/21
Net asset value, beginning of period	$46.00	$43.41	$39.85	$48.06	$46.16
Net investment income(b)	1.39 (c)	1.16	1.20	1.23	0.39
Net realized and unrealized gain (loss)(d)	4.10	2.97	3.69	(7.93)	1.82
Net increase (decrease) from investment operations	5.49	4.13	4.89	(6.70)	2.21
Distributions(e)
From net investment income	(1.72)	(1.54)	(1.33)	(1.30)	(0.31)
From net realized gain	—	—	—	(0.21)	—
Total distributions	(1.72)	(1.54)	(1.33)	(1.51)	(0.31)
Net asset value, end of period	$49.77	$46.00	$43.41	$39.85	$48.06
Total Return(f)
Based on net asset value	12.14%(c)	9.70%	12.50%	(14.15)%	4.77%(g)
Ratios to Average Net Assets(h)
Total expenses	0.37%	0.35%	0.35%	0.35%	0.35%(i)
Total expenses after fees waived	0.22%	0.20%	0.20%	0.20%	0.20%(i)
Total expenses excluding professional fees for foreign withholding tax claims	0.35%	N/A	N/A	N/A	N/A
Net investment income	2.97%(c)	2.72%	2.99%	2.73%	2.58%(i)
Supplemental Data
Net assets, end of period (000)	$231,429	$293,256	$576,262	$442,315	$605,599
Portfolio turnover rate(j)	39%	45%	39%	47%	19%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2025:
• Net investment income per share by $0.07.
• Total return by 0.16%.
• Ratio of net investment income to average net assets by 0.14%.

(d) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares FinTech Active ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Period From 08/16/22(a) to 07/31/23
Net asset value, beginning of period	$24.37	$22.59	$24.99
Net investment income(b)	0.13	0.19	0.18
Net realized and unrealized gain (loss)(c)	8.65	1.84	(2.46)
Net increase (decrease) from investment operations	8.78	2.03	(2.28)
Distributions from net investment income(d)	(0.14)	(0.25)	(0.12)
Net asset value, end of period	$33.01	$24.37	$22.59
Total Return(e)
Based on net asset value	36.15%	9.06%	(9.09)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.70%	0.70%	0.70%(h)
Total expenses after fees waived	0.70%	0.70%	0.70%(h)
Net investment income	0.47%	0.83%	0.90%(h)
Supplemental Data
Net assets, end of period (000)	$10,563	$4,873	$4,518
Portfolio turnover rate(i)	84%	58%	83%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Health Innovation Active ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Period From 09/29/20(a) to 07/31/21
Net asset value, beginning of period	$26.03	$24.73	$23.21	$30.04	$25.13
Net investment income (loss)(b)	0.01	(0.03)	(0.07)	(0.13)	(0.15)
Net realized and unrealized gain (loss)(c)	(1.30)	1.34	1.59	(6.70)	5.06
Net increase (decrease) from investment operations	(1.29)	1.31	1.52	(6.83)	4.91
Distributions from net investment income(d)	—	(0.01)	—	—	—
Net asset value, end of period	$24.74	$26.03	$24.73	$23.21	$30.04
Total Return(e)
Based on net asset value	(4.96)%	5.30%	6.56%	(22.72)%(f)	19.50%(g)
Ratios to Average Net Assets(h)
Total expenses	0.85%	0.85%	0.85%	0.85%	0.85%(i)
Total expenses after fees waived	0.85%	0.85%	0.85%	0.85%	0.85%(i)
Net investment income (loss)	0.05%	(0.12)%	(0.29)%	(0.49)%	(0.64)%(i)
Supplemental Data
Net assets, end of period (000)	$3,959	$4,165	$5,935	$7,426	$7,209
Portfolio turnover rate(j)	109%	77%	74%	103%	39%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been -22.73%.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

iShares International Country Rotation Active ETF
Period From 12/03/24(a) to 07/31/25
Net asset value, beginning of period	$25.00
Net investment income(b)	0.70
Net realized and unrealized gain(c)	2.89
Net increase from investment operations	3.59
Distributions from net investment income(d)	(0.64)
Net asset value, end of period	$27.95
Total Return(e)
Based on net asset value	14.64%(f)
Ratios to Average Net Assets(g)
Total expenses	0.55%(h)
Total expenses after fees waived	0.04%(h)
Net investment income	4.10%(h)
Supplemental Data
Net assets, end of period (000)	$10,063
Portfolio turnover rate(i)	52%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Large Cap Core Active ETF
	Year Ended 07/31/25	Period From 10/24/23(a) to 07/31/24
Net asset value, beginning of period	$31.39	$25.14
Net investment income(b)	0.17	0.17
Net realized and unrealized gain(c)	6.05	6.22
Net increase from investment operations	6.22	6.39
Distributions(d)
From net investment income	(0.18)	(0.14)
From net realized gain	(0.02)	—
Total distributions	(0.20)	(0.14)
Net asset value, end of period	$37.41	$31.39
Total Return(e)
Based on net asset value	19.91%	25.43%(f)
Ratios to Average Net Assets(g)
Total expenses	0.38%	0.38%(h)
Total expenses after fees waived	0.36%	0.36%(h)
Net investment income	0.53%	0.75%(h)
Supplemental Data
Net assets, end of period (000)	$9,726	$7,219
Portfolio turnover rate(i)	94%	31%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Large Cap Value Active ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Period From 05/19/23(a) to 07/31/23
Net asset value, beginning of period	$31.82	$27.12	$24.95
Net investment income(b)	0.62	0.54	0.07
Net realized and unrealized gain(c)	2.71	4.69	2.10
Net increase from investment operations	3.33	5.23	2.17
Distributions from net investment income(d)	(0.50)	(0.53)	—
Net asset value, end of period	$34.65	$31.82	$27.12
Total Return(e)
Based on net asset value	10.60%	19.53%	8.70%(f)
Ratios to Average Net Assets(g)
Total expenses	0.55%	0.55%	0.55%(h)
Total expenses after fees waived	0.30%	0.53%	0.55%(h)
Net investment income	1.89%	1.87%	1.42%(h)
Supplemental Data
Net assets, end of period (000)	$53,016	$7,318	$6,510
Portfolio turnover rate(i)	61%	52%	12%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares U.S. Equity Factor Rotation Active ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of year	$47.26	$37.43	$31.60	$37.03	$27.27
Net investment income(a)	0.52	0.34	0.47	0.40	0.45
Net realized and unrealized gain (loss)(b)	8.81	9.77	5.88	(3.84)	9.78
Net increase (decrease) from investment operations	9.33	10.11	6.35	(3.44)	10.23
Distributions(c)
From net investment income	(0.59)	(0.28)	(0.52)	(0.42)	(0.47)
From net realized gain	—	—	—	(1.57)	—
Total distributions	(0.59)	(0.28)	(0.52)	(1.99)	(0.47)
Net asset value, end of year	$56.00	$47.26	$37.43	$31.60	$37.03
Total Return(d)
Based on net asset value	19.87%	27.15%	20.47%	(9.94)%	37.87%
Ratios to Average Net Assets(e)
Total expenses	0.26%	0.27%	0.30%	0.30%	0.30%
Total expenses after fees waived	0.25%	0.20%	0.20%	0.20%	0.20%
Net investment income	1.03%	0.76%	1.51%	1.15%	1.41%
Supplemental Data
Net assets, end of year (000)	$21,476,421	$10,139,023	$32,754	$73,470	$96,288
Portfolio turnover rate(f)	64%	90%	118%	102%	146%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares U.S. Industry Rotation Active ETF
	Year Ended 07/31/25	Period From 03/26/24(a) to 07/31/24
Net asset value, beginning of period	$26.03	$25.00
Net investment income(b)	0.23	0.04
Net realized and unrealized gain(c)	3.75	1.02
Net increase from investment operations	3.98	1.06
Distributions from net investment income(d)	(0.20)	(0.03)
Net asset value, end of period	$29.81	$26.03
Total Return(e)
Based on net asset value	15.37%	4.27%(f)
Ratios to Average Net Assets(g)
Total expenses	0.42%	0.42%(h)
Total expenses after fees waived	0.42%	0.42%(h)
Net investment income	0.85%	0.48%(h)
Supplemental Data
Net assets, end of period (000)	$29,217	$9,372
Portfolio turnover rate(i)	227%	107%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares U.S. Thematic Rotation Active ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Period From 12/14/21(a) to 07/31/22
Net asset value, beginning of period	$31.08	$24.69	$21.74	$24.78
Net investment income(b)	0.08	0.11	0.17	0.09
Net realized and unrealized gain (loss)(c)	5.20	6.38	2.97	(3.06)
Net increase (decrease) from investment operations	5.28	6.49	3.14	(2.97)
Distributions(d)
From net investment income	(0.06)	(0.10)	(0.19)	(0.07)
From net realized gain	(0.17)	—	—	—
Total distributions	(0.23)	(0.10)	(0.19)	(0.07)
Net asset value, end of period	$36.13	$31.08	$24.69	$21.74
Total Return(e)
Based on net asset value	17.06%	26.36%	14.56%	(11.99)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.57%	0.60%	0.60%	0.60%(h)
Total expenses after fees waived	0.57%	0.60%	0.60%	0.60%(h)
Net investment income	0.23%	0.40%	0.80%	0.61%(h)
Supplemental Data
Net assets, end of period (000)	$5,100,165	$7,458	$4,938	$4,349
Portfolio turnover rate(i)	45%	91%	87%	43%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements
1. ORGANIZATION
BlackRock ETF Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Fund Name	Herein Referred To As	Diversification Classification
BlackRock U.S. Carbon Transition Readiness ETF	U.S. Carbon Transition Readiness	Diversified
BlackRock World ex U.S. Carbon Transition Readiness ETF	World ex U.S. Carbon Transition Readiness	Diversified
iShares FinTech Active ETF(a)	FinTech Active	Non-diversified
iShares Health Innovation Active ETF(b)	Health Innovation Active	Diversified
iShares International Country Rotation Active ETF (c)	International Country Rotation Active	Non-diversified
iShares Large Cap Core Active ETF(d)	Large Cap Core Active	Non-diversified
iShares Large Cap Value Active ETF(e)	Large Cap Value Active	Non-diversified
iShares U.S. Equity Factor Rotation Active ETF(f)	U.S. Equity Factor Rotation Active	Diversified
iShares U.S. Industry Rotation Active ETF(g)	U.S. Industry Rotation Active	Non-diversified
iShares U.S. Thematic Rotation Active ETF(h)	U.S. Thematic Rotation Active	Non-diversified

(a)	Formerly known as the BlackRock Future Financial and Technology ETF.
(b)	Formerly known as the BlackRock Future Health ETF.
(c)	The Fund commenced operations on December 03, 2024.
(d)	Formerly known as the BlackRock Large Cap Core ETF.
(e)	Formerly known as the BlackRock Large Cap Value ETF.
(f)	Formerly known as the BlackRock U.S. Equity Factor Rotation ETF.
(g)	Formerly known as the BlackRock U.S. Industry Rotation ETF.
(h)	Formerly known as the BlackRock Future U.S. Themes ETF.
The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
On February 20, 2025, the Board of Trustees of the Trust (the “Board”) approved a change in the name of each Fund as described below and certain changes to each Fund’s investment strategy and investment process. The changes are expected to become effective on or about November 21, 2025.
BlackRock U.S. Carbon Transition Readiness ETF will be renamed iShares U.S. Carbon Transition Readiness Aware Active ETF. In connection with the Fund’s name change, the Fund will amend its strategy disclosure to state that the Fund seeks to maintain a Low Carbon Economy Transition Readiness score that is at least 10% better than that of the Russell 1000® Index.
BlackRock World ex U.S. Carbon Transition Readiness ETF will be renamed iShares World ex U.S. Carbon Transition Readiness Aware Active ETF. In connection with the Fund’s name change, the Fund will amend its strategy disclosure to state that the Fund seeks to maintain a Low Carbon Economy Transition Readiness score that is at least 10% better than that of the MSCI World ex USA Index.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.   However, each of the currency hedged funds has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BFA , the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Notes to Financial Statements

Notes to Financial Statements  (continued)
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
• Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
 (i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
 (ii) recapitalizations and other transactions across the capital structure
 (iii) market or relevant indices multiples of comparable issuers
 (iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
 (v) quoted prices for similar investments or assets in active markets
 (vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
 (vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
 (viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
U.S. Carbon Transition Readiness
Barclays Bank PLC	$150,748	$(150,748)	$—	$—
Barclays Capital, Inc.	15,240	(15,240)	—	—
BNP Paribas SA	895,891	(895,891)	—	—
Citigroup Global Markets, Inc.	290,396	(290,396)	—	—
J.P. Morgan Securities LLC	1,344,374	(1,344,374)	—	—
Morgan Stanley	47,394	(47,394)	—	—
Wells Fargo Securities LLC	419,950	(419,950)	—	—
	$3,163,993	$(3,163,993)	$—	$—
World ex U.S. Carbon Transition Readiness
Citigroup Global Markets, Inc.	$75,802	$(75,802)	$—	$—
FinTech Active
Barclays Capital, Inc.	$402,460	$(402,460)	$—	$—
Goldman Sachs & Co. LLC	494,464	(494,464)	—	—
J.P. Morgan Securities LLC	355,774	(355,774)	—	—
Jefferies LLC	324,750	(324,750)	—	—
Wells Fargo Securities LLC	208,410	(208,410)	—	—
	$1,785,858	$(1,785,858)	$—	$—
Notes to Financial Statements

Notes to Financial Statements  (continued)
Fund Name and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Health Innovation Active
Barclays Bank PLC	$8,785	$(8,785)	$—	$—
BofA Securities, Inc.	37,051	(37,051)	—	—
Citadel Clearing LLC	14,238	(14,238)	—	—
Citigroup Global Markets, Inc.	49,431	(49,431)	—	—
Goldman Sachs & Co. LLC	10,542	(10,542)	—	—
J.P. Morgan Securities LLC	10,678	(10,678)	—	—
Toronto-Dominion Bank	8,285	(8,285)	—	—
UBS AG	7,884	(7,884)	—	—
UBS Securities LLC	17,991	(17,991)	—	—
Wells Fargo Bank N.A.	9,078	(9,078)	—	—
Wells Fargo Securities LLC	1,353	(1,353)	—	—
	$175,316	$(175,316)	$—	$—
International Country Rotation Active
Wells Fargo Securities LLC	$132,089	$(132,089)	$—	$—
Large Cap Core Active
TD Prime Services LLC	$111,408	$(111,408)	$—	$—
U.S. Equity Factor Rotation Active
J.P. Morgan Securities LLC	$561,398	$(561,398)	$—	$—
Jefferies LLC	10,490	(10,490)	—	—
	$571,888	$(571,888)	$—	$—
U.S. Industry Rotation Active
BofA Securities, Inc.	$43,485	$(43,485)	$—	$—
Citigroup Global Markets, Inc.	232,401	(232,401)	—	—
HSBC BANK PLC	123	(123)	—	—
J.P. Morgan Securities LLC	6,788	(6,788)	—	—
Jefferies LLC	58,389	(58,389)	—	—
UBS AG	94,575	(94,575)	—	—
Wells Fargo Bank, National Association	500,397	(500,397)	—	—
Wells Fargo Securities LLC	3,861	(3,861)	—	—
	$940,019	$(940,019)	$—	$—
U.S. Thematic Rotation Active
BofA Securities, Inc.	$5,143,674	$(5,143,674)	$—	$—
Morgan Stanley	5,276,309	(5,276,309)	—	—
	$10,419,983	$(10,419,983)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of  Assets and Liabilities.  A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the BlackRock U.S. Carbon Transition Readiness ETF and iShares U.S. Equity Factor Rotation Active ETF, BFA will be paid a management fee from the Funds based on a percentage of each Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.30%
Over $1 billion, up to and including $3 billion	0.28
Over $3 billion, up to and including $5 billion	0.27
Over $5 billion, up to and including $10 billion	0.26
Over $10 billion	0.25
Notes to Financial Statements

Notes to Financial Statements  (continued)
For its investment advisory services to the BlackRock World ex U.S. Carbon Transition Readiness ETF, BFA will be paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.35%
Over $1 billion, up to and including $3 billion	0.33
Over $3 billion, up to and including $5 billion	0.32
Over $5 billion, up to and including $10 billion	0.30
Over $10 billion	0.29
For its investment advisory services to the iShares FinTech Active ETF, BFA will be paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.70%
Over $1 billion, up to and including $3 billion	0.66
Over $3 billion, up to and including $5 billion	0.63
Over $5 billion, up to and including $10 billion	0.61
Over $10 billion	0.60
For its investment advisory services to the iShares Health Innovation Active ETF, BFA will be paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.85%
Over $1 billion, up to and including $3 billion	0.80
Over $3 billion, up to and including $5 billion	0.77
Over $5 billion, up to and including $10 billion	0.74
Over $10 billion	0.72
For its investment advisory services to the iShares International Country Rotation Active ETF, BFA is entitled to an annual investment advisory fee of 0.55%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
For its investment advisory services to the iShares Large Cap Core Active ETF, BFA will be paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.38%
Over $1 billion, up to and including $3 billion	0.36
Over $3 billion, up to and including $5 billion	0.34
Over $5 billion, up to and including $10 billion	0.33
Over $10 billion	0.32
For its investment advisory services to the iShares Large Cap Value Active ETF, BFA will be paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.55%
Over $1 billion, up to and including $3 billion	0.51
Over $3 billion, up to and including $5 billion	0.48
Over $5 billion, up to and including $10 billion	0.46
Over $10 billion	0.45
For its investment advisory services to the iShares U.S. Industry Rotation Active ETF, BFA will be paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.42%
Over $1 billion, up to and including $3 billion	0.39
Over $3 billion, up to and including $5 billion	0.38
Over $5 billion, up to and including $10 billion	0.37
Over $10 billion	0.35

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
For its investment advisory services to the iShares U.S. Thematic Rotation Active ETF, BFA will be paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.60%
Over $1 billion, up to and including $3 billion	0.56
Over $3 billion, up to and including $5 billion	0.54
Over $5 billion, up to and including $10 billion	0.52
Over $10 billion	0.51
Expense Waivers: BFA has contractually agreed to waive 0.15% of its management fee payable for each of the BlackRock U.S. Carbon Transition Readiness and BlackRock World ex U.S. Carbon Transition Readiness ETFs, through June 30, 2026. For the iShares Large Cap Core Active ETF, BFA has contractually agreed to waive 0.02% of its management fee payable through June 30, 2026.  The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
For the iShares Large Cap Value Active ETF, BFA has contractually agreed to limit the Fund’s total annual fund operating expenses after fee waiver to 0.46% as a percentage of the Fund’s average daily net assets through June 30, 2026.  The contractual waiver may be terminated prior to June 30, 2026 only upon written agreement of the Trust and BFA. BFA may also from time to time voluntarily waive and/or reimburse other fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time. BFA had contractually agreed to waive its management fees pursuant to which the management fee will be limited to 0.00% from October 1, 2024 to March 31, 2025. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. The waiver was discontinued as of March 31, 2025.
For the iShares U.S. Equity Factor Rotation Active ETF, BFA had voluntarily agreed to waive its management fee payable by the iShares U.S. Equity Factor Rotation Active ETF to limit the annual management fee paid by the Fund to 0.20%. BFA may also from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time. The waiver was discontinued as of November 27, 2024.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended July 31, 2025, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Fund Name	Amounts Waived
U.S. Carbon Transition Readiness	$1,854,714
World ex U.S. Carbon Transition Readiness	366,759
Large Cap Core Active	1,570
Large Cap Value Active	54,062
U.S. Equity Factor Rotation Active	2,546,247
In addition, BFA has contractually agreed to waive a portion of its management fees to each Fund in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund in other equity and fixed-income mutual funds and ETFs advised by BFA or its affiliates through June 30, 2026. BFA has also contractually agreed to waive a portion of its management fees to each Fund by an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund in money market funds advised by BFA or its affiliates through June 30, 2026. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
For the year ended July 31, 2025, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Fund Name	Amounts Waived
U.S. Carbon Transition Readiness	$8,779
World ex U.S. Carbon Transition Readiness	1,548
FinTech Active	165
Health Innovation Active	130
International Country Rotation Active	22,332
Large Cap Core Active	90
Large Cap Value Active	273
U.S. Equity Factor Rotation Active	62,705
U.S. Industry Rotation Active	56
U.S. Thematic Rotation Active	16,024
Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the BlackRock U.S. Carbon Transition Readiness ETF, BlackRock World ex U.S. Carbon Transition Readiness ETF, iShares FinTech Active ETF and iShares International Country Rotation Active.
Notes to Financial Statements

Notes to Financial Statements  (continued)
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the "SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee.  If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each of BlackRock U.S. Carbon Transition Readiness ETF, iShares FinTech Active ETF, iShares Health Innovation Active ETF, iShares Large Cap Core Active ETF, iShares Large Cap Value Active ETF, iShares U.S. Equity Factor Rotation Active ETF, iShares U.S. Industry Rotation Active ETF and iShares U.S. Thematic Rotation Active ETF (the “Group 1 Funds”), retains 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the current securities lending agreement, each of  BlackRock World ex U.S. Carbon Transition Readiness ETF and iShares International Country Rotation Active ETF  (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the BlackRock Multi-Asset Complex in a given calendar year exceeds a specified threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025,  commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the Multi-Asset Complex in a calendar year exceeded a specified threshold: each Group 1 Fund (other than iShares FinTech Active ETF), pursuant to the securities lending agreement, retained  for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, iShares FinTech Active ETF retained 82% of securities lending income (which excluded collateral investment fees) and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses. In addition, commencing the business day following the date that the aggregate securities lending income earned across the Multi-Asset Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year 85% of securities lending income (which excluded collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended July 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Fund Name	Amounts
U.S. Carbon Transition Readiness	$7,846
World ex U.S. Carbon Transition Readiness	248
FinTech Active	1,755
Health Innovation Active	350
International Country Rotation Active	296
Large Cap Core Active	78
Large Cap Value Active	97
U.S. Equity Factor Rotation Active	35,843
U.S. Industry Rotation Active	85
U.S. Thematic Rotation Active	4,606
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the year ended July 31, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Fund Name	Purchases	Sales	Net Realized Gain (Loss)
U.S. Carbon Transition Readiness	$158,337,601	$108,040,870	$(1,615,818)
World ex U.S. Carbon Transition Readiness	20,522,937	14,534,397	(59,637)
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
7. PURCHASES AND SALES
For the year ended July 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
Fund Name	Purchases	Sales
U.S. Carbon Transition Readiness	$503,060,618	$496,465,186
World ex U.S. Carbon Transition Readiness	93,574,430	95,984,253
FinTech Active	5,669,291	5,225,554
Health Innovation Active	3,884,226	3,763,230
International Country Rotation Active	8,534,210	3,520,622
Large Cap Core Active	7,351,020	7,901,565
Large Cap Value Active	15,648,877	13,417,486
U.S. Equity Factor Rotation Active	9,567,087,312	9,389,149,973
U.S. Industry Rotation Active	46,361,977	45,788,279
U.S. Thematic Rotation Active	539,421,472	537,532,813
For the year ended July 31, 2025, in-kind transactions were as follows:
Fund Name	In-kind Purchases	In-kind Sales
U.S. Carbon Transition Readiness	$44,061,462	$146,933,059
World ex U.S. Carbon Transition Readiness	9,780,809	86,728,195
FinTech Active	3,009,588	—
Health Innovation Active	912,932	967,137
International Country Rotation Active	4,326,278	—
Large Cap Core Active	4,960,716	3,542,617
Large Cap Value Active	41,822,605	2,269,378
U.S. Equity Factor Rotation Active	12,721,506,287	4,297,839,877
U.S. Industry Rotation Active	19,941,849	3,809,057
U.S. Thematic Rotation Active	4,743,686,628	34,241,918
Notes to Financial Statements

Notes to Financial Statements  (continued)
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of July 31, 2025, permanent differences attributable to nondeductible expenses and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
Fund Name	Paid-in Capital	Accumulated Earnings (Loss)
U.S. Carbon Transition Readiness	$42,111,066	$ (42,111,066)
World ex U.S. Carbon Transition Readiness	10,404,976	(10,404,976)
FinTech Active	(112)	112
Health Innovation Active	181,362	(181,362)
Large Cap Core Active	862,357	(862,357)
Large Cap Value Active	517,305	(517,305)
U.S. Equity Factor Rotation Active	824,419,534	(824,419,534)
U.S. Industry Rotation Active	627,444	(627,444)
U.S. Thematic Rotation Active	4,663,793	(4,663,793)
The tax character of distributions paid paid was as follows:
Fund Name	Year Ended 07/31/25	Year Ended 07/31/24
U.S. Carbon Transition Readiness
Ordinary income	$15,535,961	$20,232,185
World ex U.S. Carbon Transition Readiness
Ordinary income	$8,710,326	$12,173,850
FinTech Active
Ordinary income	$32,052	$50,103
Health Innovation Active
Ordinary income	$—	$1,153

Fund Name	Period Ended 07/31/25
International Country Rotation Active
Ordinary income	$176,337

Fund Name	Year Ended 07/31/25	Period Ended 07/31/24
Large Cap Core Active
Ordinary income	$47,420	$32,858

Fund Name	Year Ended 07/31/25	Year Ended 07/31/24
Large Cap Value Active
Ordinary income	$317,720	$124,837
U.S. Equity Factor Rotation Active
Ordinary income	$173,851,322	$19,432,993

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Fund Name	Year Ended 07/31/25	Period Ended 07/31/24
U.S. Industry Rotation Active
Ordinary income	$153,907	$7,538

Fund Name	Year Ended 07/31/25	Year Ended 07/31/24
U.S. Thematic Rotation Active
Ordinary income	$1,168,644	$20,946
Long-term capital gains	60,831	—
	$1,229,475	$20,946
As of July 31, 2025, the tax components of accumulated earnings (losses) were as follows:
Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Qualified Late-Year Capital Losses(c)	Qualified Late-Year Ordinary Losses(c)	Total
U.S. Carbon Transition Readiness	$1,563,806	$—	$(63,105,668)	$316,147,900	$—	$ —	$254,606,038
World ex U.S. Carbon Transition Readiness	962,366	—	(73,242,753)	20,976,039	—	—	(51,304,348)
FinTech Active	235,789	339,003	—	1,482,982	—	—	2,057,774
Health Innovation Active	—	—	(999,433)	43,178	—	(447)	(956,702)
International Country Rotation Active	29,761	2,083	—	678,504	—	—	710,348
Large Cap Core Active	3,795	—	(197,750)	2,170,396	—	—	1,976,441
Large Cap Value Active	54,308	—	(509,863)	3,702,347	—	—	3,246,792
U.S. Equity Factor Rotation Active	17,579,788	—	(545,935,679)	3,113,758,543	—	—	2,585,402,652
U.S. Industry Rotation Active	21,733	—	(497,572)	3,209,228	—	—	2,733,389
U.S. Thematic Rotation Active	1,309,673	—	—	295,227,262	(7,546,175)	—	288,990,760

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts and futures contracts, the timing and recognition of partnership income, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and  undistributed capital gains from underlying REIT investments.

(c)	The Funds have elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
For the year ended July 31, 2025, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
Fund Name	Utilized
U.S. Carbon Transition Readiness	$13,053,420
FinTech Active	655,038
U.S. Thematic Rotation Active	79,487
Notes to Financial Statements

Notes to Financial Statements  (continued)
As of July 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Carbon Transition Readiness	$992,690,952	$359,471,217	$(43,318,371)	$316,152,846
World ex U.S. Carbon Transition Readiness	209,372,444	36,208,692	(15,283,681)	20,925,011
FinTech Active	10,921,135	2,131,009	(648,159)	1,482,850
Health Innovation Active	4,067,705	382,829	(339,711)	43,118
International Country Rotation Active	9,519,770	719,413	(40,909)	678,504
Large Cap Core Active	7,665,864	2,258,558	(88,163)	2,170,395
Large Cap Value Active	49,263,691	5,015,396	(1,299,354)	3,716,042
U.S. Equity Factor Rotation Active	18,357,675,593	3,321,746,846	(207,988,303)	3,113,758,543
U.S. Industry Rotation Active	26,975,848	4,031,361	(822,133)	3,209,228
U.S. Thematic Rotation Active	4,815,802,347	427,852,142	(132,624,880)	295,227,262
9. LINE OF CREDIT
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month Overnight Bank Fund Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum.  The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended July 31, 2025, the Funds did not borrow under the credit agreement.
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.  Investment percentages in specific sectors are presented in the  Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 07/31/25		Year Ended 07/31/24
Fund Name	Shares	Amount	Shares	Amount
U.S. Carbon Transition Readiness
Shares sold	700,000	$44,914,873	4,400,000	$217,761,426
Shares redeemed	(2,400,000)	(149,471,765)	(17,025,000)	(887,099,963)
	(1,700,000)	$(104,556,892)	(12,625,000)	$(669,338,537)
World ex U.S. Carbon Transition Readiness
Shares sold	225,000	$10,248,513	675,000	$26,335,156
Shares redeemed	(1,950,000)	(89,167,810)	(7,575,000)	(320,132,030)
	(1,725,000)	$(78,919,297)	(6,900,000)	$(293,796,874)
FinTech Active
Notes to Financial Statements

Notes to Financial Statements  (continued)
	Year Ended 07/31/25		Year Ended 07/31/24
Fund Name	Shares	Amount	Shares	Amount
Shares sold	120,000	$3,506,878	—	$—
Health Innovation Active
Shares sold	40,000	$985,214	—	$—
Shares redeemed	(40,000)	(1,026,177)	(80,000)	(1,909,142)
	—	$(40,963)	(80,000)	$(1,909,142)

	Period Ended 07/31/25(a)
Fund Name	Shares	Amount
International Country Rotation Active
Shares sold	360,000	$9,353,027

	Year Ended 07/31/25		Period Ended 07/31/24(b)
Fund Name	Shares	Amount	Shares	Amount
Large Cap Core Active
Shares sold	160,000	$5,256,625	250,000	$6,419,747
Shares redeemed	(130,000)	(4,273,403)	(20,000)	(605,119)
	30,000	$983,222	230,000	$5,814,628

	Year Ended 07/31/25		Year Ended 07/31/24
Fund Name	Shares	Amount	Shares	Amount
Large Cap Value Active
Shares sold	1,380,000	$45,551,071	130,000	$3,691,610
Shares redeemed	(80,000)	(2,638,349)	(140,000)	(4,009,850)
	1,300,000	$42,912,722	(10,000)	$(318,240)
U.S. Equity Factor Rotation Active
Shares sold	254,500,000	$13,022,575,573	236,000,000	$10,213,323,645
Shares redeemed	(85,550,000)	(4,338,574,560)	(22,350,000)	(987,271,170)
	168,950,000	$8,684,001,013	213,650,000	$9,226,052,475

	Year Ended 07/31/25		Period Ended 07/31/24(c)
Fund Name	Shares	Amount	Shares	Amount
U.S. Industry Rotation Active
Shares sold	760,000	$20,597,383	360,000	$9,168,753
Shares redeemed	(140,000)	(3,909,953)	—	—
	620,000	$16,687,430	360,000	$9,168,753

	Year Ended 07/31/25		Year Ended 07/31/24
Fund Name	Shares	Amount	Shares	Amount
U.S. Thematic Rotation Active
Shares sold	142,000,000	$4,835,373,396	40,000	$1,142,729
Shares redeemed	(1,080,000)	(34,961,296)	—	—
	140,920,000	$4,800,412,100	40,000	$1,142,729

(a)	The Fund commenced operations on December 03, 2024.
(b)	The Fund commenced operations on October 24, 2023.
(c)	The Fund commenced operations on March 26, 2024.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator or BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
As of July 31, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
BlackRock ETF	Shares
FinTech Active	160,000
International Country Rotation Active	200,000
Large Cap Core Active	185,000
Large Cap Value Active	110,000
U.S. Industry Rotation Active	200,000
12. FOREIGN WITHHOLDING TAX CLAIMS
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the BlackRock World ex U.S. Carbon Transition Readiness ETF is able to pass through to shareholders as a foreign tax credit in the current year, the Fund, will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.
13. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
BlackRock ETF Trust and Shareholders of each of the ten funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (ten of the funds constituting BlackRock ETF Trust, hereafter collectively referred to as the "Funds") as of July 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2025, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
BlackRock U.S. Carbon Transition Readiness ETF(1)
BlackRock World ex U.S. Carbon Transition Readiness ETF(1)
iShares FinTech Active ETF(1)
iShares Health Innovation Active ETF(1)
iShares International Country Rotation Active ETF (2)
iShares Large Cap Core Active ETF(3)
iShares Large Cap Value Active ETF(1)
iShares U.S. Equity Factor Rotation Active ETF(1)
iShares U.S. Industry Rotation Active ETF(4)
iShares U.S. Thematic Rotation Active ETF(1)
(1) Statement of operations for the year ended July 31, 2025 and statement of changes in net assets for each of the two years in the period ended July 31, 2025
(2) Statement of operations and statement of changes in net assets for the period December 3, 2024 (commencement of operations) through July 31, 2025
(3) Statement of operations for the year ended July 31, 2025 and statement of changes in net assets for the year ended July 31, 2025 and for the period October 24, 2023 (commencement of operations) through July 31, 2024
(4) Statement of operations for the year ended July 31, 2025 and statement of changes in net assets for the year ended July 31, 2025 and for the period March 26, 2024 (commencement of operations) through July 31, 2024
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.

2025 BlackRock Annual Financial Statements and Additional Information

Important Tax Information (unaudited)
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2025:
Fund Name	Qualified Dividend Income
U.S. Carbon Transition Readiness	$14,783,942
World ex U.S. Carbon Transition Readiness	7,589,289
FinTech Active	60,675
Health Innovation Active	23,985
International Country Rotation Active	149,540
Large Cap Core Active	62,372
Large Cap Value Active	407,428
U.S. Equity Factor Rotation Active	200,785,978
U.S. Industry Rotation Active	198,287
U.S. Thematic Rotation Active	6,930,294
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended July 31, 2025:
Fund Name	20% Rate Long-Term Capital Gain Dividends
U.S. Thematic Rotation Active	$60,831
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended July 31, 2025:
Fund Name	Foreign Source Income Earned	Foreign Taxes Paid
World ex U.S. Carbon Transition Readiness	$8,010,227	$262,584
International Country Rotation Active	182,503	20,995
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2025 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
U.S. Carbon Transition Readiness	95.93%
FinTech Active	9.07%
Large Cap Core Active	100.00%
Large Cap Value Active	98.51%
U.S. Equity Factor Rotation Active	100.00%
U.S. Industry Rotation Active	100.00%
U.S. Thematic Rotation Active	100.00%
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended July 31, 2025:
Fund Name	Qualified Business Income
U.S. Carbon Transition Readiness	$813,086
Large Cap Core Active	614
Large Cap Value Active	9,419
U.S. Equity Factor Rotation Active	2,020,362
U.S. Industry Rotation Active	10,540
The Fund hereby designates the following amount, or maximum amount allowable by law, as qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2025:
Fund Name	Qualified Short-Term Capital Gains
Large Cap Core Active	$4,002
Important Tax Information

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Fund and Service Providers
Investment Adviser	Independent Registered Public Accounting Firm
BlackRock Fund Advisors San Francisco, CA 94105	PricewaterhouseCoopers LLP Philadelphia, Pennsylvania 19103
Sub-Adviser	Legal Counsel
BlackRock International Limited(a) Edinburgh, EH3 8BL United Kingdom	Sidley Austin LLP New York, NY 10019
Administrator, Custodian and Transfer Agent	Address of the Trust
State Street Bank and Trust Company Boston, MA, 02114	100 Bellevue Parkway Wilmington, DE 19809
Distributor
BlackRock Investments, LLC New York, NY 10001
(a) For LCTU, LCTD, BPAY and CORO.

2025 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock ETF Trust (the “Trust”) met on April 22, 2025 (the “April Meeting”) and May 20-21, 2025 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of iShares U.S. Equity Factor Rotation Active ETF (“U.S. Equity Factor Rotation Active ETF”), BlackRock U.S. Carbon Transition Readiness ETF (“U.S. Carbon Transition Readiness ETF”), BlackRock World ex U.S. Carbon Transition Readiness ETF (“World ex U.S. Carbon Transition Readiness ETF”), iShares FinTech Active ETF (“FinTech Active ETF”), iShares Health Innovation Active ETF (“Health Innovation Active ETF”), iShares Large Cap Core Active ETF (“Large Cap Core Active ETF”), iShares Large Cap Value Active ETF (“Large Cap Value Active ETF”), iShares U.S. Industry Rotation Active ETF (“U.S. Industry Rotation Active ETF”) and iShares U.S. Thematic Rotation Active ETF (“U.S. Thematic Rotation Active ETF”  and, together with U.S. Equity Factor Rotation Active ETF, U.S. Carbon Transition Readiness ETF, World ex U.S. Carbon Transition Readiness ETF, FinTech Active ETF, Health Innovation Active ETF, Large Cap Core Active ETF, Large Cap Value Active ETF and U.S. Industry Rotation Active ETF, the “Funds”), and BlackRock Fund Advisors (the “Manager”), each Fund’s investment advisor.
The Board also considered the approval to continue (i) the sub-advisory agreement between the Manager and BlackRock International Limited (the “Sub-Advisor”) with respect to U.S. Carbon Transition Readiness ETF (the “U.S. Carbon Transition Readiness ETF Sub-Advisory Agreement”); (ii) the sub-advisory agreement between the Manager and the Sub-Advisor with respect to World ex U.S. Carbon Transition Readiness ETF (the “World ex U.S. Carbon Transition Readiness ETF Sub-Advisory Agreement”); and (iii) the sub-advisory agreement between the Manager and the Sub-Advisor with respect to FinTech Active ETF (the “FinTech Active ETF Sub-Advisory Agreement” and, together with the U.S. Carbon Transition Readiness ETF Sub-Advisory Agreement and the World ex U.S. Carbon Transition Readiness ETF Sub-Advisory Agreement, the “Sub-Advisory Agreements”).  The Manager and the Sub-Advisor are referred to herein as “BlackRock.”  The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed.  The committees of the Board similarly met throughout the year.  The Board also held the April Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders.  BlackRock also furnished additional information to the Board in response to specific questions from the Board.  Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements.  The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations.  The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings.  The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board.  The Board evaluated the information available to it on a fund-by-fund basis.  The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision.  The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A.                 Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund.  Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable.  The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers.  The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group.  The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund.  BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third-parties) and officers and other personnel as are necessary for the operations of the Funds.  In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services.  The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisor with respect to U.S. Carbon Transition Readiness ETF, World ex U.S. Carbon Transition Readiness ETF and FinTech Active ETF facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the applicable Fund and its shareholders.
B.                 The Investment Performance of the Funds
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April Meeting.  The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April meeting.  In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2024, as compared to its Performance Peers.  Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.  In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results.  The

2025 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)
Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-, three- and five-year periods reported, U.S. Equity Factor Rotation Active ETF ranked in the first quartile against its Performance Peers.
The Board noted that for each of the one-year, three-year and since-inception periods reported, U.S. Thematic Rotation Active ETF ranked in the first quartile against its Performance Peers.
The Board noted that for the since-inception period reported, U.S. Industry Rotation Active ETF ranked in the second quartile against its Performance Peers.
The Board noted that for the one-year, three-year and since-inception periods reported U.S. Carbon Transition Readiness ETF ranked in the second, third and second quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable period.
The Board noted that for the one-year and since-inception periods reported, Large Cap Value Active ETF ranked in the third and second quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable period.
The Board noted that for each of the one-year, three-year and since-inception periods reported, World ex U.S. Carbon Transition Readiness ETF ranked in the third quartile against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods.
The Board noted that for the one-year, three-year and since-inception periods reported, Health Innovation Active ETF ranked in the third, third and fourth quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods.
The Board noted that for each of the one-year and since-inception periods reported, FinTech Active ETF ranked in the fourth quartile against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods. The Board was informed that, among other things, underperformance was driven by being classified in the Morningstar Financials category which predominantly consists of financials funds with large allocation to traditional U.S. banks. These banks are typically not applicable to the fintech theme and performed exceptionally well during the period. The Board and BlackRock discussed BlackRock’s strategy for improving the Fund’s investment performance. Discussions covered topics such as performance attribution, the Fund’s investment personnel, and the resources appropriate to support the Fund’s investment processes.
The Board noted that for each of the one-year and since-inception periods reported, Large Cap Core Active ETF ranked in the fourth quartile against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods. The Board was informed that, among other things, the Fund underperformed peers due to stock selection in the health care and consumer sectors primarily weighing on results. In health care, companies struggled following COVID due to inventory destocking and general funding environment weakness. In the consumer sectors, relative underperformance was concentrated among a few stocks in the dollar store retailing and autos segments. The Board and BlackRock discussed BlackRock’s strategy for improving the Fund’s investment performance. Discussions covered topics such as performance attribution, the Fund’s investment personnel, and the resources appropriate to support the Fund’s investment processes.
C.                 Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers.  The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.  The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers.  The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees.  The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers.  The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility.  The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund.  The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years.  The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates.  The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products.  The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.  The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)
The Board received and reviewed statements relating to BlackRock’s financial condition.  The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms.  The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.  The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that each of U.S. Carbon Transition Readiness ETF’s and World ex U.S. Carbon Transition Readiness ETF’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. Additionally, the Board noted that BlackRock and the Board have contractually agreed to waive a portion of the advisory fee payable by each Fund.
The Board noted that U.S. Equity Factor Rotation Active ETF’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.
The Board noted that Large Cap Core Active ETF’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers. Additionally, the Board noted that BlackRock and the Board have contractually agreed to waive a portion of the advisory fee payable by the Fund.
The Board noted that each of U.S. Industry Rotation Active ETF’s and U.S. Thematic Rotation Active ETF’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to the Fund’s Expense Peers.
The Board noted that FinTech Active ETF’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the third quartile relative to the Fund’s Expense Peers.
The Board noted that Large Cap Value Active ETF’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the third quartile relative to the Fund’s Expense Peers. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets.
The Board noted that Health Innovation Active ETF’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the fourth quartile relative to the Fund’s Expense Peers. The Board also noted, however, that given the comparability limitations of the Expense Peers, BlackRock provided the Board a supplemental peer group consisting of funds that BlackRock believes are generally similar to the Fund. The Board noted that the Fund’s actual management fee rate and total expense ratio each ranked in the second quartile relative to the supplemental peer group.
The Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the pertinent Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels.
D.                Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might benefit the Funds in a variety of ways as the assets of the Funds increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable.  The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E.                 Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending, ETF servicing and cash management services.  With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent.  The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the ETF marketplace, and that shareholders are able to redeem or sell their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

2025 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of (i) the Advisory Agreement between the Manager and the Trust, on behalf of each Fund; (ii) the U.S. Carbon Transition Readiness ETF Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to U.S. Carbon Transition Readiness ETF; (iii) the World ex U.S. Carbon Transition Readiness ETF Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to World ex U.S. Carbon Transition Readiness ETF; and (iv) the FinTech Active ETF Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to Future Financial and Technology ETF, each for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and, in the best interest of each Fund and its shareholders.  In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered.  The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
JSC	Joint Stock Company
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
S&P	Standard & Poor's

Currency Abbreviation
GBP	British Pound
USD	United States Dollar

2025 BlackRock Annual Financial Statements and Additional Information

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 – Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 – Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock ETF Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust

Date: September 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust

Date: September 23, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock ETF Trust

Date: September 23, 2025